ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account R. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account R.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, transfers to and from fixed dollar contract and other subaccounts, withdrawals, surrenders and death benefit payments, surrender charges, lapse charges, and cost of insurance and other administrative fees. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

The following includes fund trust abbreviations that occur throughout this report:

Fund Trust Abbreviations -

ONFI - Ohio National Fund, Inc.

FIDS - Fidelity® Variable Insurance Products Fund - Service Class

FID2 - Fidelity® Variable Insurance Products Fund - Service Class 2

JASI - Janus Aspen Series - Institutional Shares

JASS - Janus Aspen Series - Service Shares

LEGI - Legg Mason Partners Variable Equity Trust - Class I

WFVT - Wells Fargo Variable Trust

MSVI - Morgan Stanley Variable Insurance Fund, Inc. - Class I

MSV2 - Morgan Stanley Variable Insurance Fund, Inc. - Class II

GSVI - Goldman Sachs Variable Insurance Trust - Institutional Shares

GSVS - Goldman Sachs Variable Insurance Trust - Service Shares

LAZS - Lazard Retirement Series, Inc. - Service Shares

PRS2 - The Prudential Series Fund, Inc. - Class II

JPMI - J.P. Morgan Insurance Trust - Class I

MFSI - MFS® Variable Insurance Trust - Service Class

MFS2 - MFS® Variable Insurance Trust II - Service Class

PVIA - PIMCO Variable Insurance Trust - Administrative Shares

CALI - Calvert Variable Products, Inc.

BNYS - BNY Mellon Variable Investment Fund - Service Shares

ROYI - Royce Capital Fund - Investment Class

AIMI - AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

NBAS - Neuberger Berman Advisers Management Trust - S Class

FRT2 - Franklin Templeton Variable Insurance Products Trust - Class 2

FRT4 - Franklin Templeton Variable Insurance Products Trust - Class 4

FEDS - Federated Hermes Insurance Series

ALP2 - ALPS Variable Investment Trust - Class II

IVYV - Ivy Variable Insurance Portfolios

Ohio National Variable Account R

Statements of Assets and Contract Owners' Equity	December 31, 2020

			Assets	Contract owners' equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)
ONFI - ON Bond Subaccount	188,077	$3,022,718	$3,910,130	$3,910,130
ONFI - ON BlackRock Balanced Allocation Subaccount	245,510	5,800,341	9,673,079	9,673,079
ONFI - ON BlackRock Advantage International Equity Subaccount (a)	538,348	7,013,387	8,866,598	8,866,598
ONFI - ON Janus Henderson Forty Subaccount	186,770	2,834,426	6,561,228	6,561,228
ONFI - ON Janus Henderson Venture Subaccount	324,040	8,065,626	14,426,262	14,426,262
ONFI - ON Janus Henderson Enterprise Subaccount	183,631	4,851,980	10,463,278	10,463,278
ONFI - ON S&P 500® Index Subaccount	864,279	18,516,659	33,464,868	33,464,868
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	68,356	983,794	1,307,652	1,307,652
ONFI - ON Federated High Income Bond Subaccount	151,212	2,571,045	3,273,745	3,273,745
ONFI - ON Nasdaq-100® Index Subaccount	195,584	3,093,842	5,492,009	5,492,009
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	789,118	23,198,331	30,507,287	30,507,287
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	105,903	2,705,079	4,415,076	4,415,076
ONFI - ON S&P MidCap 400® Index Subaccount	36,220	545,111	785,965	785,965
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	8,449	235,696	307,198	307,198
FIDS - VIP Government Money Market Subaccount	4,775,276	4,775,276	4,775,276	4,775,276
FID2 - VIP Mid Cap Subaccount	355,872	10,940,702	13,270,467	13,270,467
FID2 - VIP Contrafund® Subaccount	427,661	13,187,054	19,984,615	19,984,615
FID2 - VIP Growth Subaccount	77,820	4,737,251	7,827,183	7,827,183
FID2 - VIP Equity-Income Subaccount	142,023	2,953,303	3,292,086	3,292,086
FID2 - VIP Real Estate Subaccount	55,409	990,845	948,043	948,043
JASI - Janus Henderson Research Subaccount	212,103	6,500,084	10,467,269	10,467,269
JASI - Janus Henderson Global Research Subaccount	50,160	2,044,622	3,191,184	3,191,184
JASI - Janus Henderson Balanced Subaccount	61,494	1,937,952	2,679,888	2,679,888
JASS - Janus Henderson Research Subaccount	62,253	1,821,104	2,974,446	2,974,446
JASS - Janus Henderson Global Research Subaccount	44,122	1,721,495	2,735,575	2,735,575
JASS - Janus Henderson Balanced Subaccount	121,950	4,058,789	5,621,914	5,621,914
JASS - Janus Henderson Overseas Subaccount	133,215	4,423,669	4,872,986	4,872,986
LEGI - ClearBridge Variable Dividend Strategy Subaccount	14,061	261,745	310,756	310,756
LEGI - ClearBridge Variable Large Cap Value Subaccount	35,600	708,707	706,302	706,302
WFVT - Opportunity Subaccount	6,960	150,563	206,237	206,237
WFVT - Discovery Subaccount	13,709	320,559	668,047	668,047
MSVI - VIF U.S. Real Estate Subaccount	46,486	828,795	796,298	796,298
MSV2 - VIF Core Plus Fixed Income Subaccount	49,099	541,422	573,475	573,475
MSV2 - VIF U.S. Real Estate Subaccount	71,826	1,224,274	1,223,196	1,223,196
MSV2 - VIF Growth Subaccount	69,087	2,868,705	4,496,152	4,496,152
GSVI - Large Cap Value Subaccount	315,625	3,083,449	2,925,844	2,925,844
GSVI - U.S. Equity Insights Subaccount	40,550	665,760	814,245	814,245
GSVI - Strategic Growth Subaccount	100,213	1,294,053	1,546,288	1,546,288
GSVS - Large Cap Value Subaccount	15,425	148,127	142,991	142,991
GSVS - U.S. Equity Insights Subaccount	923	16,320	18,654	18,654
GSVS - Strategic Growth Subaccount	8,098	106,521	124,791	124,791
LAZS - Emerging Markets Equity Subaccount	184,512	3,640,020	3,898,729	3,898,729
LAZS - U.S. Small-Mid Cap Equity Subaccount	183,159	3,002,029	2,979,994	2,979,994
LAZS - International Equity Subaccount	74,450	785,656	790,660	790,660
PRS2 - Jennison 20/20 Focus Subaccount	109,883	2,536,568	5,183,198	5,183,198
PRS2 - Jennison Subaccount	8,179	510,500	991,743	991,743
JPMI - Small Cap Core Subaccount	28,634	570,472	690,374	690,374
JPMI - Mid Cap Value Subaccount	362,401	3,200,761	3,946,547	3,946,547
MFSI - New Discovery Subaccount	42,462	771,423	1,002,517	1,002,517
MFSI - Mid Cap Growth Subaccount	134,484	1,197,631	1,550,605	1,550,605
MFSI - Total Return Subaccount	136,103	3,020,126	3,470,615	3,470,615
MFS2 - Massachusetts Investors Growth Stock Subaccount	13,869	259,636	342,140	342,140
PVIA - Real Return Subaccount	210,736	2,713,157	2,933,439	2,933,439
PVIA - Total Return Subaccount	357,378	3,939,650	4,142,008	4,142,008
PVIA - Global Bond Opportunities Subaccount	137,677	1,677,354	1,678,281	1,678,281
PVIA - CommodityRealReturn® Strategy Subaccount	33,917	262,008	205,197	205,197
CALI - VP S&P 500 Index Subaccount	858	103,131	142,490	142,490
BNYS - Appreciation Subaccount	13,898	557,780	647,661	647,661
ROYI - Small-Cap Subaccount	639,804	5,597,771	4,740,945	4,740,945
ROYI - Micro-Cap Subaccount	256,556	2,650,778	3,055,582	3,055,582
AIMI - Invesco V.I. International Growth Series II Subaccount	17,079	608,895	715,251	715,251
NBAS - AMT Mid Cap Intrinsic Value Subaccount	9,746	172,891	175,615	175,615
FRT2 - Franklin Income VIP Subaccount	203,146	3,041,452	3,055,322	3,055,322
FRT2 - Franklin Flex Cap Growth VIP Subaccount	72,738	604,550	794,297	794,297
FRT2 - Templeton Foreign VIP Subaccount	70,402	964,509	934,944	934,944
FRT4 - Franklin Income VIP Subaccount	5,867	91,744	90,648	90,648
FRT4 - Franklin Flex Cap Growth VIP Subaccount	8,336	64,806	86,694	86,694
FRT4 - Templeton Foreign VIP Subaccount	10,557	145,624	142,945	142,945
FRT4 - Franklin Allocation VIP Subaccount	21,424	141,089	120,403	120,403
FEDS - Kaufmann Fund II Service Shares Subaccount (b)	43,855	824,503	1,037,176	1,037,176
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	57,183	637,335	662,751	662,751
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	23,274	250,633	256,481	256,481
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	115,586	1,248,417	1,299,182	1,299,182
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	322,705	3,364,176	3,698,201	3,698,201
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	114,253	1,316,927	1,483,006	1,483,006
IVYV - VIP Asset Strategy Subaccount	112,633	1,088,374	1,176,155	1,176,155
IVYV - VIP Natural Resources Subaccount	84,057	345,141	277,422	277,422
IVYV - VIP Science and Technology Subaccount	115,769	3,135,494	4,152,872	4,152,872

(a)	Name changes effective on May 1, 2020:

ON BlackRock Advantage International Equity Subaccount formerly known as ON International Equity Subaccount

(b)	Name change effective on April 28, 2020:

FEDS formerly known as Federated Insurance Series

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Operations	For the Period Ended December 31, 2020

	Investment activity:				Realized and unrealized gain (loss) on investments:
	Reinvested Dividends	Risk and administrative expense (note 2)	Net investment activity	Reinvested capital gains	Realized gain (loss)	Unrealized gain (loss)	Net gain (loss) on investments	Net increase (decrease) in contract owners' equity from operations
ONFI - ON Bond Subaccount	$23,617	(18,906)	4,711	0	166,121	121,916	288,037	$292,748
ONFI - ON BlackRock Balanced Allocation Subaccount	17,181	(63,259)	(46,078)	43,768	551,252	645,076	1,196,328	1,194,018
ONFI - ON BlackRock Advantage International Equity Subaccount	45,907	(38,316)	7,591	0	161,851	780,761	942,612	950,203
ONFI - ON Foreign Subaccount (note 4)	35,965	(6,231)	29,734	0	138,086	(668,000)	(529,914)	(500,180)
ONFI - ON Janus Henderson Forty Subaccount	0	(34,575)	(34,575)	134,861	698,484	1,009,556	1,708,040	1,808,326
ONFI - ON Janus Henderson Venture Subaccount	13,972	(78,452)	(64,480)	212,872	569,301	2,872,747	3,442,048	3,590,440
ONFI - ON Janus Henderson Enterprise Subaccount	7,215	(59,297)	(52,082)	121,301	654,038	883,818	1,537,856	1,607,075
ONFI - ON S&P 500® Index Subaccount	118,749	(173,031)	(54,282)	327,978	2,287,230	2,146,120	4,433,350	4,707,046
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	10,870	(4,802)	6,068	7,306	35,327	(135,530)	(100,203)	(86,829)
ONFI - ON Federated High Income Bond Subaccount	48,221	(11,418)	36,803	0	268,079	(81,504)	186,575	223,378
ONFI - ON Nasdaq-100® Index Subaccount	7,240	(20,490)	(13,250)	209,060	232,123	1,231,052	1,463,175	1,658,985
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	51,748	(159,633)	(107,885)	0	650,042	3,850,607	4,500,649	4,392,764
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	0	(17,759)	(17,759)	42,626	132,657	960,288	1,092,945	1,117,812
ONFI - ON S&P MidCap 400® Index Subaccount	967	(3,096)	(2,129)	2,267	14,159	74,528	88,687	88,825
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	413	(1,130)	(717)	2,776	11,284	47,608	58,892	60,951
FIDS - VIP Government Money Market Subaccount	12,612	(25,732)	(13,120)	0	123,685	0	123,685	110,565
FID2 - VIP Mid Cap Subaccount	44,839	(51,540)	(6,701)	0	(154,949)	1,990,245	1,835,296	1,828,595
FID2 - VIP Contrafund® Subaccount	13,211	(89,728)	(76,517)	90,023	842,254	3,896,127	4,738,381	4,751,887
FID2 - VIP Growth Subaccount	2,476	(31,982)	(29,506)	577,945	377,705	1,473,944	1,851,649	2,400,088
FID2 - VIP Equity-Income Subaccount	50,734	(12,517)	38,217	139,445	(24,205)	5,821	(18,384)	159,278
FID2 - VIP Real Estate Subaccount	18,050	(4,577)	13,473	42,577	(27,222)	(111,679)	(138,901)	(82,851)
JASI - Janus Henderson Research Subaccount	40,200	(72,672)	(32,472)	785,550	665,591	1,361,444	2,027,035	2,780,113
JASI - Janus Henderson Global Research Subaccount	20,244	(20,776)	(532)	148,803	162,168	202,046	364,214	512,485
JASI - Janus Henderson Balanced Subaccount	44,610	(18,544)	26,066	39,378	94,972	153,705	248,677	314,121
JASS - Janus Henderson Research Subaccount	5,803	(14,115)	(8,312)	226,044	179,881	306,438	486,319	704,051
JASS - Janus Henderson Global Research Subaccount	13,140	(9,720)	3,420	132,051	168,867	143,106	311,973	447,444
JASS - Janus Henderson Balanced Subaccount	78,120	(21,505)	56,615	80,789	303,246	214,362	517,608	655,012
JASS - Janus Henderson Overseas Subaccount	47,106	(8,880)	38,226	0	(73,943)	663,250	589,307	627,533
LEGI - ClearBridge Variable Dividend Strategy Subaccount	4,035	(1,332)	2,703	2,488	1,392	13,233	14,625	19,816
LEGI - ClearBridge Variable Large Cap Value Subaccount	8,950	(2,491)	6,459	69,498	(1,065)	(39,545)	(40,610)	35,347
WFVT - Opportunity Subaccount	766	(1,324)	(558)	13,238	2,113	18,002	20,115	32,795
WFVT - Discovery Subaccount	0	(3,821)	(3,821)	42,809	24,218	187,028	211,246	250,234
MSVI - VIF U.S. Real Estate Subaccount	21,178	(5,836)	15,342	21,025	8,145	(220,963)	(212,818)	(176,451)
MSV2 - VIF Core Plus Fixed Income Subaccount	12,202	(2,600)	9,602	4,895	6,835	11,829	18,664	33,161
MSV2 - VIF U.S. Real Estate Subaccount	32,030	(995)	31,035	35,718	(13,093)	(348,205)	(361,298)	(294,545)
MSV2 - VIF Growth Subaccount	0	(15,990)	(15,990)	298,692	342,652	1,518,617	1,861,269	2,143,971
GSVI - Large Cap Value Subaccount	37,314	(13,081)	24,233	49,107	(80,190)	89,870	9,680	83,020
GSVI - U.S. Equity Insights Subaccount	6,318	(3,742)	2,576	31,740	14,782	68,548	83,330	117,646
GSVI - Strategic Growth Subaccount	1,173	(6,915)	(5,742)	114,946	12,270	307,706	319,976	429,180
GSVS - Large Cap Value Subaccount	1,503	(808)	695	2,399	(6,246)	8,285	2,039	5,133
GSVS - U.S. Equity Insights Subaccount	107	147	254	716	(17)	1,902	1,885	2,855
GSVS - Strategic Growth Subaccount	0	(675)	(675)	9,276	(261)	25,396	25,135	33,736
LAZS - Emerging Markets Equity Subaccount	90,322	(13,601)	76,721	0	(76,519)	(144,276)	(220,795)	(144,074)
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	4,830	(10,972)	(6,142)	184,583	(163,229)	59,207	(104,022)	74,419
LAZS - International Equity Subaccount	10,869	(2,803)	8,066	15,925	(84,341)	71,403	(12,938)	11,053
PRS2 - Jennison 20/20 Focus Subaccount	0	(18,330)	(18,330)	0	674,586	623,225	1,297,811	1,279,481
PRS2 - Jennison Subaccount	0	(4,541)	(4,541)	0	129,043	230,776	359,819	355,278
JPMI - Small Cap Core Subaccount	5,629	(2,530)	3,099	37,071	4,072	31,792	35,864	76,034
JPMI - Mid Cap Value Subaccount	52,512	(15,745)	36,767	219,093	107,562	(426,827)	(319,265)	(63,405)
MFSI - New Discovery Subaccount	0	(3,837)	(3,837)	75,876	7,285	211,585	218,870	290,909
MFSI - Mid Cap Growth Subaccount	0	(5,128)	(5,128)	102,034	27,910	276,239	304,149	401,055
MFSI - Total Return Subaccount	65,649	(15,540)	50,109	85,491	19,038	121,282	140,320	275,920
MFS2 - Massachusetts Investors Growth Stock Subaccount	663	(2,368)	(1,705)	29,133	20,276	12,332	32,608	60,036
PVIA - Real Return Subaccount	39,975	(9,917)	30,058	0	28,692	240,954	269,646	299,704
PVIA - Total Return Subaccount	83,601	(17,502)	66,099	43,733	28,134	167,127	195,261	305,093
PVIA - Global Bond Opportunities Subaccount	38,215	(5,707)	32,508	0	(23,746)	138,018	114,272	146,780
PVIA - CommodityRealReturn® Strategy Subaccount	14,120	(92)	14,028	0	(160,316)	92,885	(67,431)	(53,403)
CALI - VP S&P 500 Index Subaccount	2,123	(932)	1,191	4,182	1,661	13,850	15,511	20,884
BNYS - Appreciation Subaccount	2,620	(2,482)	138	38,571	(369)	60,308	59,939	98,648
ROYI - Small-Cap Subaccount	42,332	(14,116)	28,216	77,035	(385,008)	(147,336)	(532,344)	(427,093)
ROYI - Micro-Cap Subaccount	0	(7,214)	(7,214)	39,193	(55,330)	599,315	543,985	575,964
AIMI - Invesco V.I. International Growth Series II Subaccount	13,469	(2,091)	11,378	14,682	4,300	63,805	68,105	94,165
NBAS - AMT Mid Cap Intrinsic Value Subaccount	841	(551)	290	0	(2,800)	727	(2,073)	(1,783)
FRT2 - Franklin Income VIP Subaccount	170,206	(12,085)	158,121	2,411	(15,385)	(152,072)	(167,457)	(6,925)
FRT2 - Franklin Flex Cap Growth VIP Subaccount	0	(3,205)	(3,205)	38,038	32,746	175,678	208,424	243,257
FRT2 - Templeton Foreign VIP Subaccount	29,304	(3,300)	26,004	0	(48,025)	(11,459)	(59,484)	(33,480)
FRT4 - Franklin Income VIP Subaccount	7,772	(665)	7,107	112	(3,667)	(5,609)	(9,276)	(2,057)
FRT4 - Franklin Flex Cap Growth VIP Subaccount	0	(394)	(394)	4,473	326	21,792	22,118	26,197
FRT4 - Templeton Foreign VIP Subaccount	3,799	(320)	3,479	0	(1,912)	(1,651)	(3,563)	(84)
FRT4 - Franklin Allocation VIP Subaccount	1,450	(627)	823	27,948	(1,147)	(15,565)	(16,712)	12,059
FEDS - Kaufmann Fund II Service Shares Subaccount	0	(4,175)	(4,175)	70,144	18,680	126,815	145,495	211,464
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	10,925	(1,999)	8,926	3,496	(778)	24,863	24,085	36,507
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	5,068	(1,665)	3,403	2,846	(719)	12,447	11,728	17,977
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	24,295	(6,323)	17,972	15,554	(13,877)	75,525	61,648	95,174
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	68,746	(17,290)	51,456	98,349	11,149	146,633	157,782	307,587
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	24,035	(3,924)	20,111	26,666	(21,570)	71,031	49,461	96,238
IVYV - VIP Asset Strategy Subaccount	21,801	(5,697)	16,104	18,182	(6,511)	112,823	106,312	140,598
IVYV - VIP Natural Resources Subaccount	6,033	(642)	5,391	0	(30,020)	(4,611)	(34,631)	(29,240)
IVYV - VIP Science and Technology Subaccount	0	(18,240)	(18,240)	425,223	195,928	509,872	705,800	1,112,783

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Equity Subaccount (note 4)	ONFI - ON Bond Subaccount	ONFI - ON Bond Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount	ONFI - ON BlackRock Balanced Allocation Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$83,916	$4,711	$56,853	$(46,078)	$(2,909)
Reinvested capital gains	2,166,068	0	0	43,768	387,008
Realized gain (loss)	3,812,742	166,121	176,430	551,252	367,841
Unrealized gain (loss)	(3,696,361)	121,916	223,199	645,076	1,239,117
Net increase (decrease) in contract owners' equity from operations	2,366,365	292,748	456,482	1,194,018	1,991,057
Equity transactions:
Contract purchase payments	572,044	147,707	153,898	434,649	420,898
Transfers (to) and from other subaccounts	(16,593,983)	346,190	102,420	(262,922)	1,071,131
Transfers (to) and from fixed dollar contract	(44,711)	(44,836)	67,227	(89,656)	15,724
Withdrawals, surrenders and death benefit payments	(827,424)	(153,495)	(467,488)	(532,292)	(265,520)
Surrender charges (note 2)	(3,803)	(1,196)	(5,321)	(11,904)	(64)
Lapse charges (note 2)	(532)	(36)	0	0	0
Cost of insurance and other administrative fees (note 2)	(663,425)	(156,649)	(164,067)	(543,544)	(511,743)
Net equity transactions	(17,561,834)	137,685	(313,331)	(1,005,669)	730,426
Net change in contract owners' equity	(15,195,469)	430,433	143,151	188,349	2,721,483
Contract owners' equity:
Beginning of period	15,195,469	3,479,697	3,336,546	9,484,730	6,763,247
End of period	$0	$3,910,130	$3,479,697	$9,673,079	$9,484,730

Change in units:
Beginning units	313,278	71,665	78,251	141,607	129,584
Units purchased	16,937	17,420	10,210	10,400	26,794
Units redeemed	(330,215)	(15,052)	(16,796)	(26,188)	(14,771)
Ending units	0	74,033	71,665	125,819	141,607

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON BlackRock Advantage International Equity Subaccount	ONFI - ON Capital Appreciation Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)	ONFI - ON Foreign Subaccount (note 4)
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$7,591	$58,543	$34,779	$29,734	$34,846
Reinvested capital gains	0	0	135,840	0	0
Realized gain (loss)	161,851	189,437	4,117,111	138,086	133,173
Unrealized gain (loss)	780,761	755,402	(3,562,573)	(668,000)	144,642
Net increase (decrease) in contract owners' equity from operations	950,203	1,003,382	725,157	(500,180)	312,661
Equity transactions:
Contract purchase payments	416,705	373,187	223,969	55,787	183,705
Transfers (to) and from other subaccounts	2,549,468	(29,923)	(9,166,144)	(2,769,981)	(91,848)
Transfers (to) and from fixed dollar contract	147,183	(57,229)	(70,212)	6,440	(6,384)
Withdrawals, surrenders and death benefit payments	(446,372)	(508,077)	(570,454)	(141,689)	(250,944)
Surrender charges (note 2)	(6,222)	(3,305)	(2,470)	(752)	(2,539)
Lapse charges (note 2)	(290)	0	0	(27)	(70)
Cost of insurance and other administrative fees (note 2)	(393,638)	(352,173)	(277,581)	(58,656)	(161,609)
Net equity transactions	2,266,834	(577,520)	(9,862,892)	(2,908,878)	(329,689)
Net change in contract owners' equity	3,217,037	425,862	(9,137,735)	(3,409,058)	(17,028)
Contract owners' equity:
Beginning of period	5,649,561	5,223,699	9,137,735	3,409,058	3,426,086
End of period	$8,866,598	$5,649,561	$0	$0	$3,409,058

Change in units:
Beginning units	214,128	237,228	142,164	82,523	90,689
Units purchased	156,882	24,285	5,365	2,757	8,871
Units redeemed	(53,803)	(47,385)	(147,529)	(85,280)	(17,037)
Ending units	317,207	214,128	0	0	82,523

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Forty Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Venture Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount	ONFI - ON Janus Henderson Enterprise Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(34,575)	$(32,338)	$(64,480)	$(81,877)	$(52,082)	$(60,654)
Reinvested capital gains	134,861	429,190	212,872	1,719,624	121,301	454,954
Realized gain (loss)	698,484	380,005	569,301	715,862	654,038	700,457
Unrealized gain (loss)	1,009,556	695,483	2,872,747	407,090	883,818	1,553,214
Net increase (decrease) in contract owners' equity from operations	1,808,326	1,472,340	3,590,440	2,760,699	1,607,075	2,647,971
Equity transactions:
Contract purchase payments	181,948	209,461	304,611	341,275	275,870	296,053
Transfers (to) and from other subaccounts	(17,309)	104,320	(453,327)	54,784	(41,022)	(10,992)
Transfers (to) and from fixed dollar contract	(449,077)	(74,777)	(4,594)	(97,683)	(47,569)	(142,274)
Withdrawals, surrenders and death benefit payments	(341,138)	(212,550)	(467,055)	(835,583)	(508,764)	(441,161)
Surrender charges (note 2)	(1,543)	(384)	(646)	(2,642)	(998)	(3,431)
Lapse charges (note 2)	(909)	(37)	(705)	(110)	0	(122)
Cost of insurance and other administrative fees (note 2)	(235,115)	(219,803)	(470,403)	(527,620)	(384,272)	(423,270)
Net equity transactions	(863,143)	(193,770)	(1,092,119)	(1,067,579)	(706,755)	(725,197)
Net change in contract owners' equity	945,183	1,278,570	2,498,321	1,693,120	900,320	1,922,774
Contract owners' equity:
Beginning of period	5,616,045	4,337,475	11,927,941	10,234,821	9,562,958	7,640,184
End of period	$6,561,228	$5,616,045	$14,426,262	$11,927,941	$10,463,278	$9,562,958

Change in units:
Beginning units	169,487	175,253	233,720	255,996	150,533	163,027
Units purchased	13,664	15,714	10,555	13,156	9,668	9,891
Units redeemed	(38,452)	(21,480)	(31,798)	(35,432)	(20,925)	(22,385)
Ending units	144,699	169,487	212,477	233,720	139,276	150,533

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON S&P 500® Index Subaccount	ONFI - ON S&P 500® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON BlackRock Advantage Large Cap Value Subaccount	ONFI - ON Federated High Income Bond Subaccount	ONFI - ON Federated High Income Bond Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(54,282)	$208,973	$6,068	$45,555	$36,803	$123,702
Reinvested capital gains	327,978	2,571,983	7,306	18,039	0	0
Realized gain (loss)	2,287,230	1,846,706	35,327	63,378	268,079	193,719
Unrealized gain (loss)	2,146,120	2,954,117	(135,530)	173,334	(81,504)	80,730
Net increase (decrease) in contract owners' equity from operations	4,707,046	7,581,779	(86,829)	300,306	223,378	398,151
Equity transactions:
Contract purchase payments	1,063,102	1,098,300	56,271	56,030	106,371	117,171
Transfers (to) and from other subaccounts	(696,303)	273,803	(260,194)	(46,331)	132,789	565,894
Transfers (to) and from fixed dollar contract	(46,680)	(244,840)	(16,558)	(7,062)	4,260	(400)
Withdrawals, surrenders and death benefit payments	(2,266,250)	(1,499,068)	(150,459)	(59,758)	(293,582)	(411,493)
Surrender charges (note 2)	(17,765)	(6,722)	(542)	(365)	(23,482)	(7,203)
Lapse charges (note 2)	(2,062)	(870)	(94)	0	0	(275)
Cost of insurance and other administrative fees (note 2)	(1,056,762)	(1,099,547)	(48,369)	(63,072)	(120,488)	(126,373)
Net equity transactions	(3,022,720)	(1,478,944)	(419,945)	(120,558)	(194,132)	137,321
Net change in contract owners' equity	1,684,326	6,102,835	(506,774)	179,748	29,246	535,472
Contract owners' equity:
Beginning of period	31,780,542	25,677,707	1,814,426	1,634,678	3,244,499	2,709,027
End of period	$33,464,868	$31,780,542	$1,307,652	$1,814,426	$3,273,745	$3,244,499

Change in units:
Beginning units	603,033	633,381	78,422	83,597	102,143	97,592
Units purchased	53,247	51,555	6,244	6,074	26,914	26,592
Units redeemed	(114,079)	(81,903)	(29,733)	(11,249)	(31,336)	(22,041)
Ending units	542,201	603,033	54,933	78,422	97,721	102,143

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON ClearBridge Small Cap Subaccount (note 4)	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON Nasdaq-100® Index Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount	ONFI - ON BlackRock Advantage Large Cap Core Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,481)	$(13,250)	$677	$(107,885)	$81,839
Reinvested capital gains	143,594	209,060	422,471	0	0
Realized gain (loss)	864,755	232,123	366,877	650,042	263,126
Unrealized gain (loss)	(747,447)	1,231,052	196,662	3,850,607	3,104,060
Net increase (decrease) in contract owners' equity from operations	257,421	1,658,985	986,687	4,392,764	3,449,025
Equity transactions:
Contract purchase payments	50,964	115,748	142,909	1,086,312	428,053
Transfers (to) and from other subaccounts	(2,461,652)	580,848	(96,665)	(468,599)	25,678,030
Transfers (to) and from fixed dollar contract	(7,169)	31,496	(86,077)	(59,431)	(64,858)
Withdrawals, surrenders and death benefit payments	(75,513)	(93,559)	(208,730)	(1,956,941)	(995,508)
Surrender charges (note 2)	(423)	(2,073)	(2,368)	(23,144)	(9,853)
Lapse charges (note 2)	(304)	(1,333)	(442)	(1,355)	0
Cost of insurance and other administrative fees (note 2)	(59,293)	(113,652)	(98,084)	(1,420,019)	(555,235)
Net equity transactions	(2,553,390)	517,475	(349,457)	(2,843,177)	24,480,629
Net change in contract owners' equity	(2,295,969)	2,176,460	637,230	1,549,587	27,929,654
Contract owners' equity:
Beginning of period	2,295,969	3,315,549	2,678,319	28,957,700	1,028,046
End of period	$0	$5,492,009	$3,315,549	$30,507,287	$28,957,700

Change in units:
Beginning units	99,995	134,176	149,387	835,547	39,335
Units purchased	4,552	34,867	22,308	61,166	856,950
Units redeemed	(104,547)	(18,072)	(37,519)	(142,221)	(60,738)
Ending units	0	150,971	134,176	754,492	835,547

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	ONFI - ON ICON Balanced Subaccount (note 4)	ONFI - ON S&P MidCap 400® Index Subaccount	ONFI - ON S&P MidCap 400® Index Subaccount
	2020	2019	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(17,759)	$(7,891)	$8,145	$(2,129)	$1,914
Reinvested capital gains	42,626	25,713	0	2,267	0
Realized gain (loss)	132,657	131,199	114,759	14,159	29,215
Unrealized gain (loss)	960,288	465,262	(19,989)	74,528	109,615
Net increase (decrease) in contract owners' equity from operations	1,117,812	614,283	102,915	88,825	140,744
Equity transactions:
Contract purchase payments	92,115	45,190	147,612	48,108	63,088
Transfers (to) and from other subaccounts	(41,985)	2,336,558	(1,022,015)	7,545	(15,390)
Transfers (to) and from fixed dollar contract	(43,499)	(21,903)	(2,835)	6,210	2,530
Withdrawals, surrenders and death benefit payments	(216,210)	(187,140)	(41,277)	(29,824)	(44,006)
Surrender charges (note 2)	(8,006)	(2,266)	(597)	0	(1,397)
Lapse charges (note 2)	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(112,232)	(71,033)	(184,619)	(18,965)	(23,843)
Net equity transactions	(329,817)	2,099,406	(1,103,731)	13,074	(19,018)
Net change in contract owners' equity	787,995	2,713,689	(1,000,816)	101,899	121,726
Contract owners' equity:
Beginning of period	3,627,081	913,392	1,000,816	684,066	562,340
End of period	$4,415,076	$3,627,081	$0	$785,965	$684,066

Change in units:
Beginning units	129,827	43,506	65,431	37,159	38,074
Units purchased	10,629	102,772	9,014	5,101	6,450
Units redeemed	(21,933)	(16,451)	(74,445)	(4,303)	(7,365)
Ending units	118,523	129,827	0	37,957	37,159

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	FIDS - VIP Government Money Market Subaccount	FIDS - VIP Government Money Market Subaccount	FID2 - VIP Mid Cap Subaccount	FID2 - VIP Mid Cap Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(717)	$(45)	$(13,120)	$78,064	$(6,701)	$21,228
Reinvested capital gains	2,776	3,374	0	0	0	1,393,331
Realized gain (loss)	11,284	4,403	123,685	23	(154,949)	(57,604)
Unrealized gain (loss)	47,608	19,122	0	0	1,990,245	1,128,949
Net increase (decrease) in contract owners' equity from operations	60,951	26,854	110,565	78,087	1,828,595	2,485,904
Equity transactions:
Contract purchase payments	2,864	2,354	446,170	267,191	409,984	503,428
Transfers (to) and from other subaccounts	113,429	13,084	1,286,085	(102,081)	(420,891)	(124,362)
Transfers (to) and from fixed dollar contract	46,356	(126)	53,413	(335,639)	31,143	(113,895)
Withdrawals, surrenders and death benefit payments	(17,244)	(1,475)	(1,187,965)	(1,345,433)	(849,852)	(805,995)
Surrender charges (note 2)	0	0	(52,624)	(4,888)	(48,918)	(28,363)
Lapse charges (note 2)	0	0	(77)	0	(1,773)	(1,582)
Cost of insurance and other administrative fees (note 2)	(9,285)	(4,258)	(317,739)	(339,197)	(447,781)	(493,242)
Net equity transactions	136,120	9,579	227,263	(1,860,047)	(1,328,088)	(1,064,011)
Net change in contract owners' equity	197,071	36,433	337,828	(1,781,960)	500,507	1,421,893
Contract owners' equity:
Beginning of period	110,127	73,694	4,437,448	6,219,408	12,769,960	11,348,067
End of period	$307,198	$110,127	$4,775,276	$4,437,448	$13,270,467	$12,769,960

Change in units:
Beginning units	2,703	2,490	208,249	295,258	274,667	298,406
Units purchased	4,166	851	395,163	139,548	23,848	20,764
Units redeemed	(1,198)	(638)	(378,256)	(226,557)	(54,530)	(44,503)
Ending units	5,671	2,703	225,156	208,249	243,985	274,667

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Contrafund® Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Growth Subaccount	FID2 - VIP Equity-Income Subaccount	FID2 - VIP Equity-Income Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(76,517)	$(44,804)	$(29,506)	$(22,090)	$38,217	$41,565
Reinvested capital gains	90,023	1,818,341	577,945	310,521	139,445	220,441
Realized gain (loss)	842,254	300,098	377,705	145,010	(24,205)	29,354
Unrealized gain (loss)	3,896,127	2,030,432	1,473,944	976,803	5,821	472,308
Net increase (decrease) in contract owners' equity from operations	4,751,887	4,104,067	2,400,088	1,410,244	159,278	763,668
Equity transactions:
Contract purchase payments	445,119	485,048	154,568	176,445	103,896	130,688
Transfers (to) and from other subaccounts	120,129	(449,403)	287,079	18,055	204,808	(34,577)
Transfers (to) and from fixed dollar contract	(88,505)	(217,473)	(55,847)	(74,767)	(10,872)	(70,368)
Withdrawals, surrenders and death benefit payments	(940,188)	(978,756)	(280,539)	(236,100)	(235,672)	(402,837)
Surrender charges (note 2)	(13,043)	(14,903)	(6,037)	(10,368)	(128,618)	(5,548)
Lapse charges (note 2)	(1,834)	(1,009)	(1,759)	0	0	(677)
Cost of insurance and other administrative fees (note 2)	(601,709)	(544,109)	(170,163)	(154,491)	(115,874)	(125,069)
Net equity transactions	(1,080,031)	(1,720,605)	(72,698)	(281,226)	(182,332)	(508,388)
Net change in contract owners' equity	3,671,856	2,383,462	2,327,390	1,129,018	(23,054)	255,280
Contract owners' equity:
Beginning of period	16,312,759	13,929,297	5,499,793	4,370,775	3,315,140	3,059,860
End of period	$19,984,615	$16,312,759	$7,827,183	$5,499,793	$3,292,086	$3,315,140

Change in units:
Beginning units	447,684	498,093	223,205	235,885	114,000	132,748
Units purchased	47,835	29,126	33,712	16,292	26,769	10,036
Units redeemed	(71,223)	(79,535)	(33,963)	(28,972)	(33,613)	(28,784)
Ending units	424,296	447,684	222,954	223,205	107,156	114,000

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FID2 - VIP Real Estate Subaccount	FID2 - VIP Real Estate Subaccount	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Research Subaccount	JASI - Janus Henderson Global Research Subaccount	JASI - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$13,473	$10,427	$(32,472)	$(24,286)	$(532)	$6,979
Reinvested capital gains	42,577	20,697	785,550	872,112	148,803	163,334
Realized gain (loss)	(27,222)	12,967	665,591	205,285	162,168	103,354
Unrealized gain (loss)	(111,679)	154,323	1,361,444	1,372,454	202,046	385,010
Net increase (decrease) in contract owners' equity from operations	(82,851)	198,414	2,780,113	2,425,565	512,485	658,677
Equity transactions:
Contract purchase payments	36,849	83,163	144,134	163,109	89,512	104,320
Transfers (to) and from other subaccounts	(114,587)	84,215	(64,887)	7,872	(63,797)	(6,872)
Transfers (to) and from fixed dollar contract	109,787	(16,387)	1,499	(52,597)	(12,479)	13,787
Withdrawals, surrenders and death benefit payments	(74,161)	(63,610)	(1,207,933)	(219,624)	(153,039)	(136,857)
Surrender charges (note 2)	(3,147)	(5,809)	(52)	(315)	(12)	(222)
Lapse charges (note 2)	0	0	0	(171)	0	(120)
Cost of insurance and other administrative fees (note 2)	(34,090)	(38,741)	(352,817)	(358,345)	(103,779)	(111,122)
Net equity transactions	(79,349)	42,831	(1,480,056)	(460,071)	(243,594)	(137,086)
Net change in contract owners' equity	(162,200)	241,245	1,300,057	1,965,494	268,891	521,591
Contract owners' equity:
Beginning of period	1,110,243	868,998	9,167,212	7,201,718	2,922,293	2,400,702
End of period	$948,043	$1,110,243	$10,467,269	$9,167,212	$3,191,184	$2,922,293

Change in units:
Beginning units	31,009	29,619	342,290	361,705	135,124	142,180
Units purchased	6,868	7,879	10,453	12,526	7,581	10,308
Units redeemed	(9,256)	(6,489)	(56,573)	(31,941)	(18,879)	(17,364)
Ending units	28,621	31,009	296,170	342,290	123,826	135,124

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASI - Janus Henderson Balanced Subaccount	JASI - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Research Subaccount	JASS - Janus Henderson Global Research Subaccount	JASS - Janus Henderson Global Research Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$26,066	$28,165	$(8,312)	$(4,928)	$3,420	$11,073
Reinvested capital gains	39,378	67,326	226,044	283,093	132,051	152,836
Realized gain (loss)	94,972	100,791	179,881	98,548	168,867	128,345
Unrealized gain (loss)	153,705	279,208	306,438	395,931	143,106	308,124
Net increase (decrease) in contract owners' equity from operations	314,121	475,490	704,051	772,644	447,444	600,378
Equity transactions:
Contract purchase payments	96,987	110,328	53,188	66,046	93,259	103,962
Transfers (to) and from other subaccounts	104,441	31,983	(161,168)	(2,351)	(25,463)	(10,910)
Transfers (to) and from fixed dollar contract	(2,540)	(12,054)	(2,496)	(19,425)	(42,622)	(15,411)
Withdrawals, surrenders and death benefit payments	(224,466)	(248,006)	(409,136)	(236,566)	(274,524)	(196,882)
Surrender charges (note 2)	(6)	(228)	(52)	(1,637)	(6,338)	(1,996)
Lapse charges (note 2)	0	(290)	(1,221)	0	(921)	(61)
Cost of insurance and other administrative fees (note 2)	(127,787)	(133,911)	(64,784)	(65,522)	(71,930)	(74,799)
Net equity transactions	(153,371)	(252,178)	(585,669)	(259,455)	(328,539)	(196,097)
Net change in contract owners' equity	160,750	223,312	118,382	513,189	118,905	404,281
Contract owners' equity:
Beginning of period	2,519,138	2,295,826	2,856,064	2,342,875	2,616,670	2,212,389
End of period	$2,679,888	$2,519,138	$2,974,446	$2,856,064	$2,735,575	$2,616,670

Change in units:
Beginning units	69,946	77,563	137,186	151,044	174,840	188,857
Units purchased	6,906	6,735	4,637	5,419	14,710	15,849
Units redeemed	(11,269)	(14,352)	(33,246)	(19,277)	(35,780)	(29,866)
Ending units	65,583	69,946	108,577	137,186	153,770	174,840

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Balanced Subaccount	JASS - Janus Henderson Overseas Subaccount	JASS - Janus Henderson Overseas Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount	LEGI - ClearBridge Variable Dividend Strategy Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$56,615	$64,486	$38,226	$64,059	$2,703	$2,606
Reinvested capital gains	80,789	135,110	0	0	2,488	20,398
Realized gain (loss)	303,246	114,124	(73,943)	(156,160)	1,392	5,138
Unrealized gain (loss)	214,362	711,930	663,250	1,029,361	13,233	38,657
Net increase (decrease) in contract owners' equity from operations	655,012	1,025,650	627,533	937,260	19,816	66,799
Equity transactions:
Contract purchase payments	178,969	171,938	188,678	217,618	9,280	9,064
Transfers (to) and from other subaccounts	(91,182)	133,976	123,112	(117,139)	(6,201)	21,515
Transfers (to) and from fixed dollar contract	(52,476)	(86,941)	6,164	(20,126)	(694)	(5,677)
Withdrawals, surrenders and death benefit payments	(587,610)	(184,860)	(179,203)	(362,714)	0	(3,515)
Surrender charges (note 2)	(25,210)	(2,524)	(5,452)	(3,924)	0	(7)
Lapse charges (note 2)	(2,208)	(44)	(1,005)	(389)	0	0
Cost of insurance and other administrative fees (note 2)	(151,848)	(153,082)	(134,929)	(140,433)	(8,656)	(8,414)
Net equity transactions	(731,565)	(121,537)	(2,635)	(427,107)	(6,271)	12,966
Net change in contract owners' equity	(76,553)	904,113	624,898	510,153	13,545	79,765
Contract owners' equity:
Beginning of period	5,698,467	4,794,354	4,248,088	3,737,935	297,211	217,446
End of period	$5,621,914	$5,698,467	$4,872,986	$4,248,088	$310,756	$297,211

Change in units:
Beginning units	178,039	181,792	129,884	143,730	11,200	10,702
Units purchased	18,150	14,715	20,594	15,187	957	2,193
Units redeemed	(40,994)	(18,468)	(21,098)	(29,033)	(1,199)	(1,695)
Ending units	155,195	178,039	129,380	129,884	10,958	11,200

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LEGI - ClearBridge Variable Large Cap Value Subaccount	LEGI - ClearBridge Variable Large Cap Value Subaccount	WFVT - Opportunity Subaccount	WFVT - Opportunity Subaccount	WFVT - Discovery Subaccount	WFVT - Discovery Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$6,459	$7,848	$(558)	$(834)	$(3,821)	$(3,543)
Reinvested capital gains	69,498	36,489	13,238	20,069	42,809	49,738
Realized gain (loss)	(1,065)	14,197	2,113	2,760	24,218	12,128
Unrealized gain (loss)	(39,545)	80,666	18,002	24,730	187,028	84,945
Net increase (decrease) in contract owners' equity from operations	35,347	139,200	32,795	46,725	250,234	143,268
Equity transactions:
Contract purchase payments	19,346	23,340	0	0	0	0
Transfers (to) and from other subaccounts	6,266	107,277	(4,692)	0	0	(3,958)
Transfers (to) and from fixed dollar contract	9,314	1,867	(320)	(37)	(8,795)	(7,646)
Withdrawals, surrenders and death benefit payments	(1,831)	(87,507)	(4,258)	(5,274)	(50,157)	(6,368)
Surrender charges (note 2)	(73)	(1,451)	(15)	(8)	(50)	(74)
Lapse charges (note 2)	0	0	0	0	0	(6)
Cost of insurance and other administrative fees (note 2)	(18,084)	(16,917)	(8,475)	(8,282)	(18,994)	(18,400)
Net equity transactions	14,938	26,609	(17,760)	(13,601)	(77,996)	(36,452)
Net change in contract owners' equity	50,285	165,809	15,035	33,124	172,238	106,816
Contract owners' equity:
Beginning of period	656,017	490,208	191,202	158,078	495,809	388,993
End of period	$706,302	$656,017	$206,237	$191,202	$668,047	$495,809

Change in units:
Beginning units	26,914	25,728	4,590	4,952	15,406	16,679
Units purchased	2,774	11,624	1	0	0	0
Units redeemed	(1,948)	(10,438)	(468)	(362)	(2,548)	(1,273)
Ending units	27,740	26,914	4,123	4,590	12,858	15,406

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MSVI - VIF U.S. Real Estate Subaccount	MSVI - VIF U.S. Real Estate Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF Core Plus Fixed Income Subaccount	MSV2 - VIF U.S. Real Estate Subaccount	MSV2 - VIF U.S. Real Estate Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$15,342	$11,859	$9,602	$13,844	$31,035	$23,797
Reinvested capital gains	21,025	40,395	4,895	0	35,718	63,976
Realized gain (loss)	8,145	55,129	6,835	4,251	(13,093)	54,974
Unrealized gain (loss)	(220,963)	81,188	11,829	20,650	(348,205)	135,325
Net increase (decrease) in contract owners' equity from operations	(176,451)	188,571	33,161	38,745	(294,545)	278,072
Equity transactions:
Contract purchase payments	32,907	39,634	17,625	18,413	65,608	78,333
Transfers (to) and from other subaccounts	(45,662)	(26,786)	146,553	57,498	(89,263)	(30,414)
Transfers (to) and from fixed dollar contract	1,326	2,656	318	(1,866)	(21,141)	(18,040)
Withdrawals, surrenders and death benefit payments	(56,484)	(143,473)	(38,965)	(4,498)	(81,478)	(111,243)
Surrender charges (note 2)	(1)	(902)	(4)	(84)	(964)	(1,791)
Lapse charges (note 2)	0	(259)	0	0	0	(40)
Cost of insurance and other administrative fees (note 2)	(40,455)	(52,380)	(15,562)	(12,987)	(39,375)	(49,751)
Net equity transactions	(108,369)	(181,510)	109,965	56,476	(166,613)	(132,946)
Net change in contract owners' equity	(284,820)	7,061	143,126	95,221	(461,158)	145,126
Contract owners' equity:
Beginning of period	1,081,118	1,074,057	430,349	335,128	1,684,354	1,539,228
End of period	$796,298	$1,081,118	$573,475	$430,349	$1,223,196	$1,684,354

Change in units:
Beginning units	16,806	19,710	22,685	19,395	40,404	43,492
Units purchased	1,149	1,638	11,920	8,623	3,562	3,218
Units redeemed	(2,956)	(4,542)	(6,286)	(5,333)	(8,306)	(6,306)
Ending units	14,999	16,806	28,319	22,685	35,660	40,404

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MSV2 - VIF Growth Subaccount	MSV2 - VIF Growth Subaccount	GSVI - Large Cap Value Subaccount	GSVI - Large Cap Value Subaccount	GSVI - U.S. Equity Insights Subaccount	GSVI - U.S. Equity Insights Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(15,990)	$(9,580)	$24,233	$27,639	$2,576	$5,961
Reinvested capital gains	298,692	99,702	49,107	102,598	31,740	27,442
Realized gain (loss)	342,652	8,948	(80,190)	(84,851)	14,782	4,213
Unrealized gain (loss)	1,518,617	304,619	89,870	611,733	68,548	115,899
Net increase (decrease) in contract owners' equity from operations	2,143,971	403,689	83,020	657,119	117,646	153,515
Equity transactions:
Contract purchase payments	107,878	103,722	95,216	99,253	18,360	37,001
Transfers (to) and from other subaccounts	720,949	304,078	(19,379)	(9,322)	1,185	19,299
Transfers (to) and from fixed dollar contract	(5,005)	(40,366)	23,882	(41,169)	(17,217)	(2,580)
Withdrawals, surrenders and death benefit payments	(202,779)	(57,664)	(173,751)	(292,409)	(72,238)	(5,103)
Surrender charges (note 2)	(799)	(9)	(1,830)	(1,275)	(883)	0
Lapse charges (note 2)	0	(794)	0	(40)	0	(318)
Cost of insurance and other administrative fees (note 2)	(113,507)	(86,082)	(107,321)	(118,925)	(22,105)	(21,922)
Net equity transactions	506,737	222,885	(183,183)	(363,887)	(92,898)	26,377
Net change in contract owners' equity	2,650,708	626,574	(100,163)	293,232	24,748	179,892
Contract owners' equity:
Beginning of period	1,845,444	1,218,870	3,026,007	2,732,775	789,497	609,605
End of period	$4,496,152	$1,845,444	$2,925,844	$3,026,007	$814,245	$789,497

Change in units:
Beginning units	41,361	35,647	129,211	145,851	28,999	27,828
Units purchased	17,374	12,554	11,262	10,396	2,002	3,402
Units redeemed	(11,897)	(6,840)	(19,416)	(27,036)	(5,366)	(2,231)
Ending units	46,838	41,361	121,057	129,211	25,635	28,999

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVI - Strategic Growth Subaccount	GSVI - Strategic Growth Subaccount	GSVS - Large Cap Value Subaccount	GSVS - Large Cap Value Subaccount	GSVS - U.S. Equity Insights Subaccount	GSVS - U.S. Equity Insights Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(5,742)	$(2,443)	$695	$1,350	$254	$48
Reinvested capital gains	114,946	106,967	2,399	6,566	716	430
Realized gain (loss)	12,270	(15,866)	(6,246)	(2,735)	(17)	(20)
Unrealized gain (loss)	307,706	198,786	8,285	32,743	1,902	4,224
Net increase (decrease) in contract owners' equity from operations	429,180	287,444	5,133	37,924	2,855	4,682
Equity transactions:
Contract purchase payments	27,374	51,008	15,235	16,951	2,905	1,670
Transfers (to) and from other subaccounts	55,999	49,225	0	0	0	(12,000)
Transfers (to) and from fixed dollar contract	60,041	(47,655)	1,697	1,408	720	(3,135)
Withdrawals, surrenders and death benefit payments	(85,467)	(31,948)	(22,147)	(968)	0	(3,030)
Surrender charges (note 2)	(4)	(31)	(40,444)	(785)	0	(1,050)
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(40,012)	(34,333)	(10,021)	(10,192)	(428)	(477)
Net equity transactions	17,931	(13,734)	(55,680)	6,414	3,197	(18,022)
Net change in contract owners' equity	447,111	273,710	(50,547)	44,338	6,052	(13,340)
Contract owners' equity:
Beginning of period	1,099,177	825,467	193,538	149,200	12,602	25,942
End of period	$1,546,288	$1,099,177	$142,991	$193,538	$18,654	$12,602

Change in units:
Beginning units	37,280	37,661	7,517	7,225	343	876
Units purchased	7,462	6,147	986	988	106	66
Units redeemed	(7,136)	(6,528)	(3,110)	(696)	(13)	(599)
Ending units	37,606	37,280	5,393	7,517	436	343

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	GSVS - Strategic Growth Subaccount	GSVS - Strategic Growth Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - Emerging Markets Equity Subaccount	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(675)	$(393)	$76,721	$18,932	$(6,142)	$(15,222)
Reinvested capital gains	9,276	6,883	0	0	184,583	63,532
Realized gain (loss)	(261)	(950)	(76,519)	6,884	(163,229)	(80,445)
Unrealized gain (loss)	25,396	11,944	(144,276)	663,480	59,207	874,454
Net increase (decrease) in contract owners' equity from operations	33,736	17,484	(144,074)	689,296	74,419	842,319
Equity transactions:
Contract purchase payments	9,790	8,817	182,488	204,967	94,188	112,292
Transfers (to) and from other subaccounts	15,974	0	(261,251)	(194,187)	(143,152)	18,978
Transfers (to) and from fixed dollar contract	(25)	(2,437)	23,026	(61,085)	(10,438)	(82,239)
Withdrawals, surrenders and death benefit payments	0	0	(168,649)	(237,590)	(396,114)	(321,994)
Surrender charges (note 2)	0	0	(6,156)	(6,247)	(1,672)	(4,341)
Lapse charges (note 2)	(1,315)	0	0	0	0	(364)
Cost of insurance and other administrative fees (note 2)	(3,666)	(3,181)	(151,214)	(179,841)	(95,945)	(118,637)
Net equity transactions	20,758	3,199	(381,756)	(473,983)	(553,133)	(396,305)
Net change in contract owners' equity	54,494	20,683	(525,830)	215,313	(478,714)	446,014
Contract owners' equity:
Beginning of period	70,297	49,614	4,424,559	4,209,246	3,458,708	3,012,694
End of period	$124,791	$70,297	$3,898,729	$4,424,559	$2,979,994	$3,458,708

Change in units:
Beginning units	1,572	1,491	104,758	116,865	69,587	78,167
Units purchased	559	235	10,371	12,509	5,118	5,765
Units redeemed	(124)	(154)	(20,925)	(24,616)	(18,126)	(14,345)
Ending units	2,007	1,572	94,204	104,758	56,579	69,587

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	LAZS - U.S. Equity Select Subaccount (note 4)	LAZS - International Equity Subaccount	LAZS - International Equity Subaccount	PRS2 - Jennison 20/20 Focus Subaccount	PRS2 - Jennison 20/20 Focus Subaccount
	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(432)	$8,066	$(780)	$(18,330)	$(16,847)
Reinvested capital gains	452	15,925	0	0	0
Realized gain (loss)	20,807	(84,341)	(18,703)	674,586	389,811
Unrealized gain (loss)	3,420	71,403	153,478	623,225	607,370
Net increase (decrease) in contract owners' equity from operations	24,247	11,053	133,995	1,279,481	980,334
Equity transactions:
Contract purchase payments	7,590	32,068	36,359	116,063	148,544
Transfers (to) and from other subaccounts	(94,328)	27,456	(22,347)	72,232	(97,128)
Transfers (to) and from fixed dollar contract	8,138	1,097	16,779	(28,847)	(9,557)
Withdrawals, surrenders and death benefit payments	(15,346)	(21,559)	(15,057)	(268,559)	(366,623)
Surrender charges (note 2)	(1,903)	(175)	(1,565)	(1,441)	(6,186)
Lapse charges (note 2)	0	0	0	0	(78)
Cost of insurance and other administrative fees (note 2)	(2,290)	(23,201)	(25,721)	(179,575)	(171,661)
Net equity transactions	(98,139)	15,686	(11,552)	(290,127)	(502,689)
Net change in contract owners' equity	(73,892)	26,739	122,443	989,354	477,645
Contract owners' equity:
Beginning of period	73,892	763,921	641,478	4,193,844	3,716,199
End of period	$0	$790,660	$763,921	$5,183,198	$4,193,844

Change in units:
Beginning units	3,902	54,071	54,533	83,709	94,531
Units purchased	905	18,633	8,222	17,535	7,485
Units redeemed	(4,807)	(20,612)	(8,684)	(21,318)	(18,307)
Ending units	0	52,092	54,071	79,926	83,709

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PRS2 - Jennison Subaccount	PRS2 - Jennison Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Small Cap Core Subaccount	JPMI - Mid Cap Value Subaccount	JPMI - Mid Cap Value Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(4,541)	$(3,590)	$3,099	$(654)	$36,767	$53,428
Reinvested capital gains	0	0	37,071	81,092	219,093	313,067
Realized gain (loss)	129,043	99,967	4,072	10,998	107,562	230,747
Unrealized gain (loss)	230,776	79,859	31,792	54,816	(426,827)	442,109
Net increase (decrease) in contract owners' equity from operations	355,278	176,236	76,034	146,252	(63,405)	1,039,351
Equity transactions:
Contract purchase payments	28,597	33,060	20,474	23,667	103,750	136,081
Transfers (to) and from other subaccounts	54,453	37,293	(84,780)	(13,948)	(200,917)	(24,679)
Transfers (to) and from fixed dollar contract	13,321	(21,570)	(433)	(9,354)	(19,041)	(100,965)
Withdrawals, surrenders and death benefit payments	(34,252)	(164,028)	(24,553)	(27,893)	(326,372)	(483,299)
Surrender charges (note 2)	(61)	(1,185)	(415)	(65)	(9,552)	(4,444)
Lapse charges (note 2)	(1,379)	0	0	0	0	(70)
Cost of insurance and other administrative fees (note 2)	(29,718)	(22,147)	(16,270)	(21,301)	(125,940)	(146,423)
Net equity transactions	30,961	(138,577)	(105,977)	(48,894)	(578,072)	(623,799)
Net change in contract owners' equity	386,239	37,659	(29,943)	97,358	(641,477)	415,552
Contract owners' equity:
Beginning of period	605,504	567,845	720,317	622,959	4,588,024	4,172,472
End of period	$991,743	$605,504	$690,374	$720,317	$3,946,547	$4,588,024

Change in units:
Beginning units	11,608	14,352	17,861	19,100	83,370	95,394
Units purchased	3,600	2,418	1,796	1,467	5,575	7,264
Units redeemed	(2,895)	(5,162)	(4,486)	(2,706)	(16,958)	(19,288)
Ending units	12,313	11,608	15,171	17,861	71,987	83,370

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MFSI - New Discovery Subaccount	MFSI - New Discovery Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Mid Cap Growth Subaccount	MFSI - Total Return Subaccount	MFSI - Total Return Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,837)	$(3,062)	$(5,128)	$(3,836)	$50,109	$42,977
Reinvested capital gains	75,876	123,961	102,034	122,352	85,491	72,370
Realized gain (loss)	7,285	2,993	27,910	9,918	19,038	34,558
Unrealized gain (loss)	211,585	76,190	276,239	112,401	121,282	338,467
Net increase (decrease) in contract owners' equity from operations	290,909	200,082	401,055	240,835	275,920	488,372
Equity transactions:
Contract purchase payments	25,870	22,309	55,444	44,078	189,994	201,629
Transfers (to) and from other subaccounts	123,332	29,721	240,024	114,998	(36,831)	362,133
Transfers (to) and from fixed dollar contract	(13,726)	(5,360)	(2,842)	(32,493)	12,574	(38,152)
Withdrawals, surrenders and death benefit payments	(45,736)	(88,927)	(38,530)	(59,566)	(78,274)	(94,450)
Surrender charges (note 2)	0	(975)	0	(1,244)	(358)	(1,072)
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(29,515)	(24,476)	(37,724)	(31,682)	(106,959)	(105,026)
Net equity transactions	60,225	(67,708)	216,372	34,091	(19,854)	325,062
Net change in contract owners' equity	351,134	132,374	617,427	274,926	256,066	813,434
Contract owners' equity:
Beginning of period	651,383	519,009	933,178	658,252	3,214,549	2,401,115
End of period	$1,002,517	$651,383	$1,550,605	$933,178	$3,470,615	$3,214,549

Change in units:
Beginning units	15,553	17,376	33,972	32,890	124,099	110,515
Units purchased	4,400	2,006	14,057	8,148	11,098	31,357
Units redeemed	(3,388)	(3,829)	(6,246)	(7,066)	(11,935)	(17,773)
Ending units	16,565	15,553	41,783	33,972	123,262	124,099

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	MFS2 - Massachusetts Investors Growth Stock Subaccount	MFS2 - Massachusetts Investors Growth Stock Subaccount	PVIA - Real Return Subaccount	PVIA - Real Return Subaccount	PVIA - Total Return Subaccount	PVIA - Total Return Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(1,705)	$(1,267)	$30,058	$36,888	$66,099	$102,087
Reinvested capital gains	29,133	25,937	0	0	43,733	0
Realized gain (loss)	20,276	8,309	28,692	(24,748)	28,134	(5,931)
Unrealized gain (loss)	12,332	70,907	240,954	211,683	167,127	207,764
Net increase (decrease) in contract owners' equity from operations	60,036	103,886	299,704	223,823	305,093	303,920
Equity transactions:
Contract purchase payments	5,041	3,669	240,101	273,277	201,511	229,825
Transfers (to) and from other subaccounts	11,938	27,242	23,958	(40,236)	355,039	(101,648)
Transfers (to) and from fixed dollar contract	(636)	(17,305)	33,463	(6,267)	(55,389)	9,238
Withdrawals, surrenders and death benefit payments	(86,128)	(18,298)	(211,786)	(396,665)	(205,479)	(604,978)
Surrender charges (note 2)	(8)	(232)	(2,105)	(6,213)	(442)	(7,861)
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(12,374)	(11,289)	(147,490)	(157,492)	(185,423)	(197,425)
Net equity transactions	(82,167)	(16,213)	(63,859)	(333,596)	109,817	(672,849)
Net change in contract owners' equity	(22,131)	87,673	235,845	(109,773)	414,910	(368,929)
Contract owners' equity:
Beginning of period	364,271	276,598	2,697,594	2,807,367	3,727,098	4,096,027
End of period	$342,140	$364,271	$2,933,439	$2,697,594	$4,142,008	$3,727,098

Change in units:
Beginning units	20,160	21,208	139,601	156,373	181,489	214,522
Units purchased	1,576	2,099	33,169	37,088	37,713	28,454
Units redeemed	(6,124)	(3,147)	(35,862)	(53,860)	(32,188)	(61,487)
Ending units	15,612	20,160	136,908	139,601	187,014	181,489

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	PVIA - Global Bond Opportunities Subaccount	PVIA - Global Bond Opportunities Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	PVIA - Commodity RealReturn® Strategy Subaccount	CALI - VP S&P 500 Index Subaccount	CALI - VP S&P 500 Index Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$32,508	$34,292	$14,028	$17,864	$1,191	$1,208
Reinvested capital gains	0	0	0	0	4,182	7,811
Realized gain (loss)	(23,746)	(41,249)	(160,316)	(29,089)	1,661	3,982
Unrealized gain (loss)	138,018	99,302	92,885	54,989	13,850	19,773
Net increase (decrease) in contract owners' equity from operations	146,780	92,345	(53,403)	43,764	20,884	32,774
Equity transactions:
Contract purchase payments	90,020	108,357	6,282	9,492	0	0
Transfers (to) and from other subaccounts	2,565	(42,946)	(145,926)	(46,715)	0	0
Transfers (to) and from fixed dollar contract	(7,380)	(15,403)	2,067	6,234	(1,085)	(15,761)
Withdrawals, surrenders and death benefit payments	(83,976)	(125,959)	(7,964)	(434)	0	(694)
Surrender charges (note 2)	(507)	(4,278)	0	(206)	0	(74)
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(75,893)	(83,187)	(5,768)	(9,549)	(5,718)	(6,007)
Net equity transactions	(75,171)	(163,416)	(151,309)	(41,178)	(6,803)	(22,536)
Net change in contract owners' equity	71,609	(71,071)	(204,712)	2,586	14,081	10,238
Contract owners' equity:
Beginning of period	1,606,672	1,677,743	409,909	407,323	128,409	118,171
End of period	$1,678,281	$1,606,672	$205,197	$409,909	$142,490	$128,409

Change in units:
Beginning units	81,701	89,871	47,467	52,168	5,462	6,543
Units purchased	8,736	9,387	6,214	3,367	0	0
Units redeemed	(12,359)	(17,557)	(30,060)	(8,068)	(291)	(1,081)
Ending units	78,078	81,701	23,621	47,467	5,171	5,462

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	BNYS - Appreciation Subaccount	BNYS - Appreciation Subaccount	ROYI - Small-Cap Subaccount	ROYI - Small-Cap Subaccount	ROYI - Micro-Cap Subaccount	ROYI - Micro-Cap Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$138	$1,649	$28,216	$10,947	$(7,214)	$(8,905)
Reinvested capital gains	38,571	43,551	77,035	618,646	39,193	235,323
Realized gain (loss)	(369)	(1,284)	(385,008)	(113,382)	(55,330)	(41,109)
Unrealized gain (loss)	60,308	72,423	(147,336)	364,553	599,315	267,000
Net increase (decrease) in contract owners' equity from operations	98,648	116,339	(427,093)	880,764	575,964	452,309
Equity transactions:
Contract purchase payments	14,660	16,229	185,479	218,497	117,361	143,052
Transfers (to) and from other subaccounts	116,316	(2,569)	157,915	(186,106)	(44,033)	(131,592)
Transfers (to) and from fixed dollar contract	15,816	7,817	9,461	(164,372)	(26,580)	(11,060)
Withdrawals, surrenders and death benefit payments	(23,661)	(14,226)	(356,192)	(366,843)	(118,206)	(185,328)
Surrender charges (note 2)	(806)	(347)	(10,895)	(8,938)	(1,886)	(4,465)
Lapse charges (note 2)	0	0	(1,102)	0	0	0
Cost of insurance and other administrative fees (note 2)	(15,954)	(13,418)	(153,991)	(191,716)	(90,252)	(100,669)
Net equity transactions	106,371	(6,514)	(169,325)	(699,478)	(163,596)	(290,062)
Net change in contract owners' equity	205,019	109,825	(596,418)	181,286	412,368	162,247
Contract owners' equity:
Beginning of period	442,642	332,817	5,337,363	5,156,077	2,643,214	2,480,967
End of period	$647,661	$442,642	$4,740,945	$5,337,363	$3,055,582	$2,643,214

Change in units:
Beginning units	12,124	12,286	127,388	144,945	81,965	91,290
Units purchased	4,067	1,047	21,398	10,041	8,197	8,543
Units redeemed	(1,705)	(1,209)	(26,001)	(27,598)	(13,046)	(17,868)
Ending units	14,486	12,124	122,785	127,388	77,116	81,965

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	AIMI - Invesco V.I. International Growth Series II Subaccount	AIMI - Invesco V.I. International Growth Series II Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	NBAS - AMT Mid Cap Intrinsic Value Subaccount	FRT2 - Franklin Income VIP Subaccount	FRT2 - Franklin Income VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$11,378	$4,593	$290	$(558)	$158,121	$182,082
Reinvested capital gains	14,682	33,746	0	15,101	2,411	59,937
Realized gain (loss)	4,300	9,841	(2,800)	5,490	(15,385)	27,168
Unrealized gain (loss)	63,805	71,711	727	5,299	(152,072)	255,261
Net increase (decrease) in contract owners' equity from operations	94,165	119,891	(1,783)	25,332	(6,925)	524,448
Equity transactions:
Contract purchase payments	26,518	28,928	11,088	16,098	85,755	110,840
Transfers (to) and from other subaccounts	112,584	22,210	36,167	(21,849)	(132,491)	(152,283)
Transfers (to) and from fixed dollar contract	7,053	207	(4,542)	(8,662)	(29,303)	(68,790)
Withdrawals, surrenders and death benefit payments	(28,001)	(68,146)	(5,047)	(26,225)	(182,261)	(436,505)
Surrender charges (note 2)	(273)	(1,129)	0	(2,661)	(326)	(2,468)
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(18,917)	(19,085)	(6,361)	(9,264)	(114,083)	(139,356)
Net equity transactions	98,964	(37,015)	31,305	(52,563)	(372,709)	(688,562)
Net change in contract owners' equity	193,129	82,876	29,522	(27,231)	(379,634)	(164,114)
Contract owners' equity:
Beginning of period	522,122	439,246	146,093	173,324	3,434,956	3,599,070
End of period	$715,251	$522,122	$175,615	$146,093	$3,055,322	$3,434,956

Change in units:
Beginning units	36,676	39,273	7,567	10,376	171,396	206,872
Units purchased	13,207	10,707	3,201	932	9,449	13,888
Units redeemed	(5,378)	(13,304)	(1,336)	(3,741)	(28,304)	(49,364)
Ending units	44,505	36,676	9,432	7,567	152,541	171,396

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Franklin Flex Cap Growth VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT2 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Income VIP Subaccount	FRT4 - Franklin Income VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(3,205)	$(2,771)	$26,004	$14,262	$7,107	$6,581
Reinvested capital gains	38,038	28,903	0	11,201	112	2,273
Realized gain (loss)	32,746	(2,275)	(48,025)	(15,648)	(3,667)	(265)
Unrealized gain (loss)	175,678	121,283	(11,459)	111,845	(5,609)	11,466
Net increase (decrease) in contract owners' equity from operations	243,257	145,140	(33,480)	121,660	(2,057)	20,055
Equity transactions:
Contract purchase payments	14,992	17,553	37,913	45,183	11,852	12,336
Transfers (to) and from other subaccounts	63,209	43,207	(53,251)	(43,215)	0	(6,323)
Transfers (to) and from fixed dollar contract	(2,395)	(7,004)	55,668	8,921	0	0
Withdrawals, surrenders and death benefit payments	(101,901)	(41,277)	(135,895)	(45,560)	(23,932)	0
Surrender charges (note 2)	(87)	(30)	(1,729)	(1,185)	(38,820)	0
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(22,085)	(20,091)	(37,069)	(44,091)	(8,722)	(8,899)
Net equity transactions	(48,267)	(7,642)	(134,363)	(79,947)	(59,622)	(2,886)
Net change in contract owners' equity	194,990	137,498	(167,843)	41,713	(61,679)	17,169
Contract owners' equity:
Beginning of period	599,307	461,809	1,102,787	1,061,074	152,327	135,158
End of period	$794,297	$599,307	$934,944	$1,102,787	$90,648	$152,327

Change in units:
Beginning units	21,720	21,790	84,872	91,209	6,369	6,509
Units purchased	2,744	3,554	11,982	8,478	547	569
Units redeemed	(4,446)	(3,624)	(23,509)	(14,815)	(3,119)	(709)
Ending units	20,018	21,720	73,345	84,872	3,797	6,369

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Franklin Flex Cap Growth VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Templeton Foreign VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount	FRT4 - Franklin Allocation VIP Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(394)	$(312)	$3,479	$1,440	$823	$2,597
Reinvested capital gains	4,473	2,795	0	1,270	27,948	6,215
Realized gain (loss)	326	(1,079)	(1,912)	(2,506)	(1,147)	(4,670)
Unrealized gain (loss)	21,792	12,585	(1,651)	14,507	(15,565)	14,538
Net increase (decrease) in contract owners' equity from operations	26,197	13,989	(84)	14,711	12,059	18,680
Equity transactions:
Contract purchase payments	5,471	5,471	17,662	19,111	4,415	6,818
Transfers (to) and from other subaccounts	0	0	0	(27,272)	(518)	5,275
Transfers (to) and from fixed dollar contract	(1,458)	(47)	776	940	633	(9,305)
Withdrawals, surrenders and death benefit payments	0	(4,374)	0	(2,468)	0	(33,677)
Surrender charges (note 2)	0	(2,077)	0	(798)	0	0
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(2,555)	(2,340)	(4,550)	(5,028)	(3,798)	(3,871)
Net equity transactions	1,458	(3,367)	13,888	(15,515)	732	(34,760)
Net change in contract owners' equity	27,655	10,622	13,804	(804)	12,791	(16,080)
Contract owners' equity:
Beginning of period	59,039	48,417	129,141	129,945	107,612	123,692
End of period	$86,694	$59,039	$142,945	$129,141	$120,403	$107,612

Change in units:
Beginning units	1,646	1,756	7,650	8,595	4,582	6,250
Units purchased	197	225	1,608	1,420	233	647
Units redeemed	(160)	(335)	(611)	(2,365)	(193)	(2,315)
Ending units	1,683	1,646	8,647	7,650	4,622	4,582

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	FEDS - Kaufmann Fund II Service Shares Subaccount	FEDS - Kaufmann Fund II Service Shares Subaccount	ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$(4,175)	$(3,755)	$8,926	$9,522	$3,403	$3,477
Reinvested capital gains	70,144	61,013	3,496	4,500	2,846	5,215
Realized gain (loss)	18,680	13,086	(778)	(77)	(719)	(1,123)
Unrealized gain (loss)	126,815	101,398	24,863	34,523	12,447	11,639
Net increase (decrease) in contract owners' equity from operations	211,464	171,742	36,507	48,468	17,977	19,208
Equity transactions:
Contract purchase payments	61,808	62,036	15,882	28,528	18,668	24,059
Transfers (to) and from other subaccounts	156,212	32,378	44,494	0	(1,898)	61,250
Transfers (to) and from fixed dollar contract	(7,098)	(23,643)	12,051	6,884	18	(997)
Withdrawals, surrenders and death benefit payments	(19,182)	(91,527)	(13,152)	0	0	(81)
Surrender charges (note 2)	(33)	0	0	0	0	0
Lapse charges (note 2)	0	0	0	0	0	0
Cost of insurance and other administrative fees (note 2)	(31,563)	(29,058)	(17,770)	(20,872)	(12,141)	(19,044)
Net equity transactions	160,144	(49,814)	41,505	14,540	4,647	65,187
Net change in contract owners' equity	371,608	121,928	78,012	63,008	22,624	84,395
Contract owners' equity:
Beginning of period	665,568	543,640	584,739	521,731	233,857	149,462
End of period	$1,037,176	$665,568	$662,751	$584,739	$256,481	$233,857

Change in units:
Beginning units	16,349	17,618	41,016	39,784	13,774	9,865
Units purchased	6,502	3,217	8,357	4,440	1,160	5,253
Units redeemed	(2,872)	(4,486)	(5,391)	(3,208)	(897)	(1,344)
Ending units	19,979	16,349	43,982	41,016	14,037	13,774

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$17,972	$20,041	$51,456	$46,462	$20,111	$20,217
Reinvested capital gains	15,554	26,263	98,349	166,674	26,666	58,196
Realized gain (loss)	(13,877)	(3,514)	11,149	22,882	(21,570)	3,076
Unrealized gain (loss)	75,525	135,322	146,633	407,118	71,031	229,192
Net increase (decrease) in contract owners' equity from operations	95,174	178,112	307,587	643,136	96,238	310,681
Equity transactions:
Contract purchase payments	47,178	47,467	151,123	157,853	88,614	92,910
Transfers (to) and from other subaccounts	(117,586)	34,435	(449,104)	(51,348)	(406,323)	(34,460)
Transfers (to) and from fixed dollar contract	(20,078)	14,160	38,245	(6,843)	(221)	9,540
Withdrawals, surrenders and death benefit payments	(14,962)	(131)	(78,354)	(258,644)	0	(8,050)
Surrender charges (note 2)	(2)	0	(1,148)	(6,979)	0	0
Lapse charges (note 2)	0	0	0	0	0	(3,671)
Cost of insurance and other administrative fees (note 2)	(43,926)	(44,624)	(96,884)	(102,924)	(33,700)	(36,660)
Net equity transactions	(149,376)	51,307	(436,122)	(268,885)	(351,630)	19,609
Net change in contract owners' equity	(54,202)	229,419	(128,535)	374,251	(255,392)	330,290
Contract owners' equity:
Beginning of period	1,353,384	1,123,965	3,826,736	3,452,485	1,738,398	1,408,108
End of period	$1,299,182	$1,353,384	$3,698,201	$3,826,736	$1,483,006	$1,738,398

Change in units:
Beginning units	66,377	63,612	163,309	175,148	68,745	67,521
Units purchased	3,992	6,341	11,635	12,538	8,485	4,982
Units redeemed	(11,537)	(3,576)	(30,396)	(24,377)	(23,495)	(3,758)
Ending units	58,832	66,377	144,548	163,309	53,735	68,745

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Statements of Changes in Contract Owners' Equity	For the Periods Ended December 31, 2020 and 2019

	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Asset Strategy Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Natural Resources Subaccount	IVYV - VIP Science and Technology Subaccount	IVYV - VIP Science and Technology Subaccount
	2020	2019	2020	2019	2020	2019
Increase (decrease) in contract owners' equity from operations:
Net investment activity	$16,104	$17,494	$5,391	$2,285	$(18,240)	$(15,861)
Reinvested capital gains	18,182	45,497	0	0	425,223	274,200
Realized gain (loss)	(6,511)	(11,500)	(30,020)	(33,209)	195,928	77,970
Unrealized gain (loss)	112,823	170,249	(4,611)	59,533	509,872	734,815
Net increase (decrease) in contract owners' equity from operations	140,598	221,740	(29,240)	28,609	1,112,783	1,071,124
Equity transactions:
Contract purchase payments	52,005	60,234	22,536	24,730	155,677	170,870
Transfers (to) and from other subaccounts	(45,896)	(31,444)	(14,410)	(47,169)	(143,562)	54,773
Transfers (to) and from fixed dollar contract	(3,680)	(410)	3,032	51	41,630	(69,141)
Withdrawals, surrenders and death benefit payments	(84,607)	(129,538)	(10,311)	(21,495)	(107,151)	(84,574)
Surrender charges (note 2)	(439)	(810)	(360)	(290)	(2,412)	(2,237)
Lapse charges (note 2)	0	0	0	0	0	(1,814)
Cost of insurance and other administrative fees (note 2)	(53,853)	(59,323)	(12,609)	(14,282)	(130,965)	(125,350)
Net equity transactions	(136,470)	(161,291)	(12,122)	(58,455)	(186,783)	(57,473)
Net change in contract owners' equity	4,128	60,449	(41,362)	(29,846)	926,000	1,013,651
Contract owners' equity:
Beginning of period	1,172,027	1,111,578	318,784	348,630	3,226,872	2,213,221
End of period	$1,176,155	$1,172,027	$277,422	$318,784	$4,152,872	$3,226,872

Change in units:
Beginning units	59,196	67,861	31,510	37,437	63,228	64,343
Units purchased	5,229	4,793	9,232	6,301	12,009	9,871
Units redeemed	(11,867)	(13,458)	(9,351)	(12,228)	(14,671)	(10,986)
Ending units	52,558	59,196	31,391	31,510	60,566	63,228

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account R

Notes to Financial Statements	December 31, 2020

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A. Organization and Nature of Operations

Ohio National Variable Account R (the “Account”) is a separate account of Ohio National Life Assurance Corporation (“ONLAC”) established as a funding vehicle for variable universal life (“VUL”) insurance policies. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

ONLAC is a wholly-owned subsidiary of The Ohio National Life Insurance Company (“ONLIC”). The variable life insurance policies are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLAC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B. Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Bond, ON BlackRock Balanced Allocation, ON BlackRock Advantage International Equity, ON Janus Henderson Forty, ON Janus Henderson Venture, ON Janus Henderson Enterprise, ON S&P 500® Index, ON BlackRock Advantage Large Cap Value, ON Federated High Income Bond, ON Nasdaq-100® Index, ON BlackRock Advantage Large Cap Core, ON BlackRock Advantage Small Cap Growth, ON S&P MidCap 400® Index, and ON BlackRock Advantage Large Cap Growth

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Institutional Shares: Janus Henderson Research, Janus Henderson Global Research, and Janus Henderson Balanced

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, and Janus Henderson Overseas

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy and ClearBridge Variable Large Cap Value

Wells Fargo Variable Trust: Opportunity and Discovery

Morgan Stanley Variable Insurance Fund, Inc. – Class I: VIF U.S. Real Estate

Morgan Stanley Variable Insurance Fund, Inc. – Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, and International Equity

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, and CommodityRealReturn® Strategy

Calvert Variable Products, Inc.: VP S&P 500 Index

BNY Mellon Variable Investment Fund - Service Class: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Allocation VIP

Federated Hermes Insurance Series - Service Shares: Kaufmann Fund II

ALPS Variable Investors Trust - Class II: Morningstar Conservative ETF Asset Allocation, Morningstar Income & Growth ETF Asset Allocation, Morningstar Balanced ETF Asset Allocation, Morningstar Growth ETF Asset Allocation, and Morningstar Aggressive Growth ETF Asset Allocation

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $43.2 million and $45.2 million from Ohio National Fund, Inc. for the periods ended December 31, 2020 and 2019, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract (fixed account) maintained in the general account of ONLAC. The accompanying financial statements include only the contract owners’ premium payments pertaining to the variable portions of their policies and exclude any premium payments for fixed account benefits.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLAC and are paid from its general account.

C. Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2020.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D. Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has evaluated the impact of the ASU and determined that it has no material impact on the Account's financial statements.

F. Subsequent Events

ONLIC is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance law.  On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH.  The agreement was signed on March 22, 2021.

The Company entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company.  Constellation will build off the Company’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction.  The conversion requires a vote by eligible members as well as regulatory review and approval.  Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable.  In addition to member compensation, Constellation has committed a $500 million capital infusion into the Company over a four-year period following the closing of the transaction.

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

The Account has evaluated for possible subsequent events through April 7, 2021, which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although variable life payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLAC assumes the expense risk and the mortality risk of the policies. ONLAC charges the Accounts' assets for assuming those risks. Such charges will be assessed through the unit value calculation.

At the end of each valuation period, ONLAC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLAC is the risk that the deductions provided for in the variable life insurance policies may be insufficient to cover the actual costs to administer the terms stated in the contracts.

As long as a VUL policy remains in force, and upon receipt of due proof of an insured’s death, death benefit proceeds will be paid from the Account to a designated beneficiary pursuant to the terms of the policy. The amount of the death benefit payable will be determined as of the date of death, or on the next following valuation date if the date of death is not a valuation date, according to the death benefit option chosen by the policy owner. The amount of the benefit paid beyond the value of the related policy will be paid by ONLAC, and represents an expense of ONLAC rather than the Account.

Each premium payment is subject to a premium expense charge. The premium expense charge is deducted in proportion to each policy’s current premium allocation choices. The premium expense charge have some of the following components: distribution charge for premiums paid, federal tax charge for premiums paid, and state or local taxes on premium payments. Total premium expense charges assessed by ONLAC amounted to $410,533 and $453,608 for the periods ended December 31, 2020 and 2019, respectively.

A surrender charge is assessed in connection with all complete surrenders, all decreases in stated amount and certain partial surrenders consisting of two components: (1) a contingent deferred sales charge, and (2) a contingent deferred insurance underwriting charge. The charges are assessed through the redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charges.

The contingent deferred sales charge is a percentage of premiums paid in the first two contract years. The contingent deferred sales charge percentages are scaled by age at issue or increase. The contingent deferred sales charges were $10,391 and $30,076 for the periods ended December 31, 2020 and 2019 respectively. The contingent deferred insurance underwriting charge varies with the age at issue or increase. The contingent deferred insurance underwriting charges were $535,418 and $275,401 for the periods ended December 31, 2020 and 2019 respectively.

All other fees assessed on contracts, including transfer fees, administrative fees, cost of insurance, maintenance fees, unit loads, and fees for optional riders, are charged to contracts upon the event related to the expense. These charges are also assessed through the redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The table on the following pages illustrates product and contract level charges:

The following basic charge is assessed through reduction of daily unit values:

Mortality and Expense Risk Fees
This basic charge is assessed through reduction of daily unit values	0.75%

The following charges are assessed through the redemption of units:

Premium Expense Charge Deducted from premiums upon receipt.	1.25% to 7.50%
Premium Taxes Deducted from premiums upon receipt. Variable depending on state of policy issue.	0% to 6%
Surrender Fees Of stated surrendered amount upon full surrender, partial surrender, or lapse (per $1,000). Additional fees may be charged if surrender is within the first year of policy.	$7.32 to $60.00
Transfer Fees - per transfer (currently no charge for the first 4 transfers each contract year)	$3 to $15
Administrative Fees Upon the partial surrender amount.	the lesser of $25 or 2%
Cost of Insurance Deducted monthly. Determined by age, gender and rate class with the maximums not exceeding charges posted in the 1980 Commissioner's Standard Ordinary Mortality tables. (per $1,000)	$0.00008 to $83.33
Maintenance Fee Deducted monthly.	$5 to $10
Unit Load Deducted monthly. Charge is based on the issue age of the younger insured.	$0.033 to $0.05
Death Benefit Guarantee Option Deducted monthly.
Stated amount for 10 year to age 70 guarantee (per $1,000)	$0.01
Stated amount of the guarantee to maturity (per $1,000)	$0.01 to $0.03
Term Rider Deducted monthly. Provides additional death benefit on the life of the policyholder. (per $1,000)	$0.01 to $83.33
Additional Insured Term Deducted Monthly. Provides additional death benefit on the life of another person. (per $1,000)	$0.01 to $83.33
Spousal Insured Term Deducted Monthly. Provides additional death benefit on the life of the insured spouse. (per $1,000)	$0.01 to $83.33

Family Term Life Insurance Deducted monthly. Provides term insurance coverage on all current and future children. Regardless of the number of children. (per $1,000)	$0.44
Continuation of Coverage Rider Deducted monthly. Provides for payment of full death benefit past maturity date. (per $1,000)	$0.00 to $0.90
Accidental Death Benefit Deducted monthly. Provides additional death benefit if insured's sole cause of death is an accident. (per $1,000)	$0.05 to $0.29
Lifetime Advantage Rider Upon submission of claim. Allows for up to one half of the death benefit (up to $250,000) to be paid in advance of the death of the insured in the event of terminal illness. There may be an administrative charge if permitted under state law.	$100
Exchange of Life Insured - per exchange Allows the insured life to be changed.	$75
Guaranteed Purchase Option Deducted monthly. Provides the right to purchase chosen amount of insurance coverage at certain dates without evidence of insurability. (per $1,000)	$0.02 to $0.19
Waiver of Stipulated Premium for Total Disability Deducted monthly. Credits a stipulated premium to the policy if insured is totally disabled. (per $1.00)	$0.01 to $0.18
Preferred Loan Rider Deducted monthly. Allows a policy loan after 10 years without large out-of-pocket interest charges. Charge is equal to annual charge of 0.20% of Accumulation Value (annualized).	0.20%
Joint Term Life Rider Deducted monthly. Provides for the purchase of additional second to die term insurance as part of your policy. (per $1,000)	$0.00008 to $83.33
Double Coverage Rider Deducted monthly. Provides for payment of double the death benefit if both the insureds die within the first four policy years. (per $1,000)	$0.00008 to $83.33
Single Term Life Rider Deducted monthly. Allows the purchase of additional term life insurance on one of the insureds. (per $1,000)	$0.05 to $83.33
Family Split Option Rider Deducted monthly. Enables the dividing of a policy into two individual policies in the event of divorce or tax law changes. (per $1,000)	$0.005
Waiver of Premium at First Death Deducted monthly. Credits a stipulated premium to the policy upon the death of the first insured to die. (per $1,000)	$0.01 to $0.59

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products available through the Account.

The COVID-19 virus pandemic has continued to significantly impact the global economy and the market environment. Liquidity and performance of the subaccounts may be negatively impacted as a result on ongoing economic uncertainties caused by the pandemic. The values of the subaccounts in future financial statements may differ significantly from those presented for this period end.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLAC, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the fund shares held in the Account or on capital gains realized by the Account upon redemption of the fund shares. Accordingly, ONLAC does not provide income taxes within the Account.

(4)	Fund Mergers. Replacements and Other Significant Transactions

Effective December 4, 2020 the U.S. Small-Mid Cap Equity of the Lazard Retirement Series, Inc. – Service Shares issued a reverse share split (1:2 split ratio).

Effective May 29, 2020, the ON Foreign of the Ohio National Fund Inc. merged into the ON BlackRock Advantage International Equity of the Ohio National Fund Inc.

Effective December 27, 2019 the U.S. Equity Select of the Lazard Retirement Series, Inc. – Service Shares liquidated. The value on the day of liquidation was moved to the VIP Government Money Market of the Fidelity® Variable Insurance Products Fund - Service Class.

Effective May 1, 2019, the ON Equity and ON Capital Appreciation of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Large Cap Core of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ClearBridge Small Cap of the Ohio National Fund Inc. merged into the ON BlackRock Advantage Small Cap Growth of the Ohio National Fund Inc.

Effective May 1, 2019, the ON ICON Balanced of the Ohio National Fund Inc. merged into the ON BlackRock Balanced Allocation of the Ohio National Fund Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

	Purchases	Sales
ONFI - ON Bond Subaccount	$896,664	$754,268
ONFI - ON BlackRock Balanced Allocation Subaccount	746,136	1,754,115
ONFI - ON BlackRock Advantage International Equity Subaccount	3,614,428	1,340,003
ONFI - ON Foreign Subaccount	128,993	3,008,137
ONFI - ON Janus Henderson Forty Subaccount	614,594	1,377,451
ONFI - ON Janus Henderson Venture Subaccount	736,329	1,680,056
ONFI - ON Janus Henderson Enterprise Subaccount	706,576	1,344,112
ONFI - ON S&P 500® Index Subaccount	3,140,266	5,889,290
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	148,044	554,615
ONFI - ON Federated High Income Bond Subaccount	843,714	1,001,043
ONFI - ON Nasdaq-100® Index Subaccount	1,242,768	529,483
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2,086,394	5,037,456
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	318,975	623,925
ONFI - ON S&P MidCap 400® Index Subaccount	89,513	76,301
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	194,267	56,088
FIDS - VIP Government Money Market Subaccount	8,285,351	8,071,208
FID2 - VIP Mid Cap Subaccount	1,003,721	2,338,510
FID2 - VIP Contrafund® Subaccount	1,893,907	2,960,432
FID2 - VIP Growth Subaccount	1,460,327	984,586
FID2 - VIP Equity-Income Subaccount	897,327	901,997
FID2 - VIP Real Estate Subaccount	278,580	301,879
JASI - Janus Henderson Research Subaccount	1,126,787	1,853,765
JASI - Janus Henderson Global Research Subaccount	327,882	423,205
JASI - Janus Henderson Balanced Subaccount	336,244	424,171
JASS - Janus Henderson Research Subaccount	331,038	698,975
JASS - Janus Henderson Global Research Subaccount	354,673	547,741
JASS - Janus Henderson Balanced Subaccount	740,492	1,334,653
JASS - Janus Henderson Overseas Subaccount	695,586	659,995
LEGI - ClearBridge Variable Dividend Strategy Subaccount	29,455	30,535
LEGI - ClearBridge Variable Large Cap Value Subaccount	137,292	46,397
WFVT - Opportunity Subaccount	14,003	19,083
WFVT - Discovery Subaccount	42,809	81,817
MSVI - VIF U.S. Real Estate Subaccount	99,516	171,518
MSV2 - VIF Core Plus Fixed Income Subaccount	249,172	124,710
MSV2 - VIF U.S. Real Estate Subaccount	172,860	272,720
MSV2 - VIF Growth Subaccount	1,552,079	762,640
GSVI - Large Cap Value Subaccount	315,405	425,248
GSVI - U.S. Equity Insights Subaccount	87,708	146,290
GSVI - Strategic Growth Subaccount	362,671	235,536
GSVS - Large Cap Value Subaccount	25,766	78,352
GSVS - U.S. Equity Insights Subaccount	4,484	317
GSVS - Strategic Growth Subaccount	35,792	6,433
LAZS - Emerging Markets Equity Subaccount	436,211	741,246
LAZS - U.S. Small-Mid Cap Equity Subaccount	398,920	773,612
LAZS - International Equity Subaccount	271,576	231,899
PRS2 - Jennison 20/20 Focus Subaccount	861,822	1,170,279
PRS2 - Jennison Subaccount	227,852	201,432
JPMI - Small Cap Core Subaccount	103,341	169,148
JPMI - Mid Cap Value Subaccount	513,440	835,652
MFSI - New Discovery Subaccount	282,233	149,969
MFSI - Mid Cap Growth Subaccount	510,036	196,758
MFSI - Total Return Subaccount	428,010	312,264
MFS2 - Massachusetts Investors Growth Stock Subaccount	58,752	113,491
PVIA - Real Return Subaccount	706,124	739,925
PVIA - Total Return Subaccount	903,822	684,173
PVIA - Global Bond Opportunities Subaccount	205,179	247,842
PVIA - CommodityRealReturn® Strategy Subaccount	58,770	196,051
CALI - VP S&P 500 Index Subaccount	6,305	7,735
BNYS - Appreciation Subaccount	208,501	63,421
ROYI - Small-Cap Subaccount	790,766	854,840
ROYI - Micro-Cap Subaccount	270,668	402,285
AIMI - Invesco V.I. International Growth Series II Subaccount	201,619	76,595
NBAS - AMT Mid Cap Intrinsic Value Subaccount	54,063	22,468
FRT2 - Franklin Income VIP Subaccount	334,042	546,219
FRT2 - Franklin Flex Cap Growth VIP Subaccount	133,126	146,560
FRT2 - Templeton Foreign VIP Subaccount	158,609	266,968
FRT4 - Franklin Income VIP Subaccount	19,736	72,139
FRT4 - Franklin Flex Cap Growth VIP Subaccount	12,057	6,520
FRT4 - Templeton Foreign VIP Subaccount	26,343	8,976
FRT4 - Franklin Allocation VIP Subaccount	34,624	5,121
FEDS - Kaufmann Fund II Service Shares Subaccount	357,450	131,337
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	131,772	77,845
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	27,554	16,658
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	115,001	230,851
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	413,305	699,622
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	234,069	538,922
IVYV - VIP Asset Strategy Subaccount	133,801	235,985
IVYV - VIP Natural Resources Subaccount	72,364	79,095
IVYV - VIP Science and Technology Subaccount	1,050,432	830,232

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value (fair value represents the contracts in accumulation period) as of December 31, expenses, total return, and investment income ratio for the periods then ended, for the respective subaccounts and products:

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
ONFI - ON Equity Subaccount (note 4)	2018	313,278	$48.504693	$15,195,469	0.75%	-14.47%	0.00%
ONFI - ON Equity Subaccount (note 4)	2017	341,533	$56.709844	$19,368,268	0.75%	13.81%	0.00%
ONFI - ON Equity Subaccount (note 4)	2016	370,271	$49.829753	$18,450,508	0.75%	11.87%	0.00%
ONFI - ON Bond Subaccount	2020	74,033	$52.816211	$3,910,130	0.75%	8.78%	0.67%
ONFI - ON Bond Subaccount	2019	71,665	$48.555090	$3,479,697	0.75%	13.87%	2.16%
ONFI - ON Bond Subaccount	2018	78,251	$42.639222	$3,336,546	0.75%	-3.80%	0.00%
ONFI - ON Bond Subaccount	2017	92,110	$44.323808	$4,082,654	0.75%	5.38%	0.00%
ONFI - ON Bond Subaccount	2016	108,539	$42.061320	$4,565,297	0.75%	7.09%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2020	125,819	$76.880781	$9,673,079	0.75%	14.78%	0.19%
ONFI - ON BlackRock Balanced Allocation Subaccount	2019	141,607	$66.979012	$9,484,730	0.75%	28.33%	0.67%
ONFI - ON BlackRock Balanced Allocation Subaccount	2018	129,584	$52.192000	$6,763,247	0.75%	-15.21%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2017	134,984	$61.554770	$8,308,935	0.75%	20.16%	0.00%
ONFI - ON BlackRock Balanced Allocation Subaccount	2016	139,387	$51.228783	$7,140,650	0.75%	9.41%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2020	317,207	$27.952084	$8,866,598	0.75%	5.94%	0.68%
ONFI - ON BlackRock Advantage International Equity Subaccount	2019	214,128	$26.384046	$5,649,561	0.75%	19.82%	1.67%
ONFI - ON BlackRock Advantage International Equity Subaccount	2018	237,228	$22.019728	$5,223,699	0.75%	-13.98%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2017	258,116	$25.597864	$6,607,214	0.75%	25.89%	0.00%
ONFI - ON BlackRock Advantage International Equity Subaccount	2016	275,588	$20.333739	$5,603,725	0.75%	-5.59%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2018	142,164	$64.275981	$9,137,735	0.75%	-14.23%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2017	153,025	$74.939572	$11,467,655	0.75%	14.95%	0.00%
ONFI - ON Capital Appreciation Subaccount (note 4)	2016	166,736	$65.193242	$10,870,060	0.75%	13.81%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2019	82,523	$41.310493	$3,409,058	0.75%	9.35%	1.56%
ONFI - ON Foreign Subaccount (note 4)	2018	90,689	$37.778288	$3,426,086	0.75%	-16.26%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2017	96,076	$45.111224	$4,334,104	0.75%	18.95%	0.00%
ONFI - ON Foreign Subaccount (note 4)	2016	105,587	$37.923806	$4,004,245	0.75%	-8.23%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2020	144,699	$45.344002	$6,561,228	0.75%	36.84%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2019	169,487	$33.135561	$5,616,045	0.75%	33.88%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2018	175,253	$24.749787	$4,337,475	0.75%	4.43%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2017	192,794	$23.699778	$4,569,165	0.75%	26.73%	0.00%
ONFI - ON Janus Henderson Forty Subaccount	2016	205,724	$18.701343	$3,847,310	0.75%	2.68%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2020	212,477	$67.895635	$14,426,262	0.75%	33.04%	0.12%
ONFI - ON Janus Henderson Venture Subaccount	2019	233,720	$51.035252	$11,927,941	0.75%	27.65%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2018	255,996	$39.980423	$10,234,821	0.75%	-7.07%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2017	287,631	$43.020680	$12,374,093	0.75%	23.06%	0.00%
ONFI - ON Janus Henderson Venture Subaccount	2016	309,685	$34.960184	$10,826,659	0.75%	5.61%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2020	139,276	$75.126156	$10,463,278	0.75%	18.26%	0.08%
ONFI - ON Janus Henderson Enterprise Subaccount	2019	150,533	$63.527282	$9,562,958	0.75%	35.55%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2018	163,027	$46.864659	$7,640,184	0.75%	-3.94%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2017	179,966	$48.785495	$8,779,728	0.75%	26.16%	0.00%
ONFI - ON Janus Henderson Enterprise Subaccount	2016	199,577	$38.670630	$7,717,781	0.75%	0.82%	0.00%
ONFI - ON S&P 500® Index Subaccount	2020	542,201	$61.720440	$33,464,868	0.75%	17.11%	0.40%
ONFI - ON S&P 500® Index Subaccount	2019	603,033	$52.701124	$31,780,542	0.75%	30.00%	1.29%
ONFI - ON S&P 500® Index Subaccount	2018	633,381	$40.540679	$25,677,707	0.75%	-5.49%	0.00%
ONFI - ON S&P 500® Index Subaccount	2017	714,726	$42.895431	$30,658,477	0.75%	20.48%	0.00%
ONFI - ON S&P 500® Index Subaccount	2016	734,433	$35.603398	$26,148,317	0.75%	10.63%	0.00%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2020	54,933	$23.804418	$1,307,652	0.75%	2.89%	0.84%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2019	78,422	$23.136654	$1,814,426	0.75%	18.32%	2.96%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2018	83,597	$19.554147	$1,634,678	0.75%	-9.13%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2017	100,640	$21.519040	$2,165,674	0.75%	13.77%	0.00%
ONFI - ON BlackRock Advantage Large Cap Value Subaccount	2016	112,851	$18.915340	$2,134,621	0.75%	10.05%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2020	97,721	$33.501029	$3,273,745	0.75%	5.47%	1.63%
ONFI - ON Federated High Income Bond Subaccount	2019	102,143	$31.764284	$3,244,499	0.75%	14.43%	4.63%
ONFI - ON Federated High Income Bond Subaccount	2018	97,592	$27.758764	$2,709,027	0.75%	-3.98%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2017	109,075	$28.908840	$3,153,223	0.75%	6.17%	0.00%
ONFI - ON Federated High Income Bond Subaccount	2016	114,301	$27.229434	$3,112,341	0.75%	13.56%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2018	99,995	$22.960949	$2,295,969	0.75%	-9.89%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2017	129,686	$25.480072	$3,304,404	0.75%	11.37%	0.00%
ONFI - ON ClearBridge Small Cap Subaccount (note 4)	2016	150,638	$22.878365	$3,446,350	0.75%	27.07%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2020	150,971	$36.377795	$5,492,009	0.75%	47.22%	0.18%
ONFI - ON Nasdaq-100® Index Subaccount	2019	134,176	$24.710439	$3,315,549	0.75%	37.83%	0.50%
ONFI - ON Nasdaq-100® Index Subaccount	2018	149,387	$17.928783	$2,678,319	0.75%	-1.17%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2017	163,517	$18.140207	$2,966,229	0.75%	31.42%	0.00%
ONFI - ON Nasdaq-100® Index Subaccount	2016	168,785	$13.802722	$2,329,693	0.75%	5.90%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2020	754,492	$40.434219	$30,507,287	0.75%	16.67%	0.19%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2019	835,547	$34.657160	$28,957,700	0.75%	32.61%	1.35%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2018	39,335	$26.135592	$1,028,046	0.75%	-18.58%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2017	42,270	$32.100859	$1,356,896	0.75%	24.88%	0.00%
ONFI - ON BlackRock Advantage Large Cap Core Subaccount	2016	42,103	$25.705628	$1,082,290	0.75%	10.94%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2020	118,523	$37.250698	$4,415,076	0.75%	33.33%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2019	129,827	$27.937777	$3,627,081	0.75%	33.07%	0.10%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2018	43,506	$20.994567	$913,392	0.75%	-5.89%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2017	47,778	$22.308294	$1,065,846	0.75%	20.67%	0.00%
ONFI - ON BlackRock Advantage Small Cap Growth Subaccount	2016	53,902	$18.487073	$996,489	0.75%	3.76%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2018	65,431	$15.295679	$1,000,816	0.75%	-11.25%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2017	70,245	$17.233833	$1,210,585	0.75%	10.10%	0.00%
ONFI - ON ICON Balanced Subaccount (note 4)	2016	70,854	$15.652402	$1,109,029	0.75%	3.80%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2020	37,957	$20.706766	$785,965	0.75%	12.48%	0.16%
ONFI - ON S&P MidCap 400® Index Subaccount	2019	37,159	$18.409066	$684,066	0.75%	24.64%	0.84%
ONFI - ON S&P MidCap 400® Index Subaccount	2018	38,074	$14.769620	$562,340	0.75%	-12.12%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2017	41,538	$16.806202	$698,099	0.75%	14.62%	0.00%
ONFI - ON S&P MidCap 400® Index Subaccount	2016	40,420	$14.662606	$592,662	0.75%	8.67%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2020	5,671	$54.173620	$307,198	0.75%	32.97%	0.22%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2019	2,703	$40.741667	$110,127	0.75%	37.65%	0.54%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2018	2,490	$29.598933	$73,694	0.75%	-15.52%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2017	1,704	$35.036574	$59,687	0.75%	28.74%	0.00%
ONFI - ON BlackRock Advantage Large Cap Growth Subaccount	2016	2,277	$27.214315	$61,955	0.75%	6.94%	0.00%
FIDS - VIP Government Money Market Subaccount	2020	225,156	$21.208700	$4,775,276	0.75%	-0.47%	0.24%
FIDS - VIP Government Money Market Subaccount	2019	208,249	$21.308401	$4,437,448	0.75%	1.16%	1.93%
FIDS - VIP Government Money Market Subaccount	2018	295,258	$21.064314	$6,219,408	0.75%	0.79%	1.53%
FIDS - VIP Government Money Market Subaccount	2017	321,239	$20.899008	$6,713,585	0.75%	-0.17%	0.57%
FIDS - VIP Government Money Market Subaccount	2016	355,570	$20.934954	$7,443,835	0.75%	-0.53%	0.12%	2/26/2016

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
FID2 - VIP Mid Cap Subaccount	2020	243,985	$54.390406	$13,270,467	0.75%	16.99%	0.40%
FID2 - VIP Mid Cap Subaccount	2019	274,667	$46.492468	$12,769,960	0.75%	22.26%	0.67%
FID2 - VIP Mid Cap Subaccount	2018	298,406	$38.028985	$11,348,067	0.75%	-15.41%	0.39%
FID2 - VIP Mid Cap Subaccount	2017	328,460	$44.956982	$14,766,587	0.75%	19.64%	0.49%
FID2 - VIP Mid Cap Subaccount	2016	348,235	$37.576322	$13,085,377	0.75%	11.09%	0.32%
FID2 - VIP Contrafund® Subaccount	2020	424,296	$47.100647	$19,984,615	0.75%	29.26%	0.08%
FID2 - VIP Contrafund® Subaccount	2019	447,684	$36.438084	$16,312,759	0.75%	30.30%	0.21%
FID2 - VIP Contrafund® Subaccount	2018	498,093	$27.965244	$13,929,297	0.75%	-7.34%	0.43%
FID2 - VIP Contrafund® Subaccount	2017	558,162	$30.180062	$16,845,353	0.75%	20.68%	0.77%
FID2 - VIP Contrafund® Subaccount	2016	603,066	$25.007409	$15,081,119	0.75%	6.93%	0.62%
FID2 - VIP Growth Subaccount	2020	222,954	$35.106786	$7,827,183	0.75%	42.48%	0.04%
FID2 - VIP Growth Subaccount	2019	223,205	$24.640063	$5,499,793	0.75%	32.98%	0.05%
FID2 - VIP Growth Subaccount	2018	235,885	$18.529270	$4,370,775	0.75%	-1.18%	0.04%
FID2 - VIP Growth Subaccount	2017	236,222	$18.750011	$4,429,173	0.75%	33.82%	0.08%
FID2 - VIP Growth Subaccount	2016	245,716	$14.011868	$3,442,942	0.75%	-0.20%	0.00%
FID2 - VIP Equity-Income Subaccount	2020	107,156	$30.722246	$3,292,086	0.75%	5.65%	1.76%
FID2 - VIP Equity-Income Subaccount	2019	114,000	$29.080298	$3,315,140	0.75%	26.16%	1.74%
FID2 - VIP Equity-Income Subaccount	2018	132,748	$23.050206	$3,059,860	0.75%	-9.22%	2.14%
FID2 - VIP Equity-Income Subaccount	2017	135,220	$25.391794	$3,433,483	0.75%	11.81%	1.49%
FID2 - VIP Equity-Income Subaccount	2016	137,936	$22.709030	$3,132,387	0.75%	16.83%	2.19%
FID2 - VIP Real Estate Subaccount	2020	28,621	$33.123448	$948,043	0.75%	-7.49%	1.96%
FID2 - VIP Real Estate Subaccount	2019	31,009	$35.803638	$1,110,243	0.75%	22.03%	1.53%
FID2 - VIP Real Estate Subaccount	2018	29,619	$29.339088	$868,998	0.75%	-7.15%	2.48%
FID2 - VIP Real Estate Subaccount	2017	37,333	$31.600037	$1,179,715	0.75%	3.00%	1.47%
FID2 - VIP Real Estate Subaccount	2016	44,846	$30.679371	$1,375,859	0.75%	4.68%	1.40%
JASI - Janus Henderson Research Subaccount	2020	296,170	$35.342095	$10,467,269	0.75%	31.96%	0.54%
JASI - Janus Henderson Research Subaccount	2019	342,290	$26.782010	$9,167,212	0.75%	34.51%	0.46%
JASI - Janus Henderson Research Subaccount	2018	361,705	$19.910478	$7,201,718	0.75%	-3.31%	0.54%
JASI - Janus Henderson Research Subaccount	2017	409,057	$20.591230	$8,422,995	0.75%	26.93%	0.40%
JASI - Janus Henderson Research Subaccount	2016	428,745	$16.222328	$6,955,240	0.75%	-0.25%	0.54%
JASI - Janus Henderson Global Research Subaccount	2020	123,826	$25.771438	$3,191,184	0.75%	19.16%	0.82%
JASI - Janus Henderson Global Research Subaccount	2019	135,124	$21.626774	$2,922,293	0.75%	28.08%	1.01%
JASI - Janus Henderson Global Research Subaccount	2018	142,180	$16.884995	$2,400,702	0.75%	-7.56%	1.11%
JASI - Janus Henderson Global Research Subaccount	2017	167,656	$18.266568	$3,062,502	0.75%	26.08%	0.82%
JASI - Janus Henderson Global Research Subaccount	2016	174,780	$14.487508	$2,532,120	0.75%	1.31%	1.08%
JASI - Janus Henderson Balanced Subaccount	2020	65,583	$40.862790	$2,679,888	0.75%	13.46%	2.41%
JASI - Janus Henderson Balanced Subaccount	2019	69,946	$36.015593	$2,519,138	0.75%	21.68%	1.90%
JASI - Janus Henderson Balanced Subaccount	2018	77,563	$29.599486	$2,295,826	0.75%	-0.07%	2.15%
JASI - Janus Henderson Balanced Subaccount	2017	86,956	$29.620860	$2,575,707	0.75%	17.55%	1.61%
JASI - Janus Henderson Balanced Subaccount	2016	95,571	$25.198219	$2,408,208	0.75%	3.82%	2.24%
JASS - Janus Henderson Research Subaccount	2020	108,577	$27.394836	$2,974,446	0.75%	31.59%	0.35%
JASS - Janus Henderson Research Subaccount	2019	137,186	$20.818895	$2,856,064	0.75%	34.22%	0.31%
JASS - Janus Henderson Research Subaccount	2018	151,044	$15.511245	$2,342,875	0.75%	-3.57%	0.36%
JASS - Janus Henderson Research Subaccount	2017	160,084	$16.084818	$2,574,920	0.75%	26.61%	0.25%
JASS - Janus Henderson Research Subaccount	2016	164,863	$12.704499	$2,094,498	0.75%	-0.47%	0.38%
JASS - Janus Henderson Global Research Subaccount	2020	153,770	$17.790028	$2,735,575	0.75%	18.87%	0.64%
JASS - Janus Henderson Global Research Subaccount	2019	174,840	$14.966127	$2,616,670	0.75%	27.76%	0.87%
JASS - Janus Henderson Global Research Subaccount	2018	188,857	$11.714648	$2,212,389	0.75%	-7.78%	0.97%
JASS - Janus Henderson Global Research Subaccount	2017	199,463	$12.702698	$2,533,713	0.75%	25.74%	0.69%
JASS - Janus Henderson Global Research Subaccount	2016	201,752	$10.102183	$2,038,136	0.75%	1.06%	0.95%
JASS - Janus Henderson Balanced Subaccount	2020	155,195	$36.224771	$5,621,914	0.75%	13.18%	2.07%
JASS - Janus Henderson Balanced Subaccount	2019	178,039	$32.006852	$5,698,467	0.75%	21.36%	1.65%
JASS - Janus Henderson Balanced Subaccount	2018	181,792	$26.372797	$4,794,354	0.75%	-0.32%	1.80%
JASS - Janus Henderson Balanced Subaccount	2017	191,704	$26.457519	$5,072,011	0.75%	17.26%	1.42%
JASS - Janus Henderson Balanced Subaccount	2016	184,320	$22.563535	$4,158,901	0.75%	3.55%	1.91%
JASS - Janus Henderson Overseas Subaccount	2020	129,380	$37.664184	$4,872,986	0.75%	15.16%	1.22%
JASS - Janus Henderson Overseas Subaccount	2019	129,884	$32.706900	$4,248,088	0.75%	25.76%	1.83%
JASS - Janus Henderson Overseas Subaccount	2018	143,730	$26.006699	$3,737,935	0.75%	-15.77%	1.66%
JASS - Janus Henderson Overseas Subaccount	2017	155,170	$30.876389	$4,791,101	0.75%	29.83%	1.58%
JASS - Janus Henderson Overseas Subaccount	2016	159,014	$23.781562	$3,781,597	0.75%	-7.40%	4.68%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2020	10,958	$28.358840	$310,756	0.75%	6.87%	1.50%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2019	11,200	$26.536495	$297,211	0.75%	30.61%	1.55%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2018	10,702	$20.317338	$217,446	0.75%	-5.57%	1.39%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2017	16,775	$21.515696	$360,933	0.75%	18.29%	1.40%
LEGI - ClearBridge Variable Dividend Strategy Subaccount	2016	18,811	$18.188998	$342,157	0.75%	14.13%	2.42%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2020	27,740	$25.461852	$706,302	0.75%	4.46%	1.46%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2019	26,914	$24.374160	$656,017	0.75%	27.92%	1.73%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2018	25,728	$19.053730	$490,208	0.75%	-9.56%	1.41%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2017	30,956	$21.066928	$652,140	0.75%	13.98%	1.37%
LEGI - ClearBridge Variable Large Cap Value Subaccount	2016	32,213	$18.482481	$595,370	0.75%	12.16%	1.60%
WFVT - Opportunity Subaccount	2020	4,123	$50.025299	$206,237	0.75%	20.10%	0.43%
WFVT - Opportunity Subaccount	2019	4,590	$41.652335	$191,202	0.75%	30.49%	0.28%
WFVT - Opportunity Subaccount	2018	4,952	$31.920768	$158,078	0.75%	-7.84%	0.19%
WFVT - Opportunity Subaccount	2017	6,096	$34.636520	$211,143	0.75%	19.54%	0.67%
WFVT - Opportunity Subaccount	2016	6,660	$28.973807	$192,969	0.75%	11.39%	2.06%
WFVT - Discovery Subaccount	2020	12,858	$51.954217	$668,047	0.75%	61.44%	0.00%
WFVT - Discovery Subaccount	2019	15,406	$32.182257	$495,809	0.75%	37.99%	0.00%
WFVT - Discovery Subaccount	2018	16,679	$23.322946	$388,993	0.75%	-7.76%	0.00%
WFVT - Discovery Subaccount	2017	21,023	$25.284574	$531,549	0.75%	28.17%	0.00%
WFVT - Discovery Subaccount	2016	22,522	$19.727208	$444,289	0.75%	6.84%	0.00%
MSVI - VIF U.S. Real Estate Subaccount	2020	14,999	$53.089486	$796,298	0.75%	-17.47%	2.72%
MSVI - VIF U.S. Real Estate Subaccount	2019	16,806	$64.329865	$1,081,118	0.75%	18.05%	1.79%
MSVI - VIF U.S. Real Estate Subaccount	2018	19,710	$54.492318	$1,074,057	0.75%	-8.41%	2.72%
MSVI - VIF U.S. Real Estate Subaccount	2017	23,075	$59.493282	$1,372,811	0.75%	2.34%	1.52%
MSVI - VIF U.S. Real Estate Subaccount	2016	25,975	$58.130752	$1,509,938	0.75%	6.02%	1.30%
MSV2 - VIF Core Plus Fixed Income Subaccount	2020	28,319	$20.250307	$573,475	0.75%	6.75%	2.61%
MSV2 - VIF Core Plus Fixed Income Subaccount	2019	22,685	$18.970714	$430,349	0.75%	9.79%	3.82%
MSV2 - VIF Core Plus Fixed Income Subaccount	2018	19,395	$17.279555	$335,128	0.75%	-1.65%	2.34%
MSV2 - VIF Core Plus Fixed Income Subaccount	2017	18,898	$17.569842	$332,044	0.75%	5.11%	2.93%
MSV2 - VIF Core Plus Fixed Income Subaccount	2016	17,339	$16.715931	$289,839	0.75%	5.07%	1.71%
MSV2 - VIF U.S. Real Estate Subaccount	2020	35,660	$34.301776	$1,223,196	0.75%	-17.72%	2.54%
MSV2 - VIF U.S. Real Estate Subaccount	2019	40,404	$41.688215	$1,684,354	0.75%	17.79%	1.62%
MSV2 - VIF U.S. Real Estate Subaccount	2018	43,492	$35.391450	$1,539,228	0.75%	-8.66%	2.46%
MSV2 - VIF U.S. Real Estate Subaccount	2017	50,442	$38.746093	$1,954,447	0.75%	2.11%	1.25%
MSV2 - VIF U.S. Real Estate Subaccount	2016	54,400	$37.947194	$2,064,324	0.75%	5.75%	1.08%
MSV2 - VIF Growth Subaccount	2020	46,838	$95.993263	$4,496,152	0.75%	115.15%	0.00%
MSV2 - VIF Growth Subaccount	2019	41,361	$44.617620	$1,845,444	0.75%	30.49%	0.00%
MSV2 - VIF Growth Subaccount	2018	35,647	$34.192557	$1,218,870	0.75%	6.49%	0.00%
MSV2 - VIF Growth Subaccount	2017	17,407	$32.107347	$558,887	0.75%	41.76%	0.00%
MSV2 - VIF Growth Subaccount	2016	16,255	$22.649025	$368,167	0.75%	-2.65%	0.00%
GSVI - Large Cap Value Subaccount	2020	121,057	$24.169215	$2,925,844	0.75%	3.20%	1.41%
GSVI - Large Cap Value Subaccount	2019	129,211	$23.419084	$3,026,007	0.75%	24.99%	1.45%
GSVI - Large Cap Value Subaccount	2018	145,851	$18.736807	$2,732,775	0.75%	-9.14%	1.24%
GSVI - Large Cap Value Subaccount	2017	166,343	$20.621789	$3,430,295	0.75%	9.04%	1.62%
GSVI - Large Cap Value Subaccount	2016	186,529	$18.912174	$3,527,665	0.75%	10.75%	2.23%
GSVI - U.S. Equity Insights Subaccount	2020	25,635	$31.763233	$814,245	0.75%	16.67%	0.87%
GSVI - U.S. Equity Insights Subaccount	2019	28,999	$27.225098	$789,497	0.75%	24.28%	1.31%
GSVI - U.S. Equity Insights Subaccount	2018	27,828	$21.906509	$609,605	0.75%	-6.90%	1.15%
GSVI - U.S. Equity Insights Subaccount	2017	31,831	$23.529126	$748,946	0.75%	23.15%	1.38%
GSVI - U.S. Equity Insights Subaccount	2016	36,823	$19.106594	$703,568	0.75%	9.91%	1.25%
GSVI - Strategic Growth Subaccount	2020	37,606	$41.118638	$1,546,288	0.75%	39.46%	0.10%
GSVI - Strategic Growth Subaccount	2019	37,280	$29.484734	$1,099,177	0.75%	34.52%	0.30%
GSVI - Strategic Growth Subaccount	2018	37,661	$21.918587	$825,467	0.75%	-1.78%	0.44%
GSVI - Strategic Growth Subaccount	2017	39,187	$22.315507	$874,467	0.75%	29.69%	0.49%
GSVI - Strategic Growth Subaccount	2016	44,852	$17.206666	$771,760	0.75%	1.22%	0.66%
GSVS - Large Cap Value Subaccount	2020	5,393	$26.511782	$142,991	0.75%	2.97%	0.87%
GSVS - Large Cap Value Subaccount	2019	7,517	$25.747235	$193,538	0.75%	24.68%	1.30%
GSVS - Large Cap Value Subaccount	2018	7,225	$20.650648	$149,200	0.75%	-9.40%	1.05%
GSVS - Large Cap Value Subaccount	2017	7,449	$22.794361	$169,807	0.75%	8.74%	1.94%
GSVS - Large Cap Value Subaccount	2016	3,183	$20.961353	$66,728	0.75%	10.45%	1.27%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
GSVS - U.S. Equity Insights Subaccount	2020	436	$42.760656	$18,654	0.75%	16.44%	0.74%
GSVS - U.S. Equity Insights Subaccount	2019	343	$36.722249	$12,602	0.75%	24.00%	0.62%
GSVS - U.S. Equity Insights Subaccount	2018	876	$29.615349	$25,942	0.75%	-7.06%	0.98%
GSVS - U.S. Equity Insights Subaccount	2017	808	$31.864179	$25,760	0.75%	22.89%	1.28%
GSVS - U.S. Equity Insights Subaccount	2016	333	$25.929956	$8,628	0.75%	9.65%	1.16%
GSVS - Strategic Growth Subaccount	2020	2,007	$62.171315	$124,791	0.75%	39.07%	0.00%
GSVS - Strategic Growth Subaccount	2019	1,572	$44.706526	$70,297	0.75%	34.31%	0.05%
GSVS - Strategic Growth Subaccount	2018	1,491	$33.285566	$49,614	0.75%	-2.06%	0.00%
GSVS - Strategic Growth Subaccount	2017	1,561	$33.986950	$53,046	0.75%	29.40%	0.29%
GSVS - Strategic Growth Subaccount	2016	1,383	$26.266030	$36,315	0.75%	0.93%	0.41%
LAZS - Emerging Markets Equity Subaccount	2020	94,204	$41.386162	$3,898,729	0.75%	-2.01%	2.61%
LAZS - Emerging Markets Equity Subaccount	2019	104,758	$42.235798	$4,424,559	0.75%	17.26%	0.89%
LAZS - Emerging Markets Equity Subaccount	2018	116,865	$36.018119	$4,209,246	0.75%	-19.17%	1.83%
LAZS - Emerging Markets Equity Subaccount	2017	126,577	$44.558167	$5,640,036	0.75%	26.88%	1.72%
LAZS - Emerging Markets Equity Subaccount	2016	138,849	$35.119185	$4,876,271	0.75%	19.88%	1.06%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2020	56,579	$52.669377	$2,979,994	0.75%	5.97%	0.18%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2019	69,587	$49.703252	$3,458,708	0.75%	28.96%	0.00%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2018	78,167	$38.541611	$3,012,694	0.75%	-13.89%	0.02%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2017	83,343	$44.758057	$3,730,269	0.75%	13.10%	0.36%
LAZS - U.S. Small-Mid Cap Equity Subaccount (note 4)	2016	87,144	$39.573948	$3,448,635	0.75%	14.92%	0.00%
LAZS - U.S. Equity Select Subaccount (note 4)	2018	3,902	$18.938506	$73,892	0.75%	-4.04%	0.69%
LAZS - U.S. Equity Select Subaccount (note 4)	2017	4,575	$19.735823	$90,290	0.75%	17.23%	1.66%
LAZS - U.S. Equity Select Subaccount (note 4)	2016	4,283	$16.835674	$72,113	0.75%	8.61%	0.12%
LAZS - International Equity Subaccount	2020	52,092	$15.178064	$790,660	0.75%	7.43%	1.79%
LAZS - International Equity Subaccount	2019	54,071	$14.128088	$763,921	0.75%	20.10%	0.35%
LAZS - International Equity Subaccount	2018	54,533	$11.763176	$641,478	0.75%	-14.56%	1.52%
LAZS - International Equity Subaccount	2017	59,163	$13.767068	$814,504	0.75%	21.43%	2.61%
LAZS - International Equity Subaccount	2016	55,878	$11.337845	$633,532	0.75%	-5.00%	1.34%
PRS2 - Jennison 20/20 Focus Subaccount	2020	79,926	$64.849811	$5,183,198	0.75%	29.44%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2019	83,709	$50.100493	$4,193,844	0.75%	27.44%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2018	94,531	$39.311933	$3,716,199	0.75%	-6.43%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2017	109,803	$42.012948	$4,613,165	0.75%	28.78%	0.00%
PRS2 - Jennison 20/20 Focus Subaccount	2016	120,509	$32.623383	$3,931,419	0.75%	0.48%	0.00%
PRS2 - Jennison Subaccount	2020	12,313	$80.542837	$991,743	0.75%	54.41%	0.00%
PRS2 - Jennison Subaccount	2019	11,608	$52.162023	$605,504	0.75%	31.83%	0.00%
PRS2 - Jennison Subaccount	2018	14,352	$39.566546	$567,845	0.75%	-1.92%	0.00%
PRS2 - Jennison Subaccount	2017	13,374	$40.340643	$539,517	0.75%	35.12%	0.00%
PRS2 - Jennison Subaccount	2016	12,188	$29.855217	$363,869	0.75%	-2.02%	0.00%
JPMI - Small Cap Core Subaccount	2020	15,171	$45.505914	$690,374	0.75%	12.84%	0.98%
JPMI - Small Cap Core Subaccount	2019	17,861	$40.328816	$720,317	0.75%	23.65%	0.40%
JPMI - Small Cap Core Subaccount	2018	19,100	$32.615532	$622,959	0.75%	-12.59%	0.38%
JPMI - Small Cap Core Subaccount	2017	21,112	$37.312660	$787,728	0.75%	14.37%	0.32%
JPMI - Small Cap Core Subaccount	2016	22,476	$32.624144	$733,253	0.75%	19.32%	0.53%
JPMI - Mid Cap Value Subaccount	2020	71,987	$54.823272	$3,946,547	0.75%	-0.38%	1.46%
JPMI - Mid Cap Value Subaccount	2019	83,370	$55.031953	$4,588,024	0.75%	25.82%	1.65%
JPMI - Mid Cap Value Subaccount	2018	95,394	$43.739504	$4,172,472	0.75%	-12.50%	0.96%
JPMI - Mid Cap Value Subaccount	2017	102,812	$49.985749	$5,139,146	0.75%	12.92%	0.80%
JPMI - Mid Cap Value Subaccount	2016	110,596	$44.266577	$4,895,719	0.75%	13.84%	0.86%
MFSI - New Discovery Subaccount	2020	16,565	$60.519552	$1,002,517	0.75%	44.50%	0.00%
MFSI - New Discovery Subaccount	2019	15,553	$41.882634	$651,383	0.75%	40.22%	0.00%
MFSI - New Discovery Subaccount	2018	17,376	$29.868558	$519,009	0.75%	-2.45%	0.00%
MFSI - New Discovery Subaccount	2017	17,641	$30.619534	$540,160	0.75%	25.39%	0.00%
MFSI - New Discovery Subaccount	2016	18,391	$24.418649	$449,091	0.75%	7.99%	0.00%
MFSI - Mid Cap Growth Subaccount	2020	41,783	$37.111343	$1,550,605	0.75%	35.10%	0.00%
MFSI - Mid Cap Growth Subaccount	2019	33,972	$27.468721	$933,178	0.75%	37.25%	0.00%
MFSI - Mid Cap Growth Subaccount	2018	32,890	$20.013758	$658,252	0.75%	0.20%	0.00%
MFSI - Mid Cap Growth Subaccount	2017	29,939	$19.974155	$598,012	0.75%	25.74%	0.00%
MFSI - Mid Cap Growth Subaccount	2016	30,268	$15.885710	$480,822	0.75%	3.84%	0.00%
MFSI - Total Return Subaccount	2020	123,262	$28.156446	$3,470,615	0.75%	8.70%	2.07%
MFSI - Total Return Subaccount	2019	124,099	$25.903146	$3,214,549	0.75%	19.22%	2.03%
MFSI - Total Return Subaccount	2018	110,515	$21.726674	$2,401,115	0.75%	-6.58%	1.89%
MFSI - Total Return Subaccount	2017	138,624	$23.255907	$3,223,825	0.75%	11.19%	2.16%
MFSI - Total Return Subaccount	2016	136,721	$20.914799	$2,859,487	0.75%	8.01%	2.70%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
MFS2 - Massachusetts Investors Growth Stock Subaccount	2020	15,612	$21.915494	$342,140	0.75%	21.29%	0.20%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2019	20,160	$18.069168	$364,271	0.75%	38.55%	0.34%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2018	21,208	$13.042041	$276,598	0.75%	-0.18%	0.30%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2017	28,856	$13.065121	$377,012	0.75%	27.15%	0.43%
MFS2 - Massachusetts Investors Growth Stock Subaccount	2016	29,428	$10.275383	$302,385	0.75%	5.05%	0.38%
PVIA - Real Return Subaccount	2020	136,908	$21.426370	$2,933,439	0.75%	10.88%	1.42%
PVIA - Real Return Subaccount	2019	139,601	$19.323660	$2,697,594	0.75%	7.63%	1.65%
PVIA - Real Return Subaccount	2018	156,373	$17.953072	$2,807,367	0.75%	-2.94%	2.50%
PVIA - Real Return Subaccount	2017	166,823	$18.496702	$3,085,675	0.75%	2.88%	2.37%
PVIA - Real Return Subaccount	2016	176,870	$17.978625	$3,179,877	0.75%	4.42%	2.28%
PVIA - Total Return Subaccount	2020	187,014	$22.148072	$4,142,008	0.75%	7.85%	2.12%
PVIA - Total Return Subaccount	2019	181,489	$20.536266	$3,727,098	0.75%	7.55%	3.01%
PVIA - Total Return Subaccount	2018	214,522	$19.093751	$4,096,027	0.75%	-1.27%	2.54%
PVIA - Total Return Subaccount	2017	233,506	$19.340102	$4,516,025	0.75%	4.16%	2.02%
PVIA - Total Return Subaccount	2016	253,271	$18.568481	$4,702,861	0.75%	1.92%	2.08%
PVIA - Global Bond Opportunities Subaccount	2020	78,078	$21.494815	$1,678,281	0.75%	9.30%	2.46%
PVIA - Global Bond Opportunities Subaccount	2019	81,701	$19.665290	$1,606,672	0.75%	5.34%	2.45%
PVIA - Global Bond Opportunities Subaccount	2018	89,871	$18.668299	$1,677,743	0.75%	-4.91%	6.34%
PVIA - Global Bond Opportunities Subaccount	2017	99,843	$19.632688	$1,960,180	0.75%	7.82%	1.91%
PVIA - Global Bond Opportunities Subaccount	2016	117,530	$18.208449	$2,140,043	0.75%	3.27%	1.50%
PVIA - CommodityRealReturn® Strategy Subaccount	2020	23,621	$8.687073	$205,197	0.75%	0.60%	6.70%
PVIA - CommodityRealReturn® Strategy Subaccount	2019	47,467	$8.635686	$409,909	0.75%	10.60%	4.46%
PVIA - CommodityRealReturn® Strategy Subaccount	2018	52,168	$7.807904	$407,323	0.75%	-14.78%	2.10%
PVIA - CommodityRealReturn® Strategy Subaccount	2017	51,592	$9.161537	$472,662	0.75%	1.39%	11.74%
PVIA - CommodityRealReturn® Strategy Subaccount	2016	41,642	$9.035566	$376,255	0.75%	14.30%	1.15%
CALI - VP S&P 500 Index Subaccount	2020	5,171	$27.557522	$142,490	0.75%	17.22%	1.71%
CALI - VP S&P 500 Index Subaccount	2019	5,462	$23.509339	$128,409	0.75%	30.17%	1.72%
CALI - VP S&P 500 Index Subaccount	2018	6,543	$18.059815	$118,171	0.75%	-5.45%	1.91%
CALI - VP S&P 500 Index Subaccount	2017	6,925	$19.100051	$132,258	0.75%	20.56%	1.43%
CALI - VP S&P 500 Index Subaccount	2016	7,551	$15.842528	$119,627	0.75%	10.75%	1.14%
BNYS - Appreciation Subaccount	2020	14,486	$44.709553	$647,661	0.75%	22.46%	0.56%
BNYS - Appreciation Subaccount	2019	12,124	$36.509680	$442,642	0.75%	34.77%	0.93%
BNYS - Appreciation Subaccount	2018	12,286	$27.090203	$332,817	0.75%	-7.80%	1.02%
BNYS - Appreciation Subaccount	2017	12,670	$29.381332	$372,255	0.75%	26.07%	1.08%
BNYS - Appreciation Subaccount	2016	15,562	$23.306294	$362,694	0.75%	6.83%	1.39%
ROYI - Small-Cap Subaccount	2020	122,785	$38.611680	$4,740,945	0.75%	-7.84%	1.07%
ROYI - Small-Cap Subaccount	2019	127,388	$41.898474	$5,337,363	0.75%	17.78%	0.65%
ROYI - Small-Cap Subaccount	2018	144,945	$35.572605	$5,156,077	0.75%	-9.03%	0.72%
ROYI - Small-Cap Subaccount	2017	171,662	$39.102481	$6,712,399	0.75%	4.59%	0.94%
ROYI - Small-Cap Subaccount	2016	184,291	$37.384855	$6,889,692	0.75%	20.06%	1.80%
ROYI - Micro-Cap Subaccount	2020	77,116	$39.622971	$3,055,582	0.75%	22.87%	0.00%
ROYI - Micro-Cap Subaccount	2019	81,965	$32.248123	$2,643,214	0.75%	18.66%	0.00%
ROYI - Micro-Cap Subaccount	2018	91,290	$27.176728	$2,480,967	0.75%	-9.73%	0.00%
ROYI - Micro-Cap Subaccount	2017	103,767	$30.104655	$3,123,875	0.75%	4.40%	0.67%
ROYI - Micro-Cap Subaccount	2016	109,610	$28.834725	$3,160,577	0.75%	18.82%	0.72%
AIMI - Invesco V.I. International Growth Series II Subaccount	2020	44,505	$16.071213	$715,251	0.75%	12.89%	2.48%
AIMI - Invesco V.I. International Growth Series II Subaccount	2019	36,676	$14.236074	$522,122	0.75%	27.28%	1.28%
AIMI - Invesco V.I. International Growth Series II Subaccount	2018	39,273	$11.184498	$439,246	0.75%	-15.84%	1.78%
AIMI - Invesco V.I. International Growth Series II Subaccount	2017	41,884	$13.289519	$556,612	0.75%	21.82%	1.26%
AIMI - Invesco V.I. International Growth Series II Subaccount	2016	36,909	$10.909586	$402,661	0.75%	-1.44%	1.22%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2020	9,432	$18.618191	$175,615	0.75%	-3.56%	0.68%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2019	7,567	$19.305310	$146,093	0.75%	15.57%	0.21%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2018	10,376	$16.704925	$173,324	0.75%	-16.11%	0.23%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2017	11,365	$19.913008	$226,309	0.75%	15.48%	0.48%
NBAS - AMT Mid Cap Intrinsic Value Subaccount	2016	12,072	$17.243124	$208,153	0.75%	15.12%	0.24%
FRT2 - Franklin Income VIP Subaccount	2020	152,541	$20.029517	$3,055,322	0.75%	-0.06%	5.82%
FRT2 - Franklin Income VIP Subaccount	2019	171,396	$20.041095	$3,434,956	0.75%	15.19%	5.43%
FRT2 - Franklin Income VIP Subaccount	2018	206,872	$17.397575	$3,599,070	0.75%	-5.02%	4.81%
FRT2 - Franklin Income VIP Subaccount	2017	223,580	$18.317140	$4,095,342	0.75%	8.86%	4.05%
FRT2 - Franklin Income VIP Subaccount	2016	246,132	$16.826527	$4,141,539	0.75%	13.17%	5.03%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2020	20,018	$39.678616	$794,297	0.75%	43.80%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2019	21,720	$27.592064	$599,307	0.75%	30.19%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2018	21,790	$21.193907	$461,809	0.75%	2.36%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2017	19,282	$20.704303	$399,230	0.75%	26.00%	0.00%
FRT2 - Franklin Flex Cap Growth VIP Subaccount	2016	19,653	$16.432232	$322,945	0.75%	-3.61%	0.00%
FRT2 - Templeton Foreign VIP Subaccount	2020	73,345	$12.747280	$934,944	0.75%	-1.90%	3.36%
FRT2 - Templeton Foreign VIP Subaccount	2019	84,872	$12.993593	$1,102,787	0.75%	11.69%	1.76%
FRT2 - Templeton Foreign VIP Subaccount	2018	91,209	$11.633497	$1,061,074	0.75%	-16.07%	2.70%
FRT2 - Templeton Foreign VIP Subaccount	2017	99,652	$13.861741	$1,381,356	0.75%	15.83%	2.65%
FRT2 - Templeton Foreign VIP Subaccount	2016	114,365	$11.967666	$1,368,680	0.75%	6.38%	1.96%
FRT4 - Franklin Income VIP Subaccount	2020	3,797	$23.876400	$90,648	0.75%	-0.17%	5.78%
FRT4 - Franklin Income VIP Subaccount	2019	6,369	$23.917696	$152,327	0.75%	15.18%	5.13%
FRT4 - Franklin Income VIP Subaccount	2018	6,509	$20.764849	$135,158	0.75%	-5.13%	4.35%
FRT4 - Franklin Income VIP Subaccount	2017	8,001	$21.888035	$175,131	0.75%	8.74%	4.16%
FRT4 - Franklin Income VIP Subaccount	2016	4,836	$20.129397	$97,346	0.75%	13.02%	4.63%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2020	1,683	$51.502897	$86,694	0.75%	43.63%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2019	1,646	$35.857998	$59,039	0.75%	30.05%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2018	1,756	$27.572417	$48,417	0.75%	2.32%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2017	1,558	$26.946212	$41,971	0.75%	25.84%	0.00%
FRT4 - Franklin Flex Cap Growth VIP Subaccount	2016	1,290	$21.412286	$27,631	0.75%	-3.70%	0.00%
FRT4 - Templeton Foreign VIP Subaccount	2020	8,647	$16.530403	$142,945	0.75%	-2.07%	3.21%
FRT4 - Templeton Foreign VIP Subaccount	2019	7,650	$16.880655	$129,141	0.75%	11.66%	1.51%
FRT4 - Templeton Foreign VIP Subaccount	2018	8,595	$15.118344	$129,945	0.75%	-16.17%	2.53%
FRT4 - Templeton Foreign VIP Subaccount	2017	9,393	$18.034479	$169,392	0.75%	15.75%	1.72%
FRT4 - Templeton Foreign VIP Subaccount	2016	8,579	$15.579923	$133,659	0.75%	6.29%	1.79%
FRT4 - Franklin Allocation VIP Subaccount	2020	4,622	$26.047987	$120,403	0.75%	10.92%	1.34%
FRT4 - Franklin Allocation VIP Subaccount	2019	4,582	$23.484395	$107,612	0.75%	18.67%	3.14%
FRT4 - Franklin Allocation VIP Subaccount	2018	6,250	$19.789433	$123,692	0.75%	-10.26%	2.84%
FRT4 - Franklin Allocation VIP Subaccount	2017	6,370	$22.051213	$140,464	0.75%	10.95%	2.52%
FRT4 - Franklin Allocation VIP Subaccount	2016	6,154	$19.874865	$122,319	0.75%	12.08%	3.72%
FEDS - Kaufmann Fund II Service Shares Subaccount	2020	19,979	$51.914341	$1,037,176	0.75%	27.52%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2019	16,349	$40.709602	$665,568	0.75%	31.93%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2018	17,618	$30.857935	$543,640	0.75%	3.27%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2017	10,402	$29.881449	$310,815	0.75%	27.02%	0.00%
FEDS - Kaufmann Fund II Service Shares Subaccount	2016	10,109	$23.524685	$237,822	0.75%	2.65%	0.00%
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	2020	43,982	$15.068797	$662,751	0.75%	5.70%	1.83%
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	2019	41,016	$14.256486	$584,739	0.75%	8.71%	2.06%
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	2018	39,784	$13.114013	$521,731	0.75%	-3.10%	2.12%
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	2017	42,125	$13.533249	$570,084	0.75%	5.41%	1.31%
ALP2 - Morningstar Conservative ETF Asset Allocation Subaccount	2016	64,907	$12.838142	$833,289	0.75%	3.83%	1.56%
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	2020	14,037	$18.272441	$256,481	0.75%	7.62%	2.18%
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	2019	13,774	$16.978637	$233,857	0.75%	12.06%	2.78%
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	2018	9,865	$15.151156	$149,462	0.75%	-4.97%	2.13%
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	2017	9,963	$15.943277	$158,849	0.75%	9.12%	1.80%
ALP2 - Morningstar Income & Growth ETF Asset Allocation Subaccount	2016	10,026	$14.610317	$146,482	0.75%	5.58%	1.55%

	Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****	Inception Date
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	2020	58,832	$22.082751	$1,299,182	0.75%	8.31%	1.93%
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	2019	66,377	$20.389223	$1,353,384	0.75%	15.40%	2.12%
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	2018	63,612	$17.669001	$1,123,965	0.75%	-6.93%	1.92%
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	2017	64,460	$18.985467	$1,223,803	0.75%	12.49%	1.68%
ALP2 - Morningstar Balanced ETF Asset Allocation Subaccount	2016	59,510	$16.877661	$1,004,395	0.75%	7.67%	1.61%
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	2020	144,548	$25.584612	$3,698,201	0.75%	9.18%	1.96%
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	2019	163,309	$23.432483	$3,826,736	0.75%	18.88%	1.76%
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	2018	175,148	$19.711829	$3,452,485	0.75%	-8.73%	1.68%
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	2017	172,887	$21.596909	$3,733,816	0.75%	16.43%	1.38%
ALP2 - Morningstar Growth ETF Asset Allocation Subaccount	2016	175,705	$18.549611	$3,259,259	0.75%	8.88%	1.49%
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2020	53,735	$27.598266	$1,483,006	0.75%	9.14%	1.67%
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2019	68,745	$25.287613	$1,738,398	0.75%	21.26%	1.58%
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2018	67,521	$20.854336	$1,408,108	0.75%	-10.01%	1.38%
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2017	64,379	$23.173151	$1,491,855	0.75%	18.91%	1.46%
ALP2 - Morningstar Aggressive Growth ETF Asset Allocation Subaccount	2016	41,329	$19.488086	$805,420	0.75%	10.38%	1.30%
IVYV - VIP Asset Strategy Subaccount	2020	52,558	$22.378368	$1,176,155	0.75%	13.03%	1.98%
IVYV - VIP Asset Strategy Subaccount	2019	59,196	$19.799003	$1,172,027	0.75%	20.87%	2.04%
IVYV - VIP Asset Strategy Subaccount	2018	67,861	$16.380208	$1,111,578	0.75%	-6.15%	1.76%
IVYV - VIP Asset Strategy Subaccount	2017	78,369	$17.452977	$1,367,773	0.75%	17.39%	1.53%
IVYV - VIP Asset Strategy Subaccount	2016	93,635	$14.866919	$1,392,057	0.75%	-3.29%	0.59%
IVYV - VIP Natural Resources Subaccount	2020	31,391	$8.837577	$277,422	0.75%	-12.65%	2.35%
IVYV - VIP Natural Resources Subaccount	2019	31,510	$10.117061	$318,784	0.75%	8.64%	1.03%
IVYV - VIP Natural Resources Subaccount	2018	37,437	$9.312360	$348,630	0.75%	-23.81%	0.30%
IVYV - VIP Natural Resources Subaccount	2017	40,870	$12.221968	$499,515	0.75%	2.20%	0.14%
IVYV - VIP Natural Resources Subaccount	2016	44,155	$11.958396	$528,020	0.75%	22.89%	0.67%
IVYV - VIP Science and Technology Subaccount	2020	60,566	$68.567269	$4,152,872	0.75%	34.35%	0.00%
IVYV - VIP Science and Technology Subaccount	2019	63,228	$51.035440	$3,226,872	0.75%	48.37%	0.00%
IVYV - VIP Science and Technology Subaccount	2018	64,343	$34.397084	$2,213,221	0.75%	-5.94%	0.00%
IVYV - VIP Science and Technology Subaccount	2017	62,594	$36.570985	$2,289,114	0.75%	31.14%	0.00%
IVYV - VIP Science and Technology Subaccount	2016	62,087	$27.887894	$1,731,463	0.75%	0.79%	0.00%

*	This represents the annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Ohio National Life Insurance Company
and Contract Owners of Ohio National Variable Account R:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the Ohio National Variable Account R (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 6. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the Separate Account’s auditor, however, we are aware that we have served as the Separate Account’s auditor since at least 1995.

Columbus, Ohio
April 7, 2021

Appendix

Statements of assets and contract owners’ equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. International Growth Series II Subaccount

ALPS VARIABLE INVESTORS TRUST - CLASS II

Morningstar Conservative ETF Asset Allocation Subaccount

Morningstar Income & Growth ETF Asset Allocation Subaccount

Morningstar Balanced ETF Asset Allocation Subaccount

Morningstar Growth ETF Asset Allocation Subaccount

Morningstar Aggressive Growth ETF Asset Allocation Subaccount

BNY MELLON VARIABLE INVESTMENT FUND SERVICE SHARES

Appreciation Subaccount

CALVERT VARIABLE PRODUCTS, INC.

VP S&P 500 Index Subaccount

FEDERATED HERMES INSURANCE SERIES (1)

Kaufmann Fund II Service Shares Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

VIP Mid Cap Subaccount

VIP Contrafund® Subaccount

VIP Growth Subaccount

VIP Equity-Income Subaccount

VIP Real Estate Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Franklin Income VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 4

Franklin Income VIP Subaccount

Franklin Flex Cap Growth VIP Subaccount

Templeton Foreign VIP Subaccount

Franklin Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - INSTITUTIONAL SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST - SERVICE SHARES

Large Cap Value Subaccount

U.S. Equity Insights Subaccount

Strategic Growth Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST - CLASS I

Small Cap Core Subaccount

Mid Cap Value Subaccount

JANUS ASPEN SERIES - INSTITUTIONAL SHARES

Janus Henderson Research Subaccount

2

Janus Henderson Global Research Subaccount

Janus Henderson Balanced Subaccount

JANUS ASPEN SERIES - SERVICE SHARES

Janus Henderson Research Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Balanced Subaccount

Janus Henderson Overseas Subaccount

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

Emerging Markets Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

International Equity Subaccount

LEGG MASON PARTNERS VARIABLE EQUITY TRUST - CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

MFS® VARIABLE INSURANCE TRUST - SERVICE CLASS

New Discovery Subaccount

Mid Cap Growth Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II - SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS I

VIF U.S. Real Estate Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. - CLASS II

VIF Core Plus Fixed Income Subaccount

VIF U.S. Real Estate Subaccount

VIF Growth Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - S CLASS

AMT Mid Cap Intrinsic Value Subaccount

OHIO NATIONAL FUND, INC.

ON Bond Subaccount

ON BlackRock Balanced Allocation Subaccount

ON BlackRock Advantage International Equity Subaccount (1)

ON Janus Henderson Forty Subaccount

ON Janus Henderson Venture Subaccount

ON Janus Henderson Enterprise Subaccount

ON S&P 500® Index Subaccount

ON BlackRock Advantage Large Cap Value Subaccount

ON Federated High Income Bond Subaccount

ON Nasdaq-100® Index Subaccount

ON BlackRock Advantage Large Cap Core Subaccount

ON BlackRock Advantage Small Cap Growth Subaccount

ON S&P MidCap 400® Index Subaccount

ON BlackRock Advantage Large Cap Growth Subaccount

PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE SHARES

Real Return Subaccount

Total Return Subaccount

Global Bond Opportunities Subaccount

CommodityRealReturn® Strategy Subaccount

ROYCE CAPITAL FUND - INVESTMENT CLASS

Small-Cap Subaccount

Micro-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. - CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

3

WELLS FARGO VARIABLE TRUST

Opportunity Subaccount

Discovery Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to May 1, 2019 (liquidation).

OHIO NATIONAL FUND INC.

ON Capital Appreciation Subaccount

ON ClearBridge Small Cap Subaccount

ON Equity Subaccount

ON ICON Balanced Subaccount

Statement of changes in contract owners’ equity for the period from January 1, 2019 to December 27, 2019 (liquidation).

LAZARD RETIREMENT SERIES, INC. - SERVICE SHARES

U.S. Equity Select Subaccount

Statement of operations for the period from January 1, 2020 to May 29, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to May 29, 2020 (liquidation) and the year ended December 31, 2019.

OHIO NATIONAL FUND, INC.

ON Foreign Subaccount

(1)	See the footnote to the statements of assets and contract owners' equity for the former name of the subaccount.

4

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Financial Statements and Supplementary Information

December 31, 2020, 2019 and 2018

(With Independent Auditors’ Report Thereon)

KPMG LLP Suite 3400 312 Walnut Street Cincinnati, OH 45202

Independent Auditors Report

The Board of Directors

Ohio National Life Assurance Corporation:

We have audited the accompanying financial statements of Ohio National Life Assurance Corporation (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company), which comprise the statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statements of income, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Cincinnati, Ohio

March 26, 2021

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus

December 31, 2020 and 2019

(Dollars in thousands, except share amounts)

Admitted Assets	2020	2019
Investments:
Bonds	$1,748,744	1,830,101
Preferred stocks	2,000	—
Common stocks at fair value (cost $9,140 in 2020 and $8,492 in 2019)	9,261	8,488
Mortgage loans on real estate	398,100	436,177
Contract loans	122,742	124,930
Cash, cash equivalents and short-term investments	57,511	(1,868)
Receivables for securities	5	1,297
Derivatives	3,777	2,329
Other invested assets	26,298	—
Securities lending reinvested collateral assets	86,920	74,080
Total investments	2,455,358	2,475,534
Premiums and other considerations deferred and uncollected	127,910	145,434
Accrued investment income	17,113	17,982
Receivable from parent and affiliates	90,081	34,904
Deferred tax asset, net	29,106	32,291
Other assets	19,809	24,129
Separate account assets	293,201	268,295
Total admitted assets	$3,032,578	2,998,569

Liabilities and Capital and Surplus
Reserves for future policy benefits:
Life and annuity policies and contracts	$2,099,372	2,094,254
Accident and health policies	84,296	82,996
Deposit type funds	107,820	106,555
Contract claims	24,086	31,659
Other policyholders’ funds	801	812
Current federal income taxes	1,746	358
Interest maintenance reserve	21,513	12,417
Asset valuation reserve	17,648	17,609
Transfers to separate accounts due or accrued, net	1,435	740
Payable for securities	11,085	—
Payable for securities lending	86,920	74,080
Other liabilities	49,909	51,351
Separate account liabilities	293,201	268,295
Total liabilities	2,799,832	2,741,126
Capital and surplus:
Class A common stock, $3,000 par value. Authorized 10,000 shares; issued and outstanding 3,200 shares	9,600	9,600
Gross paid in and contributed surplus	87,976	87,976
Unassigned surplus	135,170	159,867
Total capital and surplus	232,746	257,443
Total liabilities and capital and surplus	$3,032,578	2,998,569

See accompanying notes to statutory financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Income

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Premiums and other considerations:
Life and annuity	$188,536	209,355	188,433
Accident and health	23,701	19,466	15,303
Total premiums and other considerations	212,237	228,821	203,736
Investment income:
Interest on bonds	74,801	111,242	129,353
Interest on mortgage loans on real estate	21,821	20,800	19,918
Interest on contract loans	6,923	7,036	7,776
Other income	5,387	3,034	3,333
Total investment income	108,932	142,112	160,380
Less investment expenses	2,357	2,245	2,578
Net investment income	106,575	139,867	157,802
Total income	318,812	368,688	361,538
Death and other benefits:
Death benefits	85,628	72,932	66,963
Accident and health benefits	10,865	12,375	11,230
Annuity benefits, fund withdrawals, and other benefits to policyholders and beneficiaries	87,023	108,094	102,721
Total death and other benefits	183,516	193,401	180,914
Change in reserves for future policy benefits and other funds	6,552	(539)	35,580
Commissions	42,875	46,756	48,501
General insurance expenses	69,228	61,193	54,644
Insurance taxes, licenses, and fees	13,279	12,499	14,533
Net transfers from separate accounts	(10,016)	(11,350)	(12,817)
Total expenses	305,434	301,960	321,355
Income before (benefit) provision for federal income taxes and net realized capital losses	13,378	66,728	40,183
(Benefit) provision for federal income taxes	(269)	908	4,143
Income before net realized capital losses	13,647	65,820	36,040
Net realized capital losses, net of interest maintenance reserve and income taxes	(3,078)	(2,907)	(183)
Net income	$10,569	62,913	35,857

See accompanying notes to statutory financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

		Paid-in		Total
		capital and		capital
	Common	assigned	Unassigned	and
	stock	surplus	surplus	surplus
Balance at December 31, 2017	$9,600	87,976	186,337	283,913
Net income	—	—	35,857	35,857
Change in net unrealized capital gains	—	—	(343)	(343)
Change in net deferred income tax	—	—	(439)	(439)
Change in nonadmitted assets and related items	—	—	2,364	2,364
Change in asset valuation reserve	—	—	1,595	1,595
Correction of errors, net of tax	—	—	(5,521)	(5,521)
Dividends to stockholder	—	—	(27,000)	(27,000)
Balance at December 31, 2018	9,600	87,976	192,850	290,426
Net income	—	—	62,913	62,913
Change in net unrealized capital gains	—	—	933	933
Change in net deferred income tax	—	—	2,526	2,526
Change in nonadmitted assets and related items	—	—	(1,734)	(1,734)
Change in asset valuation reserve	—	—	4,041	4,041
Deferred coinsurance gain	—	—	4,338	4,338
Dividends to stockholder	—	—	(106,000)	(106,000)
Balance at December 31, 2019	9,600	87,976	159,867	257,443
Net income	—	—	10,569	10,569
Change in net unrealized capital losses	—	—	514	514
Change in net deferred income tax	—	—	4,537	4,537
Change in nonadmitted assets and related items	—	—	(7,585)	(7,585)
Change in asset valuation reserve	—	—	(39)	(39)
Deferred coinsurance gain	—	—	(21,452)	(21,452)
Correction of errors, net of tax	—	—	759	759
Dividends to stockholder	—	—	(12,000)	(12,000)
Balance at December 31, 2020	$9,600	87,976	135,170	232,746

See accompanying notes to statutory financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statutory Statements of Cash Flow

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash flow from operations:
Premiums, other considerations, and fund deposits	$174,854	171,135	178,785
Investment income	105,163	139,889	157,465
	280,017	311,024	336,250
Less:
Death and other benefits	158,089	161,136	150,928
Commissions, taxes, and other expenses	117,795	132,876	128,543
Net transfers from separate accounts	(10,711)	(12,162)	(15,351)
	265,173	281,850	264,120
Net cash provided by operations	14,844	29,174	72,130
Cash flow from investing activities:
Proceeds from investments sold, matured, or repaid:
Bonds	435,109	391,958	350,752
Stocks	—	4,000	4,125
Mortgage loans on real estate	50,172	47,329	68,916
Other invested assets	12,377	—	1,101
Total investment proceeds	497,658	443,287	424,894
Less cost of investments acquired:
Bonds	368,129	280,522	374,592
Stocks	2,647	1,713	26
Mortgage loans on real estate	12,051	83,809	63,470
Other invested assets	3,036	1,072	123
Total investments acquired	385,863	367,116	438,211
Less increase in contract loans	(2,187)	2,819	7,002
Net cash provided by (used in) investing activities	113,982	73,352	(20,319)
Cash flow from financing and other miscellaneous sources:
Net deposits on deposit-type contracts and other liabilities	(1,732)	254	(4,652)
Dividends to stockholder	(12,000)	(106,000)	(27,000)
Change in receivable from parent due to cash concentration program	(52,858)	(1,817)	(18,820)
Other, net	(2,857)	10,705	(3,263)
Net cash used in financing	(69,447)	(96,858)	(53,735)

Net increase (decrease) in cash, cash equivalents and short-term investments	59,379	5,668	(1,924)
Cash, cash equivalents and short-term investments:
Beginning of year	(1,868)	(7,536)	(5,612)
End of year	$57,511	(1,868)	(7,536)

Supplemental disclosures of cash flow information for non-cash transactions:
Change in securities lending collateral	$12,840	(9,107)	74,040
RGA coinsurance reinsurance agreement	—	(1,108,789)	—
Deferred gain on coinsurance reinsurance agreements	(21,452)	(20,049)	—

See accompanying notes to statutory financial statements.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(1)	Organization and Business

Organization

Ohio National Life Assurance Corporation (“ONLAC” or the “Company”) is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

Business

The Company is a life and health insurer licensed in 49 states, the District of Columbia and Puerto Rico. The Company offers term life, universal life, health (disability) and annuity products through independent agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the “Department”), which is an other comprehensive basis of accounting that differs from U.S. generally accepted accounting principles (“GAAP”). The Department requires that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the Statement of Statutory Accounting Principles (“SSAP”) that are described in the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (the “Manual”) subject to any deviations prescribed or permitted by the state insurance commissioner.

ONLAC does not have any permitted or prescribed statutory accounting practices as of December 31, 2020, 2019 and 2018.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with GAAP. The primary reasons for the differences between equity and net income on a GAAP basis versus capital and surplus and net income on a statutory basis are that, for GAAP reporting purposes:

•	The costs related to acquiring business, principally commissions and certain policy issue expenses related to successful acquisition efforts, are amortized over the period benefited rather than charged to income in the year incurred;

•	future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity securities are carried at either amortized cost or fair value based on their classifications; fixed maturity securities designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity are carried at amortized cost; investments in fixed maturity securities classified as available-for-sale are carried at estimated fair value with net unrealized holding gains and losses reported in other comprehensive income; fixed maturity securities designated as trading are carried at fair value with net unrealized holding gains and losses reported in income; under statutory accounting, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating and any adjustments to fair value are reported directly in surplus (see Note 3(c) for more information regarding bond valuation);

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

•	only contracts that have significant mortality or morbidity risk are classified as insurance contracts; otherwise, they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments; for statutory reporting, contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	under GAAP “nonadmitted” assets do not exist, which for statutory reporting nonadmitted assets are excluded from surplus (see Note 3(b) for more information regarding nonadmitted assets);

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive income and comprehensive income;

•	certain assets and liabilities are reported gross of ceded reinsurance balances;

•	deposits to universal life contracts, investment contracts and limited payment contracts are not included in revenue;

•	negative cash balances are reported as liabilities;

•	certain annuity related contracts give rise to embedded derivatives for GAAP which STAT does not recognize these embedded derivatives; and

•	on a statutory basis only, the correction of immaterial prior period errors are recorded directly to surplus.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the statutory financial statements, and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The most significant estimates and assumptions include those used in determining the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the date of the statutory financial statements. Management believes the amounts provided are appropriate.

(b)	Nonadmitted Assets

Certain assets designated as “nonadmitted assets” (principally certain deferred taxes, and certain receivables) have been excluded from total admitted assets by a direct charge to surplus.

(c)	Investments

Investment Income

Interest and dividends on investments is recorded within investment income. Realized capital gains and losses are reported net of federal income tax and transfers to the interest maintenance reserve (“IMR”). Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Unrealized gains and losses on investments are charged or credited to unassigned surplus in accordance with NAIC rules.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Bonds

Bonds are valued as prescribed by the Securities Valuation Office (“SVO”) of the NAIC Investment Analysis Office. Bonds are rated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality), “5” (lowest quality, not in or near default) or “6” (lowest quality, in or near default). Bonds rated as categories 1 through 5 are reported in the financial statements at amortized cost using the modified scientific method. Bonds rated as category 6 are reported at the lower of amortized cost or fair value.

Mortgage-backed securities are generally stated at amortized cost and are amortized using anticipated prepayment assumptions based on a retrospective adjustment method that estimates prepayment activity by utilizing certain factors, including seasonality, current levels of interest rates, economic activity, and the term and age of the underlying collateral.

All securities defined as hybrid securities by the SVO are reported as bonds and are carried at amortized cost.

Preferred and Common Stocks

Preferred stocks rated by the SVO as categories 1-3 are reported at amortized cost. Those rated as categories 4-6 are reported at the lower of amortized cost or fair value.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Common stocks of unaffiliated companies are carried at fair value based on information from the SVO and quoted market prices when information is not available from the SVO.

Management regularly reviews its bond and stock portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 6 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are recorded at the unpaid principal balance of the loan, net of valuation allowance and unamortized discount. Management periodically reviews the portfolio for impairment and obtains updated valuations of the underlying collateral as needed. Significant changes (increase or decrease) in the net value of the collateral are adjusted through the valuation allowance; however, the net carrying value amount of the loan shall not exceed the recorded investment in the loan.

Loans in foreclosure and loans considered impaired as of the date of the statutory statement of admitted assets, liabilities, and capital and surplus are placed on nonaccrual status and written down to the estimated fair value, net of estimated selling costs, of the underlying property to derive a new cost basis. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

Mortgage loans can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred. In response to the Coronavirus (“COVID-19”) pandemic, there was an increase in the volume of loan modifications in the Company’s mortgage portfolio. The COVID-19 related modifications were primarily in the form of principal and/or interest deferrals in accordance with the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus and in accordance with the interpretation issued by the NAIC, INT 20-03 Troubled Debt Restructuring Due to COVID-19, during the year ended December 31, 2020. Accordingly, these loans were not categorized as a TDR.

Contract Loans

Contract loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Cash, Cash Equivalents and Short-term Investments

Short-term investments are carried at amortized cost and cash equivalents are carried at fair value. Cash equivalents are short-term and highly liquid investments with original maturities of three months or less, and short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at time of purchase.

Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company. The Company purchases equity index call options as hedges for the indexed universal life products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. These derivative instruments are carried at estimated fair value. The realized changes in fair value are recorded in net realized capital losses, net of interest maintenance reserve and income taxes. The unrealized changes in fair value are recorded in unassigned surplus.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Other Invested Assets

Other invested assets primarily consist of unaffiliated surplus notes, accounted for at amortized cost for NAIC ratings 1 or 2 or the lessor of amortized cost or fair value for NAIC ratings 3 through 6.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. Securities lending reinvested collateral assets and the corresponding liability, payables for securities lending, are recorded on the statutory statements of admitted assets, liabilities, and capital and surplus. Income and expenses associated with securities lending transactions are reported within net investment income.

(d)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. Separate account liabilities for individual life represent contract holders’ funds adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). The difference between full account value and CRVM is reflected in transfers to separate accounts due or accrued, net, as prescribed by the NAIC, on the statutory statements of admitted assets, liabilities and capital and surplus. The annual change in the difference between full account value and CRVM is reflected in the statutory statements of income as part of the net transfers from separate accounts. The Company’s revenue reflects fees charged to the separate accounts including administrative services and risks assumed and for the activity related to guaranteed contracts, which are riders to existing variable annuity contracts that are guaranteed by the Company’s general account assets.

Premium income, benefits and expenses of the separate accounts are included in the statutory statements of income with the offset recorded in net transfers from separate accounts in the statutory statements of income. Investment income and realized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to contract holders and are not recorded in the statutory statements of income. Unrealized capital gains (losses) on assets of separate accounts accrue to contract holders and, accordingly, are reflected in the separate account liability to the contract holder.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(e)	Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies. Individual accident and health (disability) premiums are earned ratably over the terms of the related contracts or policies. Universal life and annuity premiums are recognized as revenue when received. Amounts received related to deposit contracts with mortality or morbidity risk, such as traditional life products, are recorded as premiums. Amounts received as payment for deposit contracts that do not incorporate any mortality or morbidity risk, including those annuities without life contingencies and guaranteed investment contracts, are not reported as revenue, but are recorded directly to the appropriate policy reserve account.

Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

(f)	Reserves for Future Policy Benefits

Life Policies and Contracts

Reserves for traditional life products are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality table and interest assumptions currently being used for the majority of new policies issued is the 2017 Commissioners Standard Ordinary (“CSO”) table with an interest rate of 3.5%. With respect to in force policies, the mortality tables and interest assumptions used are primarily the 1958 CSO table with interest rates of 3.5% to 6.0%, the 1980 CSO table with interest rates of 3.0% to 6.0%, the 2001 CSO table with interest rates of 3.0% to 4.0%, and the 2017 CSO table with an interest rate of 3.5%. For policies issued January 1, 2020 and after, reserves are calculated as prescribed in section 20 of the Valuation Manual (“VM-20”) using principles based reserves (“PBR”). The assumptions used in the calculations are a combination of prescribed assumptions and company experience.

Reserves for universal life and variable universal life policies have been calculated based on participants’ net contributions plus interest credited less applicable contract charges, less an initial allowance according to CRVM.

Reserves for universal life policies containing secondary guarantees are calculated in accordance with Actuarial Guideline 38 (“AG38”).

The Company waives the deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves. Reserves are computed using continuous functions to reflect these practices.

The method used in valuation of substandard policies is to hold 50% of the annual substandard premium as the substandard reserve in addition to the reserve calculated using standard mortality.

The Company had $127,909,924 and $129,663,262 of individual life insurance in force as of December 31, 2020 and 2019, respectively, and $1,549,979 and $1,557,123 of related reserves as of December 31, 2020 and 2019, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the Department.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined in accordance with NAIC Annual Statement instructions. Traditional life, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life and variable life insurance products use a formula which applies a weighted average credited rate to the mean account value.

Accident and Health (Disability) Policies

The aggregate reserves for individual accident and health (disability) policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves are calculated on a two-year preliminary term basis at interest rates of 3.0% to 6.0%, using either the 1964 Commissioner’s Disability Table (policies issued prior to 1990) or the 1985 Commissioner’s Individual Disability Table A (policies issued after 1989). The disabled life reserves are calculated using either the 1985 Commissioner’s Individual Disability Table C at interest rates of 3.5% to 5.5% (claims incurred after 1989) or the 1964 Commissioner’s Disability Table at an interest rate of 3.5% (claims incurred prior to 1990). Beginning January 1, 2020, the disability reserve calculations for new policies also incorporate the 2013 Individual Disability Insurance table and its associated modifiers as required by Actuarial Guideline 50.

Annuity and Other Deposit Funds

The reserves and deposit liabilities for individual deferred annuity products have been established based on the participants’ net contributions, policy term, interest rates, and various contract provisions. The average interest rates credited on these annuity policies were 3.19%, 3.17% and 3.16% for the years ended December 31, 2020, 2019 and 2018, respectively. The reserves for individual annuity policies issued after 1991 have been adjusted for possible future surrender charges in accordance with Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Reserves for ordinary (individual) immediate annuities are determined primarily using the 1971 Individual Annuity Mortality Table (interest rate of 11.25%), the 1983 Annuity Table (interest rates of 6.25% to 8.75%), the Annuity 2000 Table (interest rates of 4.00% to 7.00%) or the IAR2012 Mortality Table (interest rates of 1.00% to 4.00%).

(g)	Asset Valuation Reserve/Interest Maintenance Reserve

In compliance with statutory requirements, the Company maintains an asset valuation reserve (“AVR”) and an IMR as prescribed by the NAIC.

The AVR is a formula reserve, which addresses specific asset risk areas and consists of the default component and the equity component. The default component provides for future credit related losses on bonds, including corporate debt securities, preferred stocks and mortgages. The equity component covers all types of equity investments. The two components are designed to address the default and equity risks of the Company’s assets by calculating maximum reserve targets and controlling the flow of the reserve from and into surplus. The change in AVR is charged or credited directly to unassigned surplus.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The IMR minimizes the statutory statements of income impact of interest rate related realized capital gains and losses. Realized capital gains and losses for all types of bonds that result from changes in the overall level of interest rates are removed from the net realized capital gains (losses) amount and credited or charged to the liability for IMR. This liability is amortized into income over the remaining life of each bond based on a seriatim method.

Credit related other-than-temporary impairment losses are recorded through the AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

(h)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer were unable to meet its obligations, the Company would be liable to policyholders.

Premium income, reserves for future policy benefits, and liabilities for contract claims are stated net of reinsurance. Premiums, benefits and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance agreements. The Company records a receivable for reinsured benefits paid and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are recorded as revenue.

(i)	Federal Home Loan Bank (“FHLB”) Agreements

The Company is a member of the FHLB of Cincinnati. Through its membership, and by purchasing FHLB stock, the Company can enter into deposit contracts. The Company had outstanding deposit contracts of $100,000 as of December 31, 2020 and 2019, which are included in deposit type funds on the statutory statements of admitted assets, liabilities, and capital and surplus. The Company uses the deposits for the purpose of additional spread income.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

FHLB capital stock is included in common stocks at fair value on the statutory statements of admitted assets, liabilities and capital and surplus. FHLB capital stock purchased at December 31 is indicated in the table below and is only in the general account:

	2020	2019
Membership stock - Class B	$4,798	6,488
Activity stock	3,689	2,000
Total	$8,487	8,488
Actual or estimated borrowing capacity as determined by the insurer	$122,980	100,010

Membership stock eligible and not eligible for redemption at December 31, 2020 is as follows:

Membership stock	Current year total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class B	$4,798	4,798	—	—	—	—

Total collateral pledged to FHLB as of December 31 is indicated in the table below and is only in the general account.

	2020	2019
Total collateral pledged:
Fair value	$162,307	115,386
Carrying value	153,044	111,919
Total borrowing	100,000	100,000

The maximum amount pledged as of December 31 is as follows:

	2020	2019
Maximum amount pledged:
Fair value	$181,381	118,064
Carrying value	171,394	120,320
Total borrowing	100,000	100,000

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Borrowing from FHLB as of December 31 is indicated in the table below and is only in the general account.

2020	General account	Funding agreements reserves established
Funding agreements	$100,000	100,000

2019
Funding agreements	$100,000	100,000

The maximum amount available during the reporting period ended December 31, 2020 is $100,000 and is only applicable to the general account.

The Company has no prepayment obligations under debt, funding agreements or other agreements.

(j)	Income Taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax liabilities. Current tax expense is reported on the statutory statements of operations as provision for federal income tax expenses if resulting from operations, and within net realized capital gains (losses) if resulting from capital transactions. Changes in the balance of deferred taxes, which provided for book versus tax temporary differences, are subject to limitations and are reported on various lines within surplus. Limitations of deferred income taxes are recorded in the change in nonadmitted assets line, whereas, deferred taxes associated with net unrealized capital gains (losses) are shown within that caption on a net basis. Accordingly, the reporting of temporary differences, such as reserves and policy acquisition costs, and permanent differences, such as dividend received deduction and tax credits, results in effective tax rates that differ from the federal statutory tax rate.

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH. The method of allocation of tax among the consolidated affiliates is subject to a written agreement and is based on the affiliates’ separate company taxable income. Net operating losses and realized losses are settled when utilized. Intercompany tax balances are settled quarterly.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. The CARES Act includes, among other items, measures concerning income tax, payroll tax credits, and loan programs. The CARES Act permits net operating loss (“NOL”) carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows NOLs incurred in 2018, 2019, and 2020 to be carried back to generate a refund of previously paid income taxes. The Company does not anticipate the NOL changes to impact income taxes. The Company did not participate in any of the CARES payroll tax credits or loan programs.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(k)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred, and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s statutory financial statements.

(l)	New Accounting Standards

In May 2020, the NAIC adopted revisions to disclosures for SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which is effective as of December 31, 2020 and applied on a prospective basis. These revisions did not have an impact on the Company’s statutory financial statements; however, the new disclosures were included in Schedule 4.

In July 2020, the NAIC issued revisions to SSAP No. 32R, Preferred Stock. These revisions update the definitions, measurement and impairment guidance for all preferred stock. With adoption of SSAP No. 32R, all perpetual preferred stock is to be valued at fair value, not to exceed any currently effective call price. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No. 86, Financing Derivatives. These revisions ensure reporting consistency in that derivatives are reported "gross," i.e., without the inclusion of financing components. Additionally, amounts owed to/from the reporting entity from the acquisition or writing of derivatives shall be separately reflected. This guidance is effective January 1, 2021. Management does not expect that this guidance will have a material impact on its statutory financial statements.

In July 2020, the NAIC issued revisions to SSAP No.26R, Bonds. These revisions are effective as of January 1, 2021 and clarify that the accounting and reporting of investment income and capital gains/loss, due to the early liquidation either through a called bond or a bond tender offer, shall be similarly applied. Management does not expect that this guidance will have a material impact on its statutory financial statements.

(m)	Subsequent Events

The Company has evaluated subsequent events through March 26, 2021, the date the statutory financial statements were available to be issued.

On March 22, 2021, the Board of ONMH unanimously approved an agreement to enter into a strategic transaction with Constellation Insurance Holdings, Inc. (“Constellation”) whereby Constellation will acquire ONMH. The agreement was signed on March 22, 2021.

ONMH entered into the transaction to strengthen its financial position, enhance its market position, and enable it to become a stronger, more responsive and innovative financial services company. Constellation will build off ONMH’s strengths and infrastructure to grow its insurance business going forward.

The transaction will be structured as a sponsored demutualization, which means ONMH will convert to a stock company and will be indirectly owned by Constellation upon closing of the transaction. The conversion requires a vote by eligible members as well as regulatory review and approval. Eligible members will be compensated for the extinguishment of their membership interests with additional policy benefits, or cash, as applicable. In addition to member compensation, Constellation has committed a $500 million capital infusion into ONMH over a four-year period following the closing of the transaction.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The transaction is subject to regulatory and member approval. Upon completion of the transaction, ONMH will be a private stock company owned by Constellation.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance agreements to cede a portion of its life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to, requiring collateral to support ceded reserves, and following up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to its competitors, the Company’s ability to market products to new customers could be harmed, and the Company could potentially lose existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Cyber Risk is the potential for information and systems to be vulnerable to adverse events, such as breaches, thefts, compromised integrity, damage, fraud, or business disruption, caused by internal, external or third parties. The loss of confidentiality, integrity or availability for information and systems could disrupt operations, result in the loss of business, materially affect profitability and negatively impact the Company’s reputation. The Company utilizes a defense in depth approach to physically, administratively and technically mitigate cyber risk. Multiple layers of security controls provide redundancy in the event a security control fails or a vulnerability is exploited.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers, as well as, in many cases, requiring collateral, lines of credit or assets in trust to manage credit exposure.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the bond investments. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s indexed universal life contracts. Losses in the equity market could result in declines in separate account assets and assets under management, which could affect investment management fees revenue. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third parties.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, effective July 1, 2019, the Company has reinsured the majority of the block of business with a third party under a coinsurance agreement.

Investment Risk – see Note 6 for additional risks specific to the investment portfolio.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Coronavirus (“COVID-19”) Risk is the potential risk the Company is exposed to with the ongoing COVID-19 pandemic. Depending on the scope, severity and duration of the crisis, the Company could experience potential disruptions to business operations resulting from quarantines of employees, policyholders, or its distribution. Further, new and potentially unforeseen risks beyond those described above may arise as a result of the COVID-19 pandemic and the actions taken by governmental and regulatory authorities to mitigate its impact. Even after the crisis subsides, it is possible that the U.S. and other major economies will experience a prolonged recession or a prolonged economic recovery, in which event the Company’s businesses, results of operations and financial condition could be materially and adversely affected. Deterioration of economic conditions, geopolitical tensions or weakening in global capital markets may materially affect the Company’s businesses, results of operations, financial condition and liquidity.

The Company has business continuity plans in place to attempt to mitigate the risk posed to business operations by disruptive incidents such as these. The Company is continuing to evaluate the potential long-term impact of the crisis to its operations and financial condition.

(5)	Fair Value Measurements

Included in various investment related line items in the statutory financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the statutory statements of admitted assets, liabilities, and capital and surplus into a three level hierarchy based on the priority of the inputs to the valuation technique in accordance with SSAP No. 100, Fair Value Measurements. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices for identical assets and liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include cash and short-term investments and separate account assets.

•	Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets or that are derived principally from, or corroborated by, observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, other invested assets, derivatives, common stocks, securities lending reinvested collateral, asset-backed, mortgage-backed, private placement and equity securities.

•	Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed securities and common stocks.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following tables present the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31:

	Level 1	Level 2	Level 3	Total
2020
Assets:
Investments:
Bonds	$—	168	—	168
Common stocks	—	8,488	773	9,261
Cash, cash equivalents and short-term investments	57,511	—	—	57,511
Derivatives	—	3,777	—	3,777
Securities lending reinvested collateral assets	—	86,920	—	86,920
Other assets:
Separate account assets	293,201	—	—	293,201
Total assets	$350,712	99,353	773	450,838

2019
Assets:
Investments:
Bonds	$—	227	—	227
Common stocks	—	8,488	—	8,488
Cash, cash equivalents and short-term investments	(1,868)	—	—	(1,868)
Derivatives	—	2,329	—	2,329
Securities lending reinvested collateral assets	—	74,080	—	74,080
Other assets:
Separate account assets	268,295	—	—	268,295
Total assets	$266,427	85,124	—	351,551

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The carrying amount and the NAIC estimated fair value of all financial instruments were as follows as of December 31. The valuation techniques used to estimate these fair values are described below.

		NAIC
	Carrying	estimated	Fair value hierarchy level
	amount	fair value	Level 1	Level 2	Level 3
2020
Assets:
Investments:
Bonds	$1,748,744	1,884,906	4,454	1,800,599	79,853
Preferred stocks	2,000	2,171	—	2,171	—
Common stocks	9,261	9,261	—	8,488	773
Mortgage loans on real estate	398,100	422,009	—	—	422,009
Contract loans	122,742	156,622	—	—	156,622
Cash, cash equivalents and short-term investments	57,511	57,511	57,511	—	—
Derivatives	3,777	3,777	—	3,777	—
Other invested assets	26,298	31,325	—	31,325	—
Securities lending reinvested collateral assets	86,920	86,921	—	86,921	—
Other assets:
Separate account assets	293,201	293,201	293,201	—	—
Liabilities:
Individual deferred and immediate annuity contracts	$25,587	25,627	—	25,627	—
Guaranteed investment contracts	100,000	101,254	—	101,254	—
Separate account liabilities	293,201	293,201	293,201	—	—

2019
Assets:
Investments:
Bonds	$1,830,101	1,927,586	4,489	1,913,940	9,157
Common stocks	8,488	8,488	—	8,488	—
Mortgage loans on real estate	436,177	449,123	—	—	449,123
Contract loans	124,930	152,617	—	—	152,617
Cash, cash equivalents and short-term investments	(1,868)	(1,868)	(1,868)	—	—
Derivatives	2,329	2,329	—	2,329	—
Securities lending reinvested collateral assets	74,080	74,082	—	74,082	—
Other assets:
Separate account assets	268,295	268,295	268,295	—	—
Liabilities:
Individual deferred andimmediate annuity contracts	$25,169	22,566	—	22,566	—
Guaranteed investment contracts	100,000	80,145	—	80,145	—
Separate account liabilities	268,295	268,295	268,295	—	—

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of SSAP No. 100, Fair Value Measurements, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Bonds – The estimated fair value of bonds is based on market prices published by the SVO, where available. Otherwise, the fair value of bonds is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities. The Company classifies these bonds as Level 1 assets.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these bonds as Level 2 assets.

Bonds not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular bond to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular bond. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These bonds are classified as Level 3 assets.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Preferred stocks – The estimated fair values of preferred stocks are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 as they are priced using market observable inputs.

Common stocks – The Company’s primary common stock holding is FHLB stock, which is carried at par and approximates fair value. The FHLB stock is not traded on an active market and is classified as a Level 2 asset.

Common stocks are carried at fair value based on information from the SVO or quoted market prices when fair market values are not available from the SVO. The Company has classified these other common stock fair values as Level 2 as they are priced using market observable inputs.

In some instances, common stocks are being carried based on valuation metrics obtained from a third party valuation report. These common stocks are classified as Level 3 assets.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs, such as credit rating, are internal.

Contract loans – The fair value of contract loans is estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

Cash, cash equivalents and short-term investments – Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash is comprised of bank deposits.

Derivatives – The Company enters into long-term investments comprised of equity index call options to economically hedge guarantees on riders for certain insurance contracts. The equity index call options are valued using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. These derivative assets are classified as Level 2 assets.

Other invested assets – Included in other invested assets are unaffiliated surplus notes. Estimated fair values for these are determined from market prices published by the SVO. The Company has classified these fair values as Level 2 since the valuation inputs are based on market observable information.

Securities lending reinvested collateral assets – Securities lending reinvested collateral is considered Level 2 for the purposes of fair value classification since they are short-term money market funds that are only available to securities lending customers and are not traded on an active market.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Separate account assets – Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the statutory statement of admitted assets, liabilities, and capital and surplus. The underlying securities are mutual funds that are valued using the reported net asset value, which is published daily. The Company has classified separate account assets as Level 1 assets.

Deferred and immediate annuity and investment contracts – The fair value of the Company’s liabilities under investment contracts is disclosed using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The Company has classified these fair values as Level 2 since the inputs are market observable.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

Common
Assets	Stocks
December 31, 2019	$—

Net investment gains/(losses):
Unrealized in surplus	126

Purchases	647

December 31, 2020	$773

Change in unrealized gains (losses):
Still held at December 31:
2019	$—
2020	$—

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no transfers between levels in 2020 or 2019.

(6)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other-than-temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Bonds and Stocks

Bonds and Stocks by Sector

The carrying value, gross unrealized gains and losses, and estimated fair values of investments in bonds and stocks at December 31 are as follows:

	2020
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value *	gains	losses	fair value
Bonds:
U.S. government	$43,269	2,381	—	45,650
All other governments	1,000	90	—	1,090
States, territories and possessions	224,715	17,078	(333)	241,460
Political subdivisions of states	3,849	365	—	4,214
Special revenue and assessment	112,748	6,851	—	119,599
Industrial and miscellaneous	1,361,163	113,099	(3,603)	1,470,659
Hybrid securities	2,000	234	—	2,234
Total bonds	$1,748,744	140,098	(3,936)	1,884,906
Preferred stocks	$2,000	171	—	2,171
Common stocks	$9,140	126	(5)	9,261

*	Represents cost for Common stocks

	2019
		Gross	Gross	NAIC
	Carrying	unrealized	unrealized	estimated
	value *	gains	losses	fair value
Bonds:
U.S. government	$53,081	1,920	(257)	54,744
All other governments	1,000	—	—	1,000
States, territories and possessions	194,285	10,963	(394)	204,854
Political subdivisions of states	4,014	296	—	4,310
Special revenue and assessment	128,562	3,260	(168)	131,654
Industrial and miscellaneous	1,447,159	83,716	(2,010)	1,528,865
Hybrid securities	2,000	159	—	2,159
Total bonds	$1,830,101	100,314	(2,829)	1,927,586
Common stocks	$8,492	—	(4)	8,488

*	Represents cost for Common stocks

Included in the tables above under the caption U.S. government are bonds that were issued by agencies not backed by the full faith and credit of the U.S. government such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Investments with an amortized cost of $3,040 and $3,043 were on deposit with various regulatory agencies as required by law as of December 31, 2020 and 2019, respectively.

Maturities of Bonds

The carrying value and the NAIC estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration.

		NAIC
	Carrying	estimated
	value	fair value
Due in one year or less	$159,389	171,799
Due after one year through five years	513,412	553,388
Due after five years through ten years	559,423	602,981
Due after ten years	516,520	556,738
Total	$1,748,744	1,884,906

Continuous Gross Unrealized Losses for Bonds and Stocks

The following tables present the NAIC estimated fair value and gross unrealized losses of the Company’s bonds (aggregated by sector) and preferred and common stocks in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	NAIC		NAIC		NAIC
	estimated	Unrealized	estimated	Unrealized	estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2020
Bonds:
States, territories and possessions	$10,180	(70)	2,102	(263)	12,282	(333)
Industrial and miscellaneous	109,621	(3,499)	4,643	(104)	114,264	(3,603)
Total bonds	119,801	(3,569)	6,745	(367)	126,546	(3,936)

Preferred and common stocks	—	—	1	(5)	1	(5)
Total	$119,801	(3,569)	6,746	(372)	126,547	(3,941)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

	Less than 12 months		12 months or longer		Total
	NAIC		NAIC		NAIC
	estimated	Unrealized	estimated	Unrealized	estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2019
Bonds:
U.S. government	$3,683	(15)	5,571	(242)	9,254	(257)
States, territories and possessions	6,385	(164)	2,135	(230)	8,520	(394)
Special revenue and assessment	16,431	(112)	5,016	(56)	21,447	(168)
Industrial and miscellaneous	81,432	(747)	37,883	(1,263)	119,315	(2,010)
Total bonds	107,931	(1,038)	50,605	(1,791)	158,536	(2,829)

Preferred and common stocks	—	—	1	(4)	1	(4)
Total	$107,931	(1,038)	50,606	(1,795)	158,537	(2,833)

The tables below summarize the bonds by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than	12 months
	12 months	or longer	Total
2020
99.9%-80%:
States, territories and possessions	$(70)	(263)	(333)
Industrial and miscellaneous	(3,499)	(104)	(3,603)
Total	$(3,569)	(367)	(3,936)

2019
99.9%-80%:
U.S. government	$(15)	(242)	(257)
States, territories and possessions	(164)	(230)	(394)
Special revenue and assessment	(112)	(56)	(168)
Industrial and miscellaneous	(747)	(1,263)	(2,010)
Total	$(1,038)	(1,791)	(2,829)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Evaluation of Other-Than-Temporarily Impaired Investments

Management regularly reviews its bond and stock portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments. An analysis which focuses on the issuer’s ability to service its debts and the length of time and extent the bond has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the portfolio.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other-than-temporarily impaired (“OTTI”). Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•	the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity investments, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

In addition to the above, for certain securitized financial assets with contractual cash flows, including loan-backed and structured securities, the Company periodically evaluates the securities using the currently estimated cash flows, including new prepayment assumptions using the retrospective adjustment methodology. If the evaluation based on currently estimated cash flows results in discounted estimated future cash flows less than the book value, an OTTI is considered to have occurred. If the Company has the ability to hold and no intent to sell the security, the impairment amount recognized as a realized loss would be the difference between the amortized cost and the discounted cash flows.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

For bonds that are OTTI and securities where the Company intends to sell or does not have the ability to hold the security, the realized loss would equal the difference between the amortized cost and its fair value at the statutory statements of admitted assets, liabilities, and capital and surplus date.

For industrial and miscellaneous securities, the Company evaluates the financial performance of the issuer, based upon credit performance and investment ratings, and expects to recover the entire amortized cost of each security.

As of December 31, 2020, investments in loan-backed and structured securities, for which an OTTI has not been recognized in earnings and which were in an unrealized loss position, had a fair value of $38,466. Loan-backed and structured securities in an unrealized loss position for less than 12 months had a fair value of $35,749 and unrealized losses of $1,145. Loan-backed and structured securities in an unrealized loss position for greater than 12 months had a fair value of $2,717 and unrealized losses of $49. These loan-backed and structured securities were primarily categorized as industrial and miscellaneous.

Current Year Evaluation

The Company has concluded that securities in an unrealized loss position as of December 31, 2020 and 2019 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold these investments until recovery of estimated fair value or amortized cost and for equity investments, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses increased from December 31, 2019 to December 31, 2020 due to wider credit spreads on certain bond holdings in the energy and airline industries that were negatively affected by the recession caused by the COVID-19 pandemic. No write-downs were deemed necessary for these securities as prices are expected to increase as the economy continues its recovery. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of the commercial mortgage loan portfolio as of December 31, 2020 and 2019 were $398,100 and $436,177, respectively.

The minimum and maximum gross lending rates for commercial mortgage loans for the years ended December 31 were:

	2020	2019
Minimum	3.6%	3.9%
Maximum	4.0	5.1

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 13.8% of the total portfolio as of December 31, 2020 and 2019.

The states that exceed 10% of the total loan portfolio were as follows as of December 31:

	2020	2019
Texas	$55,084	59,863
Florida	40,918	46,003

Portfolio Analysis

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes the commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
	Greater than	1.8x to	1.5x to	1.2x to	1.0x to	Less than
LTV	2.0x	2.0x	1.8x	1.5x	1.2x	1.0x	Total
2020
0% - 50%	$101,554	34,838	41,491	26,729	8,110	1,636	214,358
50% - 60%	3,105	7,113	13,894	30,446	11,004	1,753	67,315
60% - 70%	—	—	16,849	20,774	20,944	—	58,567
70% - 80%	—	—	3,037	12,740	15,238	7,156	38,171
80% and greater	—	—	1,797	1,747	7,493	8,652	19,689
Total	$104,659	41,951	77,068	92,436	62,789	19,197	398,100

2019
0% - 50%	$96,816	25,310	41,791	39,315	12,431	3,843	219,506
50% - 60%	3,070	10,558	28,227	27,384	8,575	3,298	81,112
60% - 70%	—	7,410	10,902	42,406	11,160	3,480	75,358
70% - 80%	—	—	—	16,535	11,337	1,745	29,617
80% and greater	—	—	—	—	13,999	16,585	30,584
Total	$99,886	43,278	80,920	125,640	57,502	28,951	436,177

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. The Company’s corporate policy directs that the LTV on new mortgages not exceed 75% for standard mortgages. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75% in 2020 and 2019.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure of the remaining balances (which equal the Company’s recorded investment), by type, as of December 31:

							Recorded
			90 days				investment >
	30-59 days	60-89 days	or more	Total			90 days and
	past due	past due	past due	past due	Current	Total	accruing
2020	$729	—	—	729	397,371	398,100	—
2019	$—	—	—	—	436,177	436,177	—

Performance, Impairment and Foreclosures

The Company had no mortgage loans in the process of foreclosure at December 31, 2020 or 2019. There were no mortgage loan write-downs in 2020, 2019 or 2018. The Company did not have an allowance for credit losses at December 31, 2020 or 2019.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the statutory statements of admitted assets, liabilities, and capital and surplus date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2020 or 2019.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2020, 2019 or 2018.

The Company had no recorded investments in, or unpaid principal balance of, impaired commercial loans at December 31, 2020 or 2019.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

No mortgages were sold to ONFS in 2020, 2019 or 2018.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Securities Lending

As of December 31, 2020 and 2019, the Company received $86,920 and $74,080, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in securities lending reinvested collateral assets in the statutory statements of admitted assets, liabilities, and capital and surplus with a corresponding liability of payable for securities lending to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2020 and 2019. The estimated fair value of loaned securities was $85,324 and $72,436 as of December 31, 2020 and 2019, respectively.

Net Realized Capital Gains (Losses) and Change in Unrealized Capital Gains (Losses)

The following is a summary of realized capital gains (losses) and the change in unrealized capital gains (losses), including realized losses for OTTI of investments, for the years ended December 31:

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2020
Bonds	$11,161	12	11,173
Common stocks	—	99	99
Derivative instruments	949	403	1,352
Total	12,110	514	12,624
Less amount credited to interest maintenance reserve	15,924	—	15,924
Net (losses) gains before tax	(3,814)	514	(3,300)
Taxes on investment (losses) gains	736	(137)	599
Admitted deferred tax asset	—	137	137
Net (losses) gains after tax	$(3,078)	514	(2,564)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2019
Bonds[1]	$83,238	5	83,243
Common stocks	—	(1)	(1)
Derivative instruments	39	929	968
Other	(120)	—	(120)
Total	83,157	933	84,090
Less amount credited to interest maintenance reserve[2]	85,235	—	85,235
Net (losses) gains before tax	(2,078)	933	(1,145)
Taxes on investment (losses) gains	(829)	(248)	(1,077)
Admitted deferred tax asset	—	248	248
Net (losses) gains after tax	$(2,907)	933	(1,974)

[1]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13.
[2]	Included in this amount are impacts from the BOLI SPDA reinsurance treaty discussed in Note 13. $58,109 became a component of the initial deferred gain for this reinsurance treaty.

		Change in	Total
	Realized	unrealized	investment
	gains (losses)	gains (losses)	gains (losses)
2018
Bonds	$205	(2)	203
Common stocks	—	(2)	(2)
Derivative instruments	—	(339)	(339)
Other	139	—	139
Total	344	(343)	1
Less amount credited to interest maintenance reserve	130	—	130
Net (losses) gains before tax	214	(343)	(129)
Taxes on investment (losses) gains	(397)	(1)	(398)
Admitted deferred tax asset	—	1	1
Net (losses) gains after tax	$(183)	(343)	(526)

Realized capital gains and losses, net of tax, for all types of bonds that result from changes in the overall level of interest rates are credited or charged to the IMR, and these capital gains or losses are amortized into income over the remaining period of time based on the original maturity date of the bond sold.

Realized capital gains (losses) on investments, as shown in the tables above, include write-downs for OTTI of $1,912, $2,149 and $193 for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, securities with a carrying value of $8,814, which have a cumulative write-down of $3,441 due to OTTI, remained in the Company’s investment portfolio.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Included in the write downs for OTTI are write downs for OTTI on loan-backed and structured securities of $0, $65 and $193 for 2020, 2019 and 2018, respectively. There were no securities with recognized OTTI impairment in 2020 due to the fact that the present value of the cash flows expected to be collected was less than the amortized cost basis of the securities.

Sales of Bonds

Proceeds from sales of investments in bonds, excluding calls, during 2020, 2019 and 2018 were $353,616, $294,604 and $230,888, respectively. Gross gains of $16,288, $86,150 and $1,394 and gross losses of $3,209, $748 and $1,368 were realized on those transactions in 2020, 2019 and 2018, respectively.

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity index call options to economically hedge liabilities embedded in indexed universal life products.

The following tables summarize the carrying value and notional amounts of the Company’s derivative financial instruments as of December 31:

	Assets		Liabilities
	Carrying	Notional	Carrying	Notional
	value*	amount	value**	amount
2020
Equity index call options	$3,777	106,117	—	—

Total	$3,777	106,117	—	—

2019
Equity index call options	$2,329	61,100	—	—

Total	$2,329	61,100	—	—

*	Included in derivatives
**	Included in other liabilities

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(8)	Deferred and Uncollected Life Insurance Premiums

Deferred and uncollected life insurance premiums are included in premiums and other considerations deferred and uncollected in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus. The table below summarizes these deferred and uncollected life insurance premiums, gross and net of loading for the years ended December 31:

	2020		2019
		Net of		Net of
	Gross	loading	Gross	loading
Ordinary new business	$3,509	184	4,373	3,541
Ordinary renewal	71,016	127,726	75,290	141,893
Total	$74,525	127,910	79,663	145,434

(9)	Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. For the current reporting year, the Company reported assets and liabilities from variable universal life.

In accordance with the State of Ohio procedures on approving items within the separate account, the separate account classification of the product is supported by the Ohio Statute 3907.15.

As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $293,201 and $268,295, respectively. These assets are legally insulated from the general account and are attributed to variable universal life.

At December 31, 2020 and 2019, there were no separate account securities lending arrangements.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. (In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.)

As of December 31, 2020 and 2019, the general account of the Company had a maximum guarantee for separate account liabilities of $0.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

Risk charges
2020	$51
2019	57
2018	61
2017	67
2016	71

As of December 31, 2020, 2019 and 2018, the general account of the Company did not make any payments towards separate account guarantees.

The Company does not guarantee a return of the contract holders’ separate account. Information regarding the nonguaranteed separate accounts of the Company is as follows as of and for the years ended December 31:

	2020	2019	2018
Premiums, considerations or deposits for year end	$9,790	10,901	11,283

	2020	2019
Reserves for accounts with assets at:
Market value	$289,860	264,597
Amortized cost	4,775	4,438
Total reserves	$294,635	269,035

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—
At market value	294,635	269,035
At book value without market value adjustment and with current surrender charge of less than 5%	—	—
Subtotal	294,635	269,035
Not subject to discretionary withdrawal	—	—
Total reserves	$294,635	269,035

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is a reconciliation of net transfers from separate accounts for the years ended December 31:

	2020	2019	2018
Transfers as reported in the summary of operations of the
Separate Accounts Statement:
Transfers to separate accounts	$10,274	10,890	11,298
Transfers from separate accounts	(29,122)	(32,154)	(34,258)
Net transfers from separate accounts before reconciling adjustments	(18,848)	(21,264)	(22,960)
Reconciling adjustments:
Policyholder charges	10,424	11,085	11,237
Other, net	(1,592)	(1,171)	(1,094)
Net transfers from separate accounts	$(10,016)	(11,350)	(12,817)

(10)	Reserves for Future Policy Benefits

The reserves for future policy benefits are comprised of liabilities for traditional life policies and contracts, accident and health policies, universal life policies, and investment contracts.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(11)	Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2020:

Individual Annuities
		Separate
	General	account
	account	non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	32,274	—	32,274	83.7%
Not subject to discretionary withdrawal	6,295	—	6,295	16.3%
Total, gross	38,569	—	38,569	100.0%
Reinsurance ceded	20,261	—	20,261
Total, net	$18,308	—	18,308

Deposit-Type Contracts
		Separate
	General	account
	account	non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	296	—	296	0.3%
Not subject to discretionary withdrawal	107,524	—	107,524	99.7%
Total, gross	107,820	—	107,820	100.0%
Reinsurance ceded	—	—	—
Total, net	$107,820	—	107,820

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2020:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$18,124
Supplementary contracts with life contingencies, net	184
Deposit-type contracts	107,820
Subtotal	126,128
Separate Accounts Annual Statement:
Annuities, net	—
Total annuity reserves and deposit liabilities, net	$126,128

As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:

				Separate account - guaranteed
	General account			and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	3,740,726	3,530,770	3,737,504	—	—	—
Universal life with secondary guarantees	223,635	212,263	386,461	—	—	—
Indexed universal life with secondary guarantees	61,356	32,462	39,956	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	46,925	13,872	47,345	—	—	—
Miscellaneous reserves	—	—	2,127	433	433	294,636
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	1,568,203	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	19,583	XXX	XXX	—
Disability - disabled lives	XXX	XXX	13,278	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	6,061	XXX	XXX	—
Total, gross	4,072,642	3,789,367	5,820,518	433	433	294,636
Reinsurance ceded	2,028,831	949,202	3,739,453	—	—	—
Total, net	$2,043,811	2,840,165	2,081,065	433	433	294,636

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2020:

Life, accident and health Annual Statement:
Life insurance, net	$2,081,065

Separate Accounts Annual Statement:
Life insurance, net	294,636
Total life reserves, net	$2,375,701

Annuity reserves and deposit liabilities by withdrawal characteristics are shown below as of December 31, 2019:

Individual Annuities
		Separate
	General	account
	account	non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	35,342	—	35,342	84.0%
Not subject to discretionary withdrawal	6,740	—	6,740	16.0%
Total, gross	42,082	—	42,082	100.0%
Reinsurance ceded	23,120	—	23,120
Total, net	$18,962	—	18,962

Deposit-Type Contracts
		Separate
	General	account
	account	non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	—	—	0.0%
At book value less surrender charge	—	—	—	0.0%
At fair value	—	—	—	0.0%
Total with adjustment or at market value	—	—	—	0.0%
At book value without adjustment	44	—	44	0.0%
Not subject to discretionary withdrawal	106,511	—	106,511	100.0%
Total, gross	106,555	—	106,555	100.0%
Reinsurance ceded	—	—	—
Total, net	$106,555	—	106,555

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of annuity reserves and deposit liabilities as of December 31, 2019:

Life, accident and health Annual Statement:
Annuities (excluding supplementary contracts with life contingencies), net	$18,676
Supplementary contracts with life contingencies, net	286
Deposit-type contracts	106,555
Subtotal	125,517
Separate Accounts Annual Statement:
Annuities, net	—
Total annuity reserves and deposit liabilities, net	$125,517

As of December 31, 2019, withdrawal characteristics of life actuarial reserves were as follows:

	General account			Separate account - guaranteed and non-guaranteed
	Account value	Cash value	Reserve	Account value	Cash value	Reserve
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	—	—	—	—	—
Universal life	3,722,192	3,499,385	3,714,733	—	—	—
Universal life with secondary guarantees	230,635	215,893	384,875	—	—	—
Indexed universal life with secondary guarantees	38,580	18,448	24,391	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	—	—	—	—	—	—
Variable universal life	49,329	26,636	49,744	268,295	268,295	269,035
Miscellaneous reserves	—	—	2,337	—	—	—
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	XXX	XXX	1,567,647	XXX	XXX	—
Accidental death benefits	XXX	XXX	—	XXX	XXX	—
Disability - active lives	XXX	XXX	17,964	XXX	XXX	—
Disability - disabled lives	XXX	XXX	14,051	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	20,336	XXX	XXX	—
Total (gross)	4,040,736	3,760,362	5,796,078	268,295	268,295	269,035
Reinsurance ceded	2,013,771	2,006,282	3,720,786	—	—	—
Total (net)	$2,026,965	1,754,080	2,075,292	268,595	268,295	269,035

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The following is the reconciliation of life actuarial reserves as of December 31, 2019:

Life, accident and health Annual Statement:
Life insurance, net	$2,075,292

Separate Accounts Annual Statement
Life Insurance, net	269,035
Total life reserves, net	$2,344,327

(12)	Unpaid Claim Reserves

The Company establishes unpaid claim reserves, which provide an estimated cost of paying claims made under individual disability accident and health policies. These reserves include estimates for claims that have been reported and claims that have been incurred but not reported. The amounts recorded for unpaid claim reserves are based on appropriate actuarial guidelines and techniques that represent the Company’s best estimate based on current known facts and the actuarial guidelines. Accordingly, actual claim payouts may vary from present estimates.

The following table summarizes the disabled life unpaid claims for the years ended December 31:

	2020	2019	2018
Claim reserves, beginning of year	$66,205	65,157	65,538
Less reinsurance recoverables	(11,459)	(3,433)	(3,596)
Net claim reserves, beginning of year	54,746	61,724	61,942
Claims paid related to:
Current year	(150)	(256)	(171)
Prior years	(2,389)	(19,495)	(10,076)
Total claims paid	(2,539)	(19,751)	(10,247)
Incurred related to:
Current year’s incurred	7,324	9,384	5,920
Current year’s interest	153	197	126
Prior years' incurred	(1,907)	448	1,198
Prior years' interest	2,772	2,744	2,784
Total incurred	8,342	12,773	10,028
Net claim reserves, end of year	60,549	54,746	61,723
Plus reinsurance recoverables	3,736	11,459	3,434
Claims reserves, end of year	$64,285	66,205	65,157

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The change in claim reserves and liabilities for claims incurred in prior years is the result of the general maturing process of claims, including the normal fluctuation resulting from the relatively small size of the block and continuing claim analysis.

(13)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and affiliates. This reinsurance involves either ceding certain risks to, or assuming risks from, other insurance companies. The Company’s statutory financial statements reflect the effects of assumed and ceded reinsurance transactions.

The Company manages its risks related to certain reinsurance agreements by monitoring the credit ratings of the reinsurer. Reinsurance with unauthorized reinsurers is secured by either letter of credit or assets held in trust for the benefit of the Company in accordance with the requirements in Appendix A-785 of the NAIC Statutory Accounting Practices and Procedures Manual. As of December 31, 2020 and 2019, a non-affiliated reinsurer held a letter of credit of $346 and $463, respectively. As of December 31, 2020 and 2019, affiliated reinsurers held assets in trust with an estimated fair value of $574,299 and $542,682, respectively, as discussed in more detail below.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies.

Effective July 1, 2019, the Company entered into a reinsurance agreement to coinsure 100% of its retained inforce BOLI and SPDA blocks of business with a third party reinsurer licensed as an authorized reinsurer in the State of Ohio. As a result of this transaction, bonds and cash carried at the amount of $1,020,653 were transferred to the reinsurer, resulting in a pre-tax realized gain of $71,585 for the year ended December 31, 2019. This transaction resulted in IMR of $58,109 being transferred to the reinsurer by the Company and a deferred reinsurance gain of $24,387, which was recorded in surplus at the contract’s inception.

Affiliate Reinsurance

ONLIC assumes certain accident and health insurance policies and BOLI policies issued by the Company, but ceased reinsuring new policies in October 2016. Montgomery Re, Inc. (“MONT”), an affiliated reinsurer, assumes certain term life policies and certain death benefit guarantee universal life policies issued by the Company. Kenwood Re, Inc. (“KENW”), an affiliated reinsurer, and Camargo Re Captive, Inc. (“CMGO”), an affiliated reinsurer, assume certain term life policies issued by the Company.

As noted above, the Company participates in six reinsurance agreements where term life policies and universal life policies with secondary guarantees are ceded to affiliated captive reinsurers. The applicable standard for reinsurance agreements between the Company and affiliated captives MONT and KENW is the NAIC Term Life and Universal Life with Secondary Guarantees (XXX/AXXX) Credit for Reinsurance Model Regulation (“the Model Regulation”), as defined in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance. MONT and KENW are exempt from Actuarial Guideline 48 (“AG 48”) under the grandfathering provision. The following tables summarize the reserve credit taken and the assets supporting the XXX and AXXX reserves ceded by the Company to MONT and KENW:

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

2020
Affiliated captive assuming company	Type of agreement	Agreement effective date	Required statutory reserves	Trust agreements	Other assets and Miscellaneous balances	Total assets supporting reserves	Surplus / (Shortfall)
MONT	AXXX	5/1/2011	$190,506	183,853	101,287	285,140	94,634
MONT	XXX	7/1/2012	122,251	124,344	68,284	192,628	70,377
KENW	XXX	12/31/2013	560,961	256,586	352,403	608,989	48,028

2019
Affiliated captive assuming company	Type of agreement	Agreement effective date	Required statutory reserves	Trust agreements	Other assets and Miscellaneous balances	Total assets supporting reserves	Surplus / (Shortfall)
MONT	AXXX	5/1/2011	$183,749	180,250	101,913	282,163	98,414
MONT	XXX	7/1/2012	121,550	119,235	67,419	186,654	65,104
KENW	XXX	12/31/2013	559,911	233,504	359,541	593,045	33,134

The Company’s affiliated captive CMGO is AG48 compliant and CMGO is an authorized reinsurer in Ohio.

For CMGO’s contracts, funds called primary security assets (“PSL assets”) are required to be held at levels specified in the Model Regulation. These funds, consisting of cash and NAIC 1-3 rated securities, are held on behalf of the Company as security under the reinsurance agreement on a trust basis, and are maintained at an amount greater than the required level of PSL assets. Funds called other security assets (“OS assets”) are also held, consisting primarily of stop loss agreements, at a level at least equal to the difference between statutory reserves and the amount of the PSL assets. The following tables include additional information pertaining to the XXX reserves ceded by the Company to CMGO as of December 31, 2020 and 2019:

2020
Affiliated captive assuming company	Type of agreement	Agreement effective date	Required statutory reserves	Required primary security	PSL assets held	PSL assets held less required reserves	OS assets held	Surplus / (Shortfall)
CMGO	XXX (AG48)	12/31/2018	$283,199	157,203	192,639	(90,560)	128,034	37,474

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

2019
Affiliated captive assuming company	Type of agreement	Agreement effective date	Required statutory reserves	Required primary security	PSL assets held	PSL assets held less required reserves	OS assets held	Surplus / (Shortfall)
CMGO	XXX (AG48)	12/31/2018	$232,049	111,070	144,142	(87,907)	123,334	35,427

Further information on the activities related to ONLAC’s ceded business is as follows for the years ended December 31:

	2020		2019		2018
	Affiliate	Nonaffiliate	Affiliate	Nonaffiliate	Affiliate	Nonaffiliate
Premiums ceded	$144,481	137,882	155,038	145,421	144,924	130,277
Benefits incurred	98,806	177,375	109,858	174,520	96,141	162,222
Commision and expense allowance	24,787	26,346	39,193	25,098	21,260	9,124

	2020		2019
	Affiliate	Nonaffiliate	Affiliate	Nonaffiliate
Reserve for future policy benefits	$2,082,243	1,780,573	2,023,081	1,832,281
Policy and contract claims payable	18,968	17,019	19,047	16,300
Reinsurance recoverable	—	17,749	—	21,961

Affiliate Reinsurance Agreements

The details of the Company’s affiliate reinsurance agreements are as follows:

Effective December 31, 2015, the Company entered into a 100% coinsurance reinsurance agreement with CMGO. The agreement is 100% coinsurance of one in force block of business to CMGO. This block consists of 10, 15 and 20 year term policies issued beginning January 1, 2015, and includes policies issued within this block through December 31, 2017. Effective December 31, 2018, the Company amended the coinsurance agreement to include Term 10-year, 15-year, and 20-year level policies issued between January 1, 2018 and December 31, 2019. CMGO provides security under the reinsurance agreement to back the ceded reserve credit taken by the Company by supporting both the required level of primary security (“PSL”) and the required level of other security pursuant to AG48. The PSL is secured by assets in trust comprised of corporate and government bonds, collateralized mortgage obligations and cash. The other security is supported by a stop loss asset provided through an external reinsurance agreement.

On July 1, 2014, the reinsurance agreement, dated February 1, 1981, between ONLAC and ONLIC for accident and health insurance (disability insurance) was amended. ONLAC recaptured the disability insurance business from ONLIC that was previously ceded under the agreement. The transaction was a recapture of $57,212 in previously ceded premiums which was recorded in accident and health insurance premiums in the statements of income and $58,052 recapture of previously ceded reserves which was recorded in benefits and claims expenses in the statements of income and future policy benefits and claims liability in the balance sheets.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Effective December 31, 2013, the Company amended its existing 100% coinsurance reinsurance agreement with MONT. The agreement states that the Company recaptured the blocks of business including 10 year term policies issued from January 1, 2009 to December 31, 2010, and 15 and 20 year term polices issued from June 4, 2007 to December 31, 2010.

Effective December 31, 2013, the Company entered into a 100% coinsurance reinsurance agreement with KENW. The agreement included 100% coinsurance to cede two inforce blocks of business to KENW. The first block ceded 10 year term policies issued from January 1, 2009 to December 31, 2010, and 15 and 20 year term policies issued from June 4, 2007 to December 31, 2010 (excluding policies which were fully retained). The second block consisted of 10, 15 and 20 year term policies issued between January 1, 2012 and December 31, 2013.

Effective July 1, 2012, the Company amended the existing 100% coinsurance reinsurance agreement with MONT. The agreement was amended to include an additional 100% coinsurance reinsurance agreement to cede an inforce block of business to MONT. The ceded business consisted of two blocks. The first block consisted of 10, 15, and 20 year term policies issued from January 1, 2011 to December 31, 2011 and was ceded to MONT effective July 1, 2012. The second block was fully retained 10 year term policies issued between April 1, 2004 and June 30, 2008 which were recaptured from a nonaffiliated reinsurer and retroceded to MONT effective December 31, 2012.

Effective May 1, 2011, the Company amended its existing reinsurance agreement with MONT to cede at 100% an additional inforce block of business. The ceded business consisted of 10 year term policies issued from January 1, 2009 to December 31, 2010 and certain death benefit guarantee universal life policies issued from March 23, 2002 to December 11, 2009. Additionally, certain 15 year and 20 year term policies issued from June 4, 2007 to December 31, 2010 that were previously reinsured in part with nonaffiliated reinsurers were also ceded to MONT at 100%.

Effective June 30, 2009 the Company amended its existing reinsurance agreement with MONT to cede at 100% an additional inforce block of business. The ceded business consisted of 10 year term policies issued from April 1, 2004 to December 31, 2008. Policies issued between April 1, 2004 and June 30, 2008 which were ceded to a nonaffiliated reinsurer were excluded and not reinsured under this amendment.

Effective December 31, 2008 the Company entered into a 100% coinsurance reinsurance agreement with MONT. The agreement included 100% coinsurance to cede 10 year term policies issued from January 1, 2000 to March 31, 2004.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Net traditional life and accident and health insurance premiums earned are summarized as follows for the years ended December 31:

	2020	2019	2018
Direct premiums earned	$493,797	528,958	478,565
Reinsurance assumed	264	322	372
Reinsurance ceded	(281,824)	(300,459)	(275,201)
Net premiums earned	$212,237	228,821	203,736

(14)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matured in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. In March 2018, ONFS increased the existing credit facility by $325,000 to $900,000. The credit facility now matures in March 2023. ONFS did not utilize this facility as of December 31, 2020 or 2019 for the benefit of the Company.

There was no interest or fees paid by the Company on these credit facilities in 2020, 2019 or 2018.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(15)	Income Taxes

The Company provides for deferred tax assets in accordance with the NAIC issued guidance. The components of the net admitted deferred tax asset, including those certain deferred tax assets and deferred tax liabilities, recognized in the Company’s statutory statements of admitted assets, liabilities, and capital and surplus as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Gross deferred tax assets	$99,249	147	99,396
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	99,249	147	99,396
Nonadmitted deferred tax assets	(40,193)	—	(40,193)
Admitted deferred tax assets	59,056	147	59,203
Deferred tax liabilities	(29,184)	(913)	(30,097)

Admitted deferred tax assets, net	$29,872	(766)	29,106

2019
Gross deferred tax assets	$98,679	175	98,854
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	98,679	175	98,854
Nonadmitted deferred tax assets	(32,608)	—	(32,608)
Admitted deferred tax assets	66,071	175	66,246
Deferred tax liabilities	(33,048)	(907)	(33,955)

Admitted deferred tax assets, net	$33,023	(732)	32,291

Change
Gross deferred tax assets	$570	(28)	542
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	570	(28)	542
Nonadmitted deferred tax assets	(7,585)	—	(7,585)
Admitted deferred tax assets	(7,015)	(28)	(7,043)
Deferred tax liabilities	3,864	(6)	3,858

Admitted deferred tax assets, net	$(3,151)	(34)	(3,185)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The amount of gross deferred tax assets admitted under each component and the resulting increased amount by tax character as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	29,106
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	30,546
Lesser of (1) or (2)	29,106	—	29,106
Deferred tax liabilities	29,949	148	30,097
Admitted deferred tax assets as the result of application of SSAP No. 101	$59,055	148	59,203

2019
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	32,291
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	33,773
Lesser of (1) or (2)	32,118	173	32,291
Deferred tax liabilities	33,048	907	33,955
Admitted deferred tax assets as the result of application of SSAP No. 101	$65,166	1,080	66,246

Change
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	—	—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitations:
(1) Adjusted gross deferred tax assets expected to be realized
following the balance sheet date	N/A	N/A	(3,185)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	(3,227)
Lesser of (1) or (2)	(3,012)	(173)	(3,185)
Deferred tax liabilities	(3,099)	(759)	(3,858)
Admitted deferred tax assets	$(6,111)	(932)	(7,043)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The ratios used for threshold limitation (for SSAP 101 Paragraph 11b) as of December 31 are as follows:

	2020	2019	Change
Ratio percentage used to determine recovery period and threshold limitation amount in above adjusted gross deferred tax assets	656.31%	810.64%	(154.33%)
Amount of adjusted capital and surplus used to determine the recovery period threshold limitation amount in above adjusted gross deferred tax assets	$221,289	242,761	(21,472)

The impact of tax-planning strategies as a percentage of adjusted gross and net admitted deferred tax assets as of December 31 are as follows:

	Ordinary	Capital	Total
2020
Adjusted gross deferred tax assets:
(Percentage of total adjusted gross deferred tax assets)	—%	—%	—%
Net admitted gross deferred tax assets:
(Percentage of total net admitted adjusted gross deferred tax assets)	—%	0.25%	0.25%

2019
Adjusted gross deferred tax assets:
(Percentage of total adjusted gross deferred tax assets)	—%	—%	—%
Net admitted gross deferred tax assets:
(Percentage of total net admitted adjusted gross deferred tax assets)	—%	0.26%	0.26%

Change
Adjusted gross deferred tax assets:
(Percentage of total adjusted gross deferred tax assets)	—%	—%	—%
Net admitted gross deferred tax assets:
(Percentage of total net admitted adjusted gross deferred tax assets)	—%	(0.01)%	(0.01)%

The Company’s tax planning strategies do not include the use of reinsurance tax planning strategies.

There are no temporary differences for which deferred tax liabilities are not recognized.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The provisions for current tax expenses on earnings for years ended December 31 are as follows:

	2020	2019	2018
Current year federal tax expense - ordinary income	$41	908	4,143
Current year foreign tax expense - ordinary income	—	—	—
Subtotal	41	908	4,143
Current year tax expense - net realized capital gains	2,608	18,728	424
Utilization of capital loss carry forwards	—	—	—
Other	—	—	—
Federal and foreign income taxes incurred	$2,649	19,636	4,567

The tax effects of temporary differences that give rise to significant components of the net deferred tax assets as of December 31 are as follows:

Deferred tax assets:	2020	2019	2018	Change from 2019	Change from 2018
Ordinary:
Unearned premium reserve	$270	278	274	(8)	4
Policyholder reserves	42,724	43,569	43,438	(845)	131
Deferred acquisition costs	42,247	39,573	36,962	2,674	2,611
Section 807(f) reserves	6,500	7,098	8,462	(598)	(1,364)
Policyholder reserves - tax reform transition	5,480	6,576	7,672	(1,096)	(1,096)
Other	2,028	1,585	840	443	745
Ordinary deferred tax assets	99,249	98,679	97,648	570	1,031

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted ordinary deferred tax assets	(40,193)	(32,608)	(30,875)	(7,585)	(1,733)
Admitted ordinary deferred tax assets	59,056	66,071	66,773	(7,015)	(702)

Capital:
Investments	147	175	241	(28)	(66)
Capital deferred tax assets	147	175	241	(28)	(66)

Statutory valuation allowance adjustment	—	—	—	—	—
Nonadmitted capital deferred tax assets	—	—	—	—	—
Admitted capital deferred tax assets	147	175	241	(28)	(66)
Admitted deferred tax assets	59,202	66,246	67,014	(7,044)	(768)

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

Deferred tax liabilities:	2020	2019	2018	Change from 2019	Change from 2018
Ordinary:
Section 807(f) adjustment	2,194	2,562	3,058	(368)	(496)
Deferred and uncollected premiums	26,622	30,347	30,451	(3,725)	(104)
Investments	340	91	89	249	2
Other	28	48	43	(20)	5
Ordinary deferred tax liabilities	29,184	33,048	33,641	(3,864)	(593)

Capital:
Investments	45	—	680	45	(680)
Real estate	868	907	947	(39)	(40)
Unrealized capital gains	—	—	—	—	—
Other	—	—	—	—	—
Capital deferred tax liabilities	913	907	1,627	6	(720)
Deferred tax liabilities	30,097	33,955	35,268	(3,858)	(1,313)
Admitted deferred tax assets, net	$29,106	32,291	31,746	(3,185)	545

There was no statutory valuation allowance adjustment to gross deferred tax assets or net change in the total valuation allowance adjustments as of, and for the periods ended, December 31, 2020 and 2019.

The realization of the deferred tax asset is dependent upon the Company's ability to generate sufficient taxable income in future periods. Based on historical results and the prospects for future operations, management anticipates that it is more likely than not that future taxable income will be sufficient for the realization of the remaining deferred tax assets.

The change in the net deferred income taxes of December 31 is comprised of the following:

	2020	2019	2018	Change from 2019	Change from 2018
Total deferred tax assets	$99,396	98,854	97,889	542	965
Total deferred tax liabilities	(30,097)	(33,955)	(35,268)	3,858	1,313
Net deferred tax assets	69,299	64,899	62,621	4,400	2,278
Statutory valuation allowance adjustment	—	—	—	—	—
Net deferred tax assets	69,299	64,899	62,621	4,400	2,278
Tax effect of unrealized losses	379	242	(6)	137	248
Statutory valuation allowance adjustment allocated to unrealized	—	—	—	—	—
Change in net deferred income taxes	$69,678	65,141	62,615	4,537	2,526

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant tax effects causing this difference for the years ended December 31 are as follows:

	2020	2019	2018
Income before taxes	$2,009	14,028	8,510
Reinsurance surplus adjustment	(4,505)	460	—
Dividends received deduction	(64)	(111)	(311)
Interest maintenance reserve	2,612	5,353	(331)
Transfer pricing	(1,356)	(2,124)	(1,718)
Tax exempt income	(194)	(276)	(334)
Prior period adjustment	(225)	(189)	—
Tax rate change	—	—	(658)
Other	(165)	(31)	(152)
Total statutory taxes	$(1,888)	17,110	5,006

Provision for federal income taxes	$41	908	4,143
Tax on capital gains	2,608	18,728	424
Change in net deferred income tax	(4,537)	(2,526)	439
Total statutory taxes	$(1,888)	17,110	5,006

The Company’s policy for recording penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes.

Total federal income taxes paid (including tax on capital gains) was $1,529, $21,160 and $8,207 during the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, there are no net operating losses or capital loss carryforwards available for tax purposes, and the Company has tax credit carryforwards of $565 expiring in years 2023 through 2030. As of December 31, 2019, there are no net operating losses or capital loss carryforwards available for tax purposes, and the Company has tax credit carryforwards of $387 expiring in years 2023 through 2028. As of December 31, 2018, there are no net operating losses or capital loss carryforwards available for tax purposes, and the Company has tax credit carryforwards of $387 expiring in years 2023 through 2028

There are no federal income taxes incurred that are available for recoupment in the event of future net losses.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of reporting.

There are no aggregate federal income tax deposits under Internal Revenue Code Section 6603, and none are recorded as admitted assets.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

The Company’s federal income tax return is consolidated with the other life insurance companies ONLIC, National Security Life and Annuity Company (“NSLAC”), MONT, KENW, Sunrise Captive Re, LLC (“SUNR”), Sycamore Re, Ltd (“SYRE”), and CMGO and then with its common parent, ONMH.

The Company is not under current examination with the Internal Revenue Service. The statute of limitations remains open for tax years 2017, 2018 and 2019 for the consolidated tax group.

The allocation of taxes between members of the federal consolidated income tax return is subject to written agreement approved by the Board of Directors. Allocations are based on separate company calculations with current credit for losses. Intercompany tax balances are settled quarterly.

(16)	Capital and Surplus, Dividend Restrictions and Regulatory RBC

Capital and Surplus

The Company has 10,000 shares ($3,000 par value) authorized. 3,200 shares were issued and outstanding of Class A common stock as of December 31, 2020 and 2019. The Company has no preferred stock issued or outstanding.

The Company did not receive a capital contribution from its parent, ONLIC, during 2020, 2019 or 2018.

Regulatory RBC

The NAIC has established RBC requirements to assist regulators in monitoring the financial strength and stability of life insurers and provides for an insurance commissioner to intervene if the insurer experiences financial difficulty. The RBC requirements instruct every life insurer to calculate its total adjusted capital and RBC position. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. Under the NAIC requirements, each insurer must maintain its total adjusted capital and surplus above a calculated minimum threshold or take corrective measures to achieve that threshold. Based upon the December 31, 2020 and 2019 statutory financial statements, the Company exceeded all required RBC levels.

Dividend Restrictions

The payment of dividends by ONLAC to its parent, ONLIC, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONLIC without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of the Company, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $23,000 may be paid by ONLAC to ONLIC in 2021 without prior approval. ONLAC declared and paid ordinary dividends to ONLIC of $12,000, $30,857 and $27,000 in 2020, 2019 and 2018, respectively. Extraordinary dividends of $75,143 were paid by ONLAC to ONLIC during 2019. No extraordinary dividends were declared or paid during 2020 or 2018.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(17)	Additional Financial Instruments Disclosures

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans and bonds of $28,935 and $15,008 as of December 31, 2020 and 2019 respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the statutory financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(18)	Contingencies

The Company and all other solvent life insurance companies are periodically assessed by certain state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Some of these assessments are partially recoverable through a reduction in future premium taxes in some states. In addition, the Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings as well as state guaranty fund assessments are not likely to have a material adverse effect on the Company’s financial condition or results of operations.

(19)	Related Party Transactions

The Company has an agreement to receive services for personnel, data processing, and supplies from ONLIC. This agreement was approved by the Department. Generally, the apportionment is based upon specifically identifying the expense to the incurring entity. Where this is not feasible, apportionment is based upon pertinent factors and ratios. The terms call for a cash settlement at least quarterly. There is no assurance that these costs would be similar if the Company had to obtain such services on its own. This agreement resulted in services charges totaling $59,692, $52,859 and $59,927 in 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, ONLAC owed ONLIC $2,078 and $5,974, respectively.

The Company is a party to an agreement with ONMH and most of its direct and indirect subsidiaries whereby ONLIC maintains a common checking account. It is ONLIC’s duty to maintain sufficient funds to meet the reasonable needs of each party on demand. ONLIC must account for the balances of each party daily. Such funds are deemed to be held in escrow by ONLIC for the other parties such as ONLAC. Settlement is made daily for each party’s needs from or to the common account. It is ONLIC’s duty to invest excess funds in an interest-bearing account and/or short-term highly liquid investments. ONLIC will credit interest monthly at the average interest earned for positive cash balances during the period or charge interest on any negative balances. Interest credited for the years ended December 31, 2020, 2019 and 2018 was $20, $293 and $189, respectively. The parties agree to indemnify one another for any losses of any nature relating to a party’s breach of its duties under the terms of the agreement. At December 31, 2020 and 2019, respectively, ONLAC had $84,680 and $31,921 in the common account agreement. This amount was included in receivable from parent, subsidiaries and affiliates in the statutory statements of admitted assets, liabilities, and capital and surplus.

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Statutory Financial Statements

December 31, 2020, 2019 and 2018

(Dollars in thousands)

(20)	Accounting Changes and Corrections of Errors

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording of universal life and term direct death benefits. As of December 31, 2019, direct and net death benefits were overstated by $1,352. The events contributing to the death benefit overstatement impact surplus as follows:

Death benefits and other benefits: Death benefits	$1,352
Provision for federal income taxes	(284)
Correction of error, net of tax	$1,068

The Company’s December 31, 2020 statutory financial statements reflect a prior period adjustment relating to the recording of income taxes, primarily related to calculation changes in the intercompany tax transfer pricing chargebacks. The events contributing to the understatement of taxes impact surplus as follows:

Provision for federal income taxes	$(309)
Correction of error, net of tax	$(309)

The cumulative prior period surplus impact of these errors is shown as a direct adjustment to surplus within the statutory statements of changes in capital and surplus. SSAP No. 3R, Accounting Changes and Corrections of Errors, prescribes that if a reporting entity becomes aware of a material accounting error in a previously filed financial statement after it has been submitted to the appropriate regulatory agency, the entity shall file an amended financial statement unless otherwise directed by the domiciliary regulator. Correction of all immaterial accounting errors in previously issued statutory financial statements, for which an amended financial statement was not filed, shall be reported as adjustments to unassigned funds (surplus) in the period an error is detected.

                        Schedule I

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2020

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet [1]
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$15,911	17,641	15,911
Obligations of states and political subdivisions	230,069	247,570	230,069
Debt securities issued by foreign governments	1,000	1,090	1,000
Corporate securities	1,132,014	1,235,890	1,132,014
Asset-backed securities	184,779	188,579	184,779
Mortgage-backed securities	184,971	194,136	184,971
Total fixed maturity available-for-sale securities	1,748,744	1,884,906	1,748,744
Equity securities at fair value:
Common stocks:
Industrial, miscellaneous, and all other	9,140	9,261	9,261
Nonredeemable preferred stocks	2,000	2,171	2,000
Total equity securities at fair value	11,140	11,432	11,261

Mortgage loans on real estate, net	398,100		398,100
Contract loans	122,742		122,742
Cash and cash equivalents	57,511		57,511
Other long-term investments	28,603		30,080	[2]
Short-term investments securities lending collateral	86,920		86,920
Total investments	$2,453,760		2,455,358

[1]	See Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
[2]	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships.

See accompanying report of independent registered public accounting firm.

                                Schedule III

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs[1]	loss expenses	Premiums	payable	revenue
2020:
Individual life insurance	$—	2,080,690	535	23,200	188,044
Pension and annuities	—	125,832	—	—	492
All other	—	84,966	266	886	23,701
Total	$—	2,291,488	801	24,086	212,237
2019:
Individual life insurance	$—	2,074,918	581	30,769	208,808
Pension and annuities	—	125,473	—	—	547
All other	—	83,414	231	890	19,466
Total	$—	2,283,805	812	31,659	228,821
2018:
Individual life insurance	$—	3,123,147	327	14,973	188,331
Pension and annuities	—	150,227	—	—	102
All other	—	84,737	162	860	15,303
Total	$—	3,358,111	489	15,833	203,736

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits,	Amortization
		claims, losses	of deferred
	Net	and	policy	Other
	investment	settlement	acquisition	operating	Premium
Year segment	income[2]	expenses	costs[1]	expenses[2]	written3
2020:
Individual life insurance	$95,238	170,710	—	95,804
Pension and annuities	5,409	3,414	—	206
All other	5,928	15,944	—	29,372
Total	$106,575	190,068	—	125,382
2019:
Individual life insurance	$118,804	176,288	—	95,405
Pension and annuities	6,142	3,288	—	11
All other	14,921	13,286	—	25,032
Total	$139,867	192,862	—	120,448
2018:
Individual life insurance	$144,212	199,383	—	93,540
Pension and annuities	7,827	3,476	—	126
All other	5,763	13,635	—	24,012
Total	$157,802	216,494	—	117,678

[1]	Acquisition costs are not capitalized under statutory accounting.
[2]	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

                                Schedule IV

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net
2020:
Life insurance in force	$160,087,541	142,913,744	—	17,173,797	—%
Premiums:
Life insurance	454,549	266,505	—	188,044	—%
Pension and annuities	492	—	—	492
Accident and health insurance	39,295	15,858	264	23,701	1.1%
Total	$494,336	282,363	264	212,237	0.1%
2019:
Life insurance in force	$162,774,178	149,829,972	—	12,944,206	—%
Premiums:
Life insurance	494,762	285,954	—	208,808	—%
Pension and annuities	547	—	—	547
Accident and health insurance	33,648	14,505	323	19,466	1.7%
Total	$528,957	300,459	323	228,821	0.1%
2018:
Life insurance in force	$160,087,541	142,913,744	—	17,173,797	—%
Premiums:
Life insurance	449,768	261,437	—	188,331	—%
Pension and annuities	102	—	—	102
Accident and health insurance	28,695	13,764	372	15,303	2.4%
Total	$478,565	275,201	372	203,736	0.2%

See accompanying report of independent registered public accounting firm.

                                Schedule V

OHIO NATIONAL LIFE ASSURANCE CORPORATION

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions	period
2020:
Valuation allowances –
None	$—	—	—	—	—
2019:
Valuation allowances –
None	$—	—	—	—	—
2018:
Valuation allowances –
None	$—	—	—	—	—

See accompanying report of independent registered public accounting firm.